UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23308

PPM FUNDS

(Exact Name of registrant as specified in charter)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606

(Address of principal executive offices)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606

(Mailing address)

Daniel W. Koors

PPM Funds

225 West Wacker Drive, Suite 1200

Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 634-2500

Date of Fiscal Year End: December 31

Date of Reporting Period: January 1, 2020 – June 30, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Report to Shareholders.

PPMFunds

Semi-Annual Report

June 30, 2020

The Securities and Exchange Commission ("SEC") has not approved or disapproved any of the Funds' shares or determined whether this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

You may elect to receive shareholder reports and other communications from the Funds electronically by doing one of the following:

- Calling 1-844-446-4PPM (1-844-446-4776)
- Logging into your account online
- Contacting your financial intermediary (such as a broker-dealer or bank), if you hold Fund shares through a financial intermediary

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the PPM Funds' annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on PPM America's website (www.ppmamerica.com/ppmfunds/), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you hold your shares directly with the Funds and wish to continue receiving paper copies of your shareholder reports, you may elect to do so by contacting the Funds at the phone number listed above or by logging into your account online. If you hold your shares through a financial intermediary, you may elect to continue receiving paper copies of your shareholder reports by contacting your financial intermediary. Your election to receive reports in paper will apply to all PPM Funds that you hold directly or all PPM Funds you hold through your financial intermediary, as applicable.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.

PPMFunds (Unaudited)

June 30, 2020

PPM Funds including: PPM Core Plus Fixed Income Fund (PKPIX), PPM Floating Rate Income Fund (PKFIX), PPM High Yield Core Fund (PKHIX), PPM Long Short Credit Fund (PKLIX), PPM Large Cap Value Fund (PZLIX), PPM Mid Cap Value Fund (PZMIX) and PPM Small Cap Value Fund (PZSIX)

PPM Funds Supplements to Prospectus

Privacy Policy

PPMFunds Schedules of Investments (Unaudited) June 30, 2020

PPM Core Plus Fixed Income Fund

Composition as of June 30, 2020:
Corporate Bonds and Notes	48.4%
Government and Agency Obligations	36.1
Non-US Government Agency ABS	7.1
Senior Floating Rate Instruments	1.6
Short Term Investments	6.8
Total Investments	100.0%

PPM Floating Rate Income Fund

Composition as of June 30, 2020:
Senior Floating Rate Instruments	90.1%
Corporate Bonds and Notes	2.9
Investment Companies	2.5
Warrants	-
Common Stocks	-
Short Term Investments	4.5
Total Investments	100.0%

PPM High Yield Core Fund

Composition as of June 30, 2020:
Corporate Bonds and Notes	90.1%
Senior Floating Rate Instruments	3.5
Investment Companies	1.7
Non-US Government Agency ABS	0.1
Common Stocks	0.1
Warrants	0.0
Short Term Investments	4.5
Total Investments	100.0%

PPM Long Short Credit Fund

Composition as of June 30, 2020:
Corporate Bonds and Notes	70.1%
Senior Floating Rate Instruments	14.8
Non-US Government Agency ABS	8.1
Investment Companies	2.1
Government and Agency Obligations	0.7
Warrants	0.0
Common Stocks	0.0
Short Term Investments	4.2
Net Long (Short) Investments	100.0%

PPM Large Cap Value Fund

Composition as of June 30, 2020:
Financials Health Care Information Technology Consumer Discretionary Consumer Staples Utilities Communication Services Industrials Energy Materials Real Estate Other Short Term Investments	19.1 16.8 15.5 9.0 8.7 7.4 6.8 6.3 5.6 3.4 1.0 0.5%
Total Investments	100.0%

PPM Mid Cap Value Fund

Composition as of June 30, 2020:
Financials Consumer Discretionary Information Technology Industrials Utilities Materials Health Care Consumer Staples Real Estate Energy Communication Services Other Short Term Investments	19.2 12.9 12.7 11.6 9.0 7.3 7.2 6.8 6.4 3.1 3.0 0.7%
Total Investments	100.0%

PPM Small Cap Value Fund

Composition as of June 30, 2020:
Financials Industrials Information Technology Consumer Discretionary Health Care Real Estate Materials Consumer Staples Utilities Energy Communication Services Other Short Term Investments	28.3 16.8 15.0 9.9 7.5 6.9 5.1 4.5 2.3 1.6 1.6 0.5%
Total Investments	100.0%

See accompanying Notes to Financial Statements.

PPMFunds

June 30, 2020 (Unaudited)

Important Disclosures and Glossary

Before investing, investors should carefully read the prospectus and/or summary prospectus and consider the investment objectives, risk, charges and expenses. For this and more complete information about the Funds, investors may obtain a prospectus or summary prospectus by calling 1-844-446-4PPM (1-844-446-4776), by writing PPM Funds, P.O. Box 2175, Milwaukee, Wisconsin 53201-2175, or by visiting www.ppmamerica.com/ppmfunds/.

Mutual funds are issued by PPM America, Inc. PPM Funds are distributed by Jackson National Life Distributors LLC, member FINRA.

The discussion of the Funds’ investments and investment strategy (including current investment themes, the portfolio managers’ research and investment process, and portfolio characteristics) represents the Funds’ investments and the views of the portfolio managers and PPM America, Inc., the Funds’ investment adviser, at the time of this report, and are subject to change without notice.

Ratings of securities in PPM Floating Rate Income Fund for attribution purposes are based on the Standard & Poor’s (“S&P”) rating. Securities without an S&P rating are categorized as “Other.” Ratings of securities in PPM High Yield Core Fund and PPM Long Short Credit Fund for attribution purposes are based on the ICE BofA Rating Methodology, which uses credit quality ratings for the underlying securities held by the Fund from three nationally recognized statistical rating organizations (“NRSROs”): S&P, Moody’s Investor Service, and Fitch, Inc. If at least one of the NRSROs has rated the security, the ICE BofA Rating will reflect the average rating among the NRSROs that have rated the security. If no NRSRO ratings are available, the internal rating (Index Rating for the index universe) is used. For securities rated by an NRSRO other than S&P, that rating is converted to the equivalent S&P credit rating. Methods for rating securities as applied in the portfolio construction process are described in the Principal Investment Strategies sections of the Prospectus. More information about securities ratings is contained in the Statement of Additional Information.

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance shown. All returns reflect the reinvestment of income dividends and capital gains. You cannot invest directly in an index.

Mutual fund investing involves risk. Please see the Notes to the Financial Statements of this semi-annual report, as well as the prospectus, for more information on risks.

PPMFunds

Schedules of Investments (Unaudited)

June 30, 2020

	Shares/Par[1]	Value ($)
PPM Core Plus Fixed Income Fund
CORPORATE BONDS AND NOTES 51.1%
Financials 16.2%
AerCap Ireland Capital Designated Activity Company
4.50%, 09/15/23	150,000	150,128
6.50%, 07/15/25	50,000	52,326
AIA Group Limited
3.60%, 04/09/29 (a)	200,000	220,318
Avolon Holdings Funding Limited
5.25%, 05/15/24 (a)	158,000	143,901
Bank of America Corporation
6.25%, (callable at 100 beginning 09/05/24) (b)	75,000	77,678
6.30%, (callable at 100 beginning 03/10/26) (b)	45,000	50,037
4.00%, 01/22/25	86,000	94,745
4.25%, 10/22/26	215,000	246,320
3.56%, 04/23/27	115,000	128,436
3.25%, 10/21/27	27,000	29,837
3.59%, 07/21/28	150,000	168,574
4.27%, 07/23/29	322,000	379,057
2.68%, 06/19/41	109,000	111,466
Barclays PLC
1.70%, 05/12/22 (c)	267,000	271,792
Capital One Financial Corporation
3.75%, 03/09/27	75,000	82,712
Citigroup Inc.
5.00%, (callable at 100 beginning 09/12/24) (b)	108,000	101,376
4.45%, 09/29/27	76,000	86,657
3.89%, 01/10/28 (d)	68,000	76,511
3.52%, 10/27/28	131,000	145,150
Credit Suisse Group AG
7.50%, (callable at 100 beginning 12/11/23) (a) (b)	200,000	215,500
6.50%, 08/08/23 (a)	250,000	272,806
4.21%, 06/12/24 (a)	125,000	134,362
Diamond Finance International Limited
8.35%, 07/15/46 (a)	100,000	130,336
General Motors Financial Company, Inc.
5.20%, 03/20/23	81,000	86,560
Glencore Funding LLC
4.88%, 03/12/29 (a)	115,000	128,854
HSBC Holdings PLC
6.88%, (callable at 100 beginning 06/01/21) (b) (c)	200,000	202,000
Icahn Enterprises L.P.
4.75%, 09/15/24	50,000	47,267
6.25%, 05/15/26	69,000	68,988
Intercontinental Exchange, Inc.
2.10%, 06/15/30	127,000	129,474
3.00%, 06/15/50	99,000	102,117
JPMorgan Chase & Co.
4.49%, (callable at 100 beginning 11/01/20) (b)	60,000	56,421
4.60%, (callable at 100 beginning 02/01/25) (b)	163,000	145,273
5.00%, (callable at 100 beginning 08/01/24) (b)	80,000	77,140
3.22%, 03/01/25	114,000	122,554
2.01%, 03/13/26	132,000	136,679
3.96%, 01/29/27	44,000	50,063
3.78%, 02/01/28 (d)	55,000	62,232
3.51%, 01/23/29	68,000	76,951
4.20%, 07/23/29	28,000	32,816
2.74%, 10/15/30	110,000	117,929
2.96%, 05/13/31	107,000	113,394
Lloyds Banking Group PLC
7.50%, (callable at 100 beginning 09/27/25) (b)	109,000	113,905
3.87%, 07/09/25 (c)	200,000	217,482
Markel Corporation
6.00%, (callable at 100 beginning 06/01/25) (b)	108,000	109,795
5.00%, 05/20/49	39,000	48,375
Metropolitan Life Global Funding I
3.60%, 01/11/24 (a)	210,000	229,969
Morgan Stanley
5.55%, (callable at 100 beginning 07/15/20) (b)	82,000	75,180
4.88%, 11/01/22	100,000	108,524
3.62%, 04/01/31	206,000	235,741
NatWest Markets PLC
2.38%, 05/21/23 (a)	200,000	204,484
Nordic Aviation Capital DAC
5.58%, 03/14/24 (e) (f)	135,000	101,925
Rassman, Joel H.
3.80%, 11/01/29	140,000	140,757
Santander Holdings USA, Inc.
3.45%, 06/02/25	135,000	140,697
State Street Corporation
2.90%, 03/30/26 (a)	87,000	94,342
The Goldman Sachs Group, Inc.
3.50%, 04/01/25	82,000	89,925
4.25%, 10/21/25	90,000	101,362
3.80%, 03/15/30	241,000	274,876
6.75%, 10/01/37	70,000	101,359
The Guardian Life Insurance Company of America
3.70%, 01/22/70 (a)	57,000	58,699
The PNC Financial Services Group, Inc.
3.45%, 04/23/29	115,000	131,797
The Royal Bank of Scotland Group Public Limited Company
3.07%, 05/22/28 (c)	200,000	209,968
The Travelers Companies, Inc.
2.55%, 04/27/50	26,000	25,564
Truist Financial Corporation
4.95%, (callable at 100 beginning 09/01/25) (b)	102,000	104,550
U.S. Bancorp
3.00%, 07/30/29	31,000	33,757
UBS AG
1.75%, 04/21/22 (a)	200,000	203,729
Wells Fargo & Company
2.41%, 10/30/25	253,000	263,334
3.20%, 06/17/27	203,000	220,027
3.58%, 05/22/28 (d)	24,000	26,647
2.88%, 10/30/30	125,000	133,530
		8,927,037
Energy 7.0%
Aker BP ASA
3.75%, 01/15/30 (a)	255,000	241,801
Baker Hughes Holdings LLC
4.49%, 05/01/30	106,000	121,848
Canadian Natural Resources Limited
2.05%, 07/15/25	109,000	109,194
Cheniere Corpus Christi Holdings, LLC
5.88%, 03/31/25	54,000	60,609
Cheniere Energy Partners, L.P.
4.50%, 10/01/29	125,000	121,875
Chevron Corporation
2.00%, 05/11/27	133,000	139,055
Denbury Resources Inc.
9.00%, 05/15/21 (a)	25,000	9,688
Diamondback Energy, Inc.
4.75%, 05/31/25	46,000	49,186
Endeavor Energy Resources, L.P.
5.50%, 01/30/26 (a)	14,000	13,433
5.75%, 01/30/28 (a)	14,000	13,487
Energy Transfer LP
6.75%, (callable at 100 beginning 05/15/25) (b)	102,000	86,630
7.13%, (callable at 100 beginning 05/15/30) (b)	119,000	102,101
4.25%, 03/15/23	173,000	182,564
5.25%, 04/15/29	42,000	45,843
3.75%, 05/15/30	67,000	66,334
5.80%, 06/15/38	70,000	71,271
6.13%, 12/15/45	20,000	20,895
Energy Transfer Operating, L.P.
6.25%, 04/15/49	40,000	42,623
Enlink Midstream, LLC
4.15%, 06/01/25	71,000	54,548
Enterprise Products Operating LLC
3.13%, 07/31/29	160,000	171,392
4.20%, 01/31/50	84,000	93,702
EQM Midstream Partners, LP
4.13%, 12/01/26	113,000	103,395
Everest Acquisition, LLC
0.00%, 05/15/26 (a) (g) (h)	35,000	8,115

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 36

PPMFunds

Schedules of Investments (Unaudited)

June 30, 2020

	Shares/Par[1]	Value ($)
Exxon Mobil Corporation
3.48%, 03/19/30	195,000	222,281
2.61%, 10/15/30 (c)	40,000	42,669
Marathon Petroleum Corporation
4.50%, 05/01/23	133,000	143,424
MEG Energy Corp.
7.13%, 02/01/27 (a)	22,000	18,276
MPLX LP
4.00%, 03/15/28	120,000	126,431
5.20%, 12/01/47	45,000	46,488
National Oilwell Varco, Inc.
3.60%, 12/01/29	125,000	121,730
Occidental Petroleum Corporation
3.50%, 08/15/29 (i)	140,000	102,424
4.30%, 08/15/39	20,000	13,794
4.40%, 08/15/49 (i)	22,000	15,072
Phillips 66
3.70%, 04/06/23	128,000	137,114
3.85%, 04/09/25	128,000	142,111
Sabine Pass Liquefaction, LLC
4.20%, 03/15/28	250,000	268,173
4.50%, 05/15/30 (a) (c)	80,000	88,398
Targa Resource Corporation
5.50%, 03/01/30 (a)	140,000	134,751
Transocean Pontus Limited
6.13%, 08/01/25 (a)	16,700	15,319
Transocean Poseidon Limited
6.88%, 02/01/27 (a)	49,000	43,261
Transocean Proteus Limited
6.25%, 12/01/24 (a)	113,750	104,540
WPX Energy, Inc.
5.88%, 06/15/28	60,000	57,459
4.50%, 01/15/30	53,000	46,803
		3,820,107
Health Care 5.3%
AbbVie Inc.
2.95%, 11/21/26 (a)	170,000	184,674
4.05%, 11/21/39 (a)	45,000	52,540
Amgen Inc.
2.20%, 02/21/27	133,000	139,774
2.45%, 02/21/30	48,000	50,703
2.30%, 02/25/31	54,000	56,069
3.15%, 02/21/40	164,000	175,200
Ascension Health
2.53%, 11/15/29	28,000	30,029
Bausch Health Companies Inc.
5.50%, 11/01/25 (a)	22,000	22,540
8.50%, 01/31/27 (a)	21,000	22,379
5.75%, 08/15/27 (a)	60,000	63,565
Baxter International Inc.
3.75%, 10/01/25 (a)	50,000	56,998
3.95%, 04/01/30 (a)	15,000	17,783
Bristol-Myers Squibb Company
3.40%, 07/26/29 (a)	205,000	236,613
4.13%, 06/15/39 (a)	100,000	127,098
Centene Corporation
5.25%, 04/01/25 (a)	100,000	102,970
5.38%, 08/15/26 (a)	59,000	61,372
4.25%, 12/15/27	106,000	109,382
4.63%, 12/15/29	120,000	126,600
3.38%, 02/15/30	72,000	72,699
Centene Escrow I Corporation
5.38%, 06/01/26 (a)	50,000	52,036
Cigna Holding Company
3.40%, 03/01/27 (a)	114,000	125,743
2.40%, 03/15/30	59,000	61,257
3.20%, 03/15/40	47,000	49,788
CVS Health Corporation
3.25%, 08/15/29	93,000	102,697
4.78%, 03/25/38	100,000	123,897
5.05%, 03/25/48	100,000	130,466
Jaguar Holding Company II
4.63%, 06/15/25 (a)	17,000	17,285
5.00%, 06/15/28 (a)	17,000	17,403
Molina Healthcare, Inc.
4.38%, 06/15/28 (a)	17,000	17,047
Mylan Inc
5.20%, 04/15/48	23,000	28,293
Mylan N.V.
3.95%, 06/15/26	10,000	11,176
Perrigo Finance Unlimited Company
4.38%, 03/15/26	31,000	33,768
Providence St. Joseph Health
2.53%, 10/01/29	67,000	69,746
Tenet Healthcare Corporation
4.88%, 01/01/26 (a)	140,000	137,178
Upjohn Inc.
2.30%, 06/22/27 (a)	29,000	29,935
3.85%, 06/22/40 (a)	119,000	127,639
4.00%, 06/22/50 (a)	86,000	91,966
		2,936,308
Communication Services 4.7%
AT&T Inc.
1.50%, (3M USD LIBOR + 1.18%), 06/12/24 (d)	375,000	375,742
2.30%, 06/01/27	135,000	140,017
5.25%, 03/01/37	61,000	75,716
4.90%, 08/15/37	16,000	19,147
3.50%, 06/01/41	110,000	115,951
Booking Holdings Inc.
4.10%, 04/13/25	124,000	139,243
4.63%, 04/13/30	130,000	153,129
CCO Holdings, LLC
4.75%, 03/01/30 (a)	91,000	93,216
Charter Communications Operating, LLC
4.91%, 07/23/25	140,000	160,346
5.38%, 04/01/38	45,000	54,775
6.83%, 10/23/55	51,000	68,458
Comcast Corporation
4.60%, 10/15/38	51,000	64,930
3.75%, 04/01/40	35,000	41,108
3.40%, 07/15/46	50,000	55,475
4.70%, 10/15/48	65,000	86,661
Hughes Satellite Systems Corporation
5.25%, 08/01/26	71,000	73,428
Live Nation Entertainment, Inc.
6.50%, 05/15/27 (a)	60,000	61,811
Sirius XM Radio Inc.
5.50%, 07/01/29 (a)	47,000	49,680
Sprint Spectrum Co LLC
3.36%, 09/20/21 (a)	62,500	63,300
TEGNA Inc.
5.00%, 09/15/29 (a)	70,000	65,552
The Walt Disney Company
2.65%, 01/13/31	131,000	139,130
T-Mobile USA, Inc.
3.50%, 04/15/25 (a)	65,000	70,893
1.50%, 02/15/26 (a)	132,000	131,992
Verizon Communications Inc.
3.00%, 03/22/27	33,000	36,564
3.15%, 03/22/30	87,600	98,759
Vodafone Group Public Limited Company
5.00%, 05/30/38	120,000	150,391
		2,585,414
Consumer Staples 4.1%
Altria Group, Inc.
2.35%, 05/06/25	85,000	89,404
3.40%, 05/06/30	54,000	58,125
Anheuser-Busch Companies, LLC
3.65%, 02/01/26	74,000	82,993
4.90%, 02/01/46	146,000	177,092
Archer-Daniels-Midland Company
2.75%, 03/27/25	18,000	19,542
3.25%, 03/27/30	70,000	79,287
BAT Capital Corp.
4.91%, 04/02/30	151,000	177,079
4.39%, 08/15/37	74,000	80,677
Cargill, Incorporated
2.13%, 04/23/30 (a)	35,000	36,679

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 36

PPMFunds

Schedules of Investments (Unaudited)

June 30, 2020

	Shares/Par[1]	Value ($)
Energizer Holdings, Inc.
6.38%, 07/15/26 (a)	48,000	49,646
JBS Investments II GmbH
7.00%, 01/15/26 (a)	200,000	209,986
JBS USA Food Company
5.88%, 07/15/24 (a)	16,000	16,215
6.50%, 04/15/29 (a)	84,000	89,092
Kraft Heinz Foods Company
4.25%, 03/01/31 (a)	68,000	71,960
4.63%, 10/01/39 (a)	20,000	20,043
Mars, Incorporated
3.95%, 04/01/49 (a)	143,000	178,344
PepsiCo, Inc.
3.63%, 03/19/50	110,000	133,344
Reynolds American Inc.
5.70%, 08/15/35	46,000	56,401
7.00%, 08/04/41	45,000	55,495
Safeway Inc.
3.50%, 02/15/23 (a)	83,000	84,045
Sysco Corporation
5.65%, 04/01/25 (j)	47,000	55,021
5.95%, 04/01/30 (j)	33,000	41,443
The Procter & Gamble Company
3.60%, 03/25/50	32,000	40,113
Walmart Inc.
2.85%, 07/08/24	174,000	188,538
3.25%, 07/08/29	100,000	116,244
2.95%, 09/24/49	50,000	56,427
		2,263,235
Consumer Discretionary 4.0%
Adient US LLC
9.00%, 04/15/25 (a)	38,000	40,950
Amazon.com, Inc.
2.50%, 06/03/50	50,000	50,687
Carnival Corporation
11.50%, 04/01/23 (a)	120,000	129,848
Cedar Fair, L.P.
5.50%, 05/01/25 (a)	83,000	83,359
Delta Air Lines, Inc.
7.00%, 05/01/25 (a)	134,000	138,355
Fiat Chrysler Automobiles N.V.
5.25%, 04/15/23	103,000	106,453
Ford Motor Company
8.50%, 04/21/23	33,000	34,891
9.00%, 04/22/25	67,000	72,446
9.63%, 04/22/30 (i)	33,000	39,117
General Motors Company
6.13%, 10/01/25	51,000	57,302
6.80%, 10/01/27	39,000	45,347
GLP Financing, LLC
5.75%, 06/01/28	15,000	16,544
5.30%, 01/15/29	100,000	108,241
Hanesbrands Inc.
5.38%, 05/15/25 (a)	67,000	67,797
Hilton Domestic Operating Company Inc.
5.38%, 05/01/25 (a)	33,000	33,000
5.75%, 05/01/28 (a)	33,000	33,444
Hyatt Hotels Corporation
5.38%, 04/23/25 (j)	45,000	47,612
M.D.C. Holdings, Inc.
6.00%, 01/15/43	11,000	11,581
Macy's, Inc.
8.38%, 06/15/25 (a)	56,000	55,761
Marriott International, Inc.
5.75%, 05/01/25 (j)	115,000	125,174
Mileage Plus Holdings LLC
6.50%, 06/20/27 (a)	35,026	35,062
Newell Brands Inc.
4.88%, 06/01/25	46,000	48,144
NIKE, Inc.
3.25%, 03/27/40	74,000	82,829
Northwestern University
2.64%, 12/01/50	38,000	39,603
NVR, Inc.
3.00%, 05/15/30	134,000	140,085
Ross Stores, Inc.
4.60%, 04/15/25	169,000	194,177
4.80%, 04/15/30	62,000	74,240
Royal Caribbean Cruises Ltd.
11.50%, 06/01/25 (a)	22,000	22,935
Starbucks Corporation
2.25%, 03/12/30	145,000	150,709
The Home Depot, Inc.
3.35%, 04/15/50	74,000	85,079
		2,170,772
Utilities 3.3%
Ameren Illinois Company
4.50%, 03/15/49	90,000	117,652
Commonwealth Edison Company
3.75%, 08/15/47	79,000	93,106
Consolidated Edison Company of New York, Inc.
3.95%, 04/01/50	57,000	68,593
DPL Inc.
4.13%, 07/01/25 (a)	102,000	102,042
Edison International
4.95%, 04/15/25	21,000	23,118
Exelon Corporation
5.10%, 06/15/45	75,000	97,032
Nevada Power Company
3.70%, 05/01/29	140,000	162,888
NextEra Energy Capital Holdings, Inc.
2.75%, 05/01/25	102,000	110,437
Oncor Electric Delivery Company LLC
2.95%, 04/01/25	80,000	86,932
Pacific Gas And Electric Company
2.10%, 08/01/27 (i)	46,000	45,431
5.00%, 07/01/28	27,000	26,852
2.50%, 02/01/31	180,000	175,983
3.30%, 08/01/40 (i)	86,000	83,790
Southern California Edison Company
4.13%, 03/01/48	46,000	53,705
3.65%, 02/01/50	62,000	68,381
The AES Corporation
3.30%, 07/15/25 (a)	133,000	136,571
The Narragansett Electric Company
3.40%, 04/09/30 (a)	37,000	41,669
Vistra Operations Company LLC
3.55%, 07/15/24 (a)	71,000	73,438
3.70%, 01/30/27 (a)	220,000	227,756
		1,795,376
Materials 2.5%
Anglo American Capital PLC
5.38%, 04/01/25 (a)	200,000	226,046
4.88%, 05/14/25 (a)	121,000	134,609
4.75%, 04/10/27 (a)	180,000	200,299
CEMEX S.A.B. de C.V.
5.45%, 11/19/29 (a)	130,000	120,232
CF Industries, Inc.
4.50%, 12/01/26 (a)	314,000	345,708
Ecolab Inc.
4.80%, 03/24/30	38,000	48,150
Freeport-McMoRan Inc.
5.00%, 09/01/27	61,000	61,356
5.40%, 11/14/34	35,000	35,307
NOVA Chemicals Corporation
4.88%, 06/01/24 (a)	130,000	120,964
Teck Resources Limited
3.90%, 07/15/30 (a)	105,000	104,636
		1,397,307
Industrials 2.2%
Ashtead Capital, Inc.
5.25%, 08/01/26 (a) (i)	128,000	134,349
General Dynamics Corporation
4.25%, 04/01/40	100,000	124,433
General Electric Company
5.00%, (callable at 100 beginning 01/21/21) (b)	419,000	328,957
3.45%, 05/01/27	31,000	31,790

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 36

PPMFunds

Schedules of Investments (Unaudited)

June 30, 2020

	Shares/Par[1]	Value ($)
3.63%, 05/01/30	73,000	73,274
Hillenbrand, Inc.
4.50%, 09/15/26 (j)	20,000	20,086
Howmet Aerospace Inc.
6.88%, 05/01/25	36,000	39,105
IDEX Corporation
3.00%, 05/01/30	67,000	69,241
Lockheed Martin Corporation
1.85%, 06/15/30	35,000	35,878
2.80%, 06/15/50	32,000	33,736
Moog Inc.
4.25%, 12/15/27 (a)	44,000	42,897
Northrop Grumman Corporation
4.40%, 05/01/30	46,000	55,690
Park Aerospace Holdings Limited
5.25%, 08/15/22 (a)	190,000	178,008
United Rentals (North America), Inc.
3.88%, 11/15/27	55,000	54,827
		1,222,271
Information Technology 1.3%
Broadcom Corporation
3.88%, 01/15/27	57,000	61,652
Broadcom Inc.
4.25%, 04/15/26 (a)	130,000	144,727
Dell International L.L.C.
5.85%, 07/15/25 (a)	67,000	76,962
4.90%, 10/01/26 (a) (j)	50,000	55,062
Equifax Inc.
2.60%, 12/01/24 - 12/15/25	106,000	112,285
Hewlett Packard Enterprise Company
4.45%, 10/02/23	130,000	142,078
Microsoft Corporation
3.95%, 08/08/56	72,000	93,116
2.68%, 06/01/60	15,000	15,647
		701,529
Real Estate 0.5%
Boston Properties Limited Partnership
2.90%, 03/15/30	130,000	135,869
Simon Property Group, L.P.
2.45%, 09/13/29	99,000	98,224
VICI Properties Inc.
4.25%, 12/01/26 (a)	35,000	33,549
4.63%, 12/01/29 (a)	16,000	15,685
		283,327
Total Corporate Bonds And Notes (cost $26,620,795)		28,102,683
GOVERNMENT AND AGENCY OBLIGATIONS 38.1%
Mortgage-Backed Securities 27.0%
Federal Home Loan Mortgage Corporation
2.00%, 02/01/35 - 06/01/35	252,761	261,687
3.50%, 01/01/46 - 08/01/49	2,064,547	2,184,991
4.00%, 10/01/45 - 06/01/48	93,120	99,916
4.50%, 11/01/48	42,741	45,913
3.00%, 07/01/32 - 12/01/49	870,554	917,580
2.50%, 05/01/50	234,116	244,007
Federal National Mortgage Association, Inc.
TBA, 2.50%, 07/15/33 (k)	435,000	455,289
2.50%, 01/01/33 - 05/01/50	919,298	960,635
2.00%, 03/01/35	92,522	95,701
3.00%, 09/01/32 - 03/01/50	2,474,143	2,610,808
3.50%, 10/01/46 - 01/01/48	436,721	465,630
4.00%, 01/01/47 - 09/01/49	1,615,472	1,722,272
4.50%, 05/01/47 - 12/01/48	897,179	967,061
3.50%, 12/01/47 (k)	149,097	157,306
TBA, 3.00%, 07/15/48 (k)	454,000	477,959
Government National Mortgage Association
3.00%, 10/20/46 - 12/20/46	83,820	89,014
TBA, 2.50%, 07/15/47 (k)	105,000	110,474
4.00%, 07/20/47 - 05/20/49	681,658	729,647
TBA, 3.00%, 07/15/48 (k)	605,000	640,642
3.50%, 05/20/47 - 01/20/50	1,291,224	1,374,118
4.50%, 12/20/48 - 02/20/49	239,939	256,835
		14,867,485
U.S. Treasury Note 6.1%
Treasury, United States Department of
1.88%, 04/30/22	150,000	154,664
1.63%, 05/31/23	179,000	186,552
1.50%, 10/31/24 - 08/15/26	1,083,000	1,147,952
2.25%, 11/15/25	1,290,000	1,421,217
2.88%, 08/15/28	375,000	443,906
		3,354,291
U.S. Treasury Bond 4.4%
Treasury, United States Department of
3.75%, 08/15/41	461,000	679,039
3.13%, 11/15/41	292,000	395,204
2.50%, 02/15/45 - 02/15/46	772,000	953,936
3.00%, 02/15/48	277,000	378,927
		2,407,106
Sovereign 0.4%
Abu Dhabi, Government of
3.13%, 04/16/30 (a)	200,000	220,139
Municipal 0.2%
Dormitory Authority State of New York
3.19%, 02/15/43	100,000	108,822
Total Government And Agency Obligations (cost $19,611,702)		20,957,843
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 7.5%
Alaska Airlines Pass Through Trust
Series 2020-A-1, 4.80%, 08/15/27 (k)	94,000	95,175
American Airlines, Inc.
Series 2016-AA-2, 3.20%, 06/15/28	166,400	156,180
American Tower Trust #1
Series 2013-A-2, 3.07%, 03/15/23	265,000	265,595
AmeriCredit Automobile Receivables Trust
Series 2018-A3-1, 3.07%, 01/19/21	236,843	239,148
Ascentium Equipment Receivables Trust
Series 2017-A3-2A, 2.31%, 12/10/21	74,651	75,002
Capital One Prime Auto Receivables Trust
Series 2019-A2-2, 2.06%, 06/15/21	454,904	457,161
Series 2020-A2-1, 1.64%, 06/15/23	233,000	233,459
CCG Receivables Trust
Series 2018-A2-1, 2.50%, 02/14/21	23,328	23,415
Series 2019-A2-2, 2.11%, 03/14/23	100,000	99,564
CIG Auto Receivables Trust
Series 2017-A-1A, 2.71%, 05/15/23	8,014	7,919
Citigroup Commercial Mortgage Trust
Series 2019-A4-C7, REMIC, 3.10%, 12/17/29	275,000	305,560
COMM Mortgage Trust
Series 2014-A4-UBS3, REMIC, 3.82%, 05/10/24	49,000	53,159
CSMC Trust
Series 2017-A3-HL2, 3.50%, 09/25/24 (d)	53,106	53,954
DLL LLC
Series 2018-A3-ST2, 3.46%, 04/20/21	90,110	90,996
Series 2019-A2-MT3, 2.13%, 01/20/22	175,000	176,068
Foundation Finance Trust
Series 2017-A-1A, 3.30%, 08/15/22	32,935	33,144
GLS Auto Receivables Trust
Series 2019-A-1A, 3.37%, 03/15/21	43,081	43,450
Series 2018-A-3A, 3.35%, 08/15/22	11,997	12,047
GreatAmerica Financial Services Corporation
Series 2019-A2-1, 2.97%, 09/15/20	59,565	59,644
Series 2018-A3-1, 2.60%, 06/15/21	37,634	37,684
GS Mortgage Securities Corp Trust
Series 2017-B-SLP, REMIC, 3.77%, 10/12/22	158,000	157,879
HPEFS Equipment Trust
Series 2019-A2-1A, 2.19%, 09/20/29	176,818	177,047
Series 2019-A3-1A, 2.21%, 09/20/29	100,000	101,528
Hudson Yards Mortgage Trust
Series 2019-A-30HY, 3.23%, 07/12/29	150,000	167,797
J.P. Morgan Mortgage Trust
Series 2017-A6-6, REMIC, 3.00%, 03/25/25 (d)	53,101	53,720
John Deere Owner Trust
Series 2019-A2-B, 2.28%, 04/15/21	319,435	321,416
MVW Owner Trust
Series 2013-A-1A, 2.15%, 04/22/30	45,441	45,441

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 36

PPMFunds

Schedules of Investments (Unaudited)

June 30, 2020

	Shares/Par[1]	Value ($)
Prestige Auto Receivables Trust
Series 2019-A2-1A, 2.44%, 12/15/20	105,912	106,074
PSMC Trust
Series 2018-A1-3, REMIC, 4.00%, 02/25/41	37,551	38,161
Sequoia Mortgage Trust
Series 2019-A4-1, REMIC, 4.00%, 02/25/26	10,693	10,650
Toyota Auto Receivables Owner Trust
Series 2018-A3-B, 2.96%, 07/15/21	211,353	214,499
United Airlines, Inc.
Series 2012-A-1, 4.15%, 04/11/24	49,160	45,719
Series 2012-A-2, 4.00%, 10/29/24	43,843	39,504
Verizon Owner Trust
Series 2017-A-2A, 1.92%, 12/20/21	26,460	26,477
Volvo Financial Equipment LLC
Series 2019-A2-1A, 2.90%, 10/15/20	49,846	49,998
Wells Fargo Commercial Mortgage Trust
Series 2017-B-C38, 3.92%, 06/17/27 (d)	57,000	57,830
Total Non-U.S. Government Agency Asset-Backed Securities (cost $4,085,291)		4,132,064
SENIOR FLOATING RATE INSTRUMENTS 1.6%
Communication Services 0.5%
CenturyLink, Inc.
Reprice Term Loan, 2.43%, (1M LIBOR + 2.25%), 03/15/27 (d)	99,500	93,586
CSC Holdings, LLC
2020 Term Loan B, 2.43%, (1M LIBOR + 2.25%), 07/15/25 (d)	43,759	41,298
Diamond Sports Group, LLC
2020 Term Loan, 3.43%, (3M LIBOR + 3.25%), 08/24/26 (d)	33,745	27,376
Nexstar Broadcasting, Inc.
2017 Term Loan B3, 2.92%, (1M LIBOR + 2.75%), 07/15/26 (d)	75,458	71,618
T-Mobile USA, Inc.
2020 Term Loan, 3.18%, (1M LIBOR + 3.00%), 04/01/27 (d)	67,500	67,354
		301,232
Consumer Discretionary 0.5%
Caesars Resort Collection, LLC
Term Loan, 0.00%, (3M LIBOR + 4.50%), 06/19/25 (d) (l)	82,000	76,927
Golden Nugget, Inc.
2018 USD Term Loan, 3.25%, (1M LIBOR + 2.50%), 09/07/23 - 10/04/23 (d)	88,474	69,895
PCI Gaming Authority
2017 Term Loan B, 2.68%, (1M LIBOR + 2.50%), 05/15/26 (d)	119,036	113,084
		259,906
Consumer Staples 0.2%
JBS USA Lux S.A.
2018 Term Loan B, 3.07%, (3M LIBOR + 2.00%), 04/27/26 (d)	94,593	90,139
Utilities 0.1%
Pacific Gas And Electric Company
2017 Term Loan B, 2.44%, (1M LIBOR + 2.25%), 12/31/20 (d)	70,000	69,650
Vistra Operations Company LLC
1st Lien Term Loan B3, 1.93%, (1M LIBOR + 1.75%), 12/11/25 (d)	8,285	7,983
1st Lien Term Loan B3, 1.94%, (1M LIBOR + 1.75%), 12/11/25 (d)	1,990	1,917
		79,550
Financials 0.1%
UFC Holdings, LLC
2019 Term Loan, 4.25%, (6M LIBOR + 3.25%), 04/25/26 (d)	58,333	55,611
Industrials 0.1%
Genesee & Wyoming Inc.
2018 USD Term Loan B2, 2.31%, (3M LIBOR + 2.00%), 10/29/26 (d)	50,872	48,865
Materials 0.1%
BWAY Holding Company
Term Loan B, 4.56%, (3M LIBOR + 3.25%), 04/03/24 (d)	48,622	43,537
Energy 0.0%
Traverse Midstream Partners LLC
2017 Term Loan, 5.00%, (1M LIBOR + 4.00%), 09/22/24 (d)	32,423	26,870
Total Senior Floating Rate Instruments (cost $960,190)		905,710
SHORT TERM INVESTMENTS 7.2%
Investment Companies 6.4%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.12% (m)	3,519,657	3,519,657
Securities Lending Collateral 0.8%
State Street Navigator Securities Lending Government Money Market Portfolio (m)	435,275	435,275
Total Short Term Investments (cost $3,954,932)		3,954,932
Total Investments 105.5% (cost $55,232,910)		58,053,232
Other Derivative Instruments (0.0)%		(3,484)
Other Assets and Liabilities, Net (5.5)%		(3,030,897)
Total Net Assets 100.0%		55,018,851

(a) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. As of June 30, 2020, the value and the percentage of net assets of these liquid securities was $8,961,446 and 16.3% of the Fund.

(b) Perpetual security. Next contractual call date presented, if applicable.

(c) Convertible security.

(d) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(e) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(f) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(g) Non-income producing security.

(h) As of June 30, 2020, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(i) All or a portion of the security was on loan as of June 30, 2020.

(j) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(k) All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2020, the total payable for investments purchased on a delayed delivery basis was $1,934,569.

(l) This senior floating rate interest will settle after June 30, 2020. If a reference rate and spread is presented, it will go into effect upon settlement.

(m) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 36

PPMFunds

Schedules of Investments (Unaudited)

June 30, 2020

PPM Core Plus Fixed Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Nordic Aviation Capital DAC, 5.58%, 03/14/24	02/27/19	135,000	101,925	0.2

PPM Core Plus Fixed Income Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 10 Year Note	12	September 2020	1,661,893	(1,875)	8,170
United States 2 Year Note	15	October 2020	3,311,606	234	816
United States 5 Year Note	50	October 2020	6,269,609	(1,563)	17,500
United States Long Bond	10	September 2020	1,772,337	(4,687)	13,288
United States Ultra Bond	1	September 2020	217,460	(1,031)	696
				(8,922)	40,470
Short Contracts
United States 10 Year Ultra Bond	(25)	September 2020	(3,921,092)	6,250	(16,017)

PPM Core Plus Fixed Income Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection
CDX.NA.IG.34 (Q)	1.00	06/20/25	500,000	(5,903)	(812)	(15,850)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 36

PPMFunds

Schedules of Investments (Unaudited)

June 30, 2020

	Shares/Par[1]	Value ($)
PPM Floating Rate Income Fund
SENIOR FLOATING RATE INSTRUMENTS 91.0%
Information Technology 13.8%
Almonde, Inc.
2019 Term Loan B, 4.50%, (3M LIBOR + 3.50%), 04/26/24 (a)	21,757	18,968
USD 1st Lien Term Loan, 4.50%, (6M LIBOR + 3.50%), 04/26/24 (a)	116,995	101,999
USD 1st Lien Term Loan, 4.50%, (3M LIBOR + 3.50%), 04/26/24 (a)	23,909	20,844
USD 2nd Lien Term Loan , 8.25%, (6M LIBOR + 7.25%), 04/27/25 (a)	40,000	34,444
AppLovin Corporation
Term Loan B3, 3.68%, (1M LIBOR + 3.50%), 07/13/26 (a)	297,837	288,404
Avast Software B.V.
Term Loan B, 3.25%, (3M LIBOR + 2.25%), 09/30/23 (a)	25,059	24,572
AVSC Holding Corp.
Term Loan B, 4.25%, (6M LIBOR + 3.25%), 02/23/25 (a)	52,472	37,517
Term Loan B, 4.25%, (3M LIBOR + 3.25%), 02/23/25 (a)	2,116	1,513
Term Loan B, 4.25%, (1M LIBOR + 3.25%), 02/23/25 (a)	52,226	37,342
Banff Merger Sub Inc
Term Loan B, 4.43%, (1M LIBOR + 4.25%), 06/30/25 (a)	124,918	117,891
Blackhawk Network Holdings, Inc
Term Loan B, 3.18%, (1M LIBOR + 3.00%), 05/31/25 (a)	112,700	103,496
Brave Parent Holdings, Inc.
Term Loan B, 4.18%, (1M LIBOR + 4.00%), 04/17/25 (a)	68,921	66,336
Cabot Microelectronics Corporation
Term Loan B, 2.19%, (1M LIBOR + 2.00%), 11/14/25 (a)	139,394	134,864
Cardtronics USA, Inc.
Term Loan, 0.00%, (3M LIBOR + 4.00%), 06/25/27 (a) (b) (c)	56,250	55,125
Castle US Holding Corporation
Term Loan, 4.06%, (3M LIBOR + 3.75%), 02/28/27 (a)	32,831	29,877
CommScope, Inc.
2020 USD Spinco Term Loan, 3.43%, (1M LIBOR + 3.25%), 02/07/26 (a)	251,181	237,366
Cornerstone OnDemand, Inc.
2020 Term Loan B, 5.35%, (3M LIBOR + 4.25%), 04/22/27 (a)	125,000	122,891
DCert Buyer, Inc.
2020 Term Loan B, 4.18%, (1M LIBOR + 4.00%), 07/31/26 (a)	130,673	125,936
Dell International L.L.C.
2020 Term Loan B, 2.75%, (1M LIBOR + 2.00%), 09/11/25 (a)	397,428	386,642
Dynatrace LLC
2020 DIP Term Loan, 2.43%, (1M LIBOR + 2.25%), 08/08/25 (a)	45,530	44,088
Entegris, Inc.
2019 Term Loan B1, 2.18%, (3M LIBOR + 2.00%), 11/05/25 (a)	27,563	27,020
Eta Australia Holdings III Pty Ltd
2019 Term Loan B, 4.18%, (1M LIBOR + 4.00%), 03/08/26 (a)	59,400	56,381
EVO Payments International LLC
2019 Term Loan B, 3.44%, (1M LIBOR + 3.25%), 12/22/23 (a)	92,297	89,644
Global Tel*Link Corporation
2018 USD Term Loan B, 4.43%, (1M LIBOR + 4.25%), 11/29/25 (a)	147,082	126,333
GlobalLogic Holdings Inc.
2018 USD Term Loan B, 2.93%, (1M LIBOR + 2.75%), 07/27/25 (a)	106,056	100,708
Go Daddy Operating Company, LLC
2017 Repriced Term Loan, 1.93%, (1M LIBOR + 1.75%), 02/15/24 (a)	164,811	158,356
II-VI Incorporated
2018 Term Loan B, 3.61%, (3M LIBOR + 3.50%), 06/28/26 (a)	165,003	160,053
IRI Holdings, Inc.
2018 Term Loan B, 4.61%, (3M LIBOR + 4.25%), 11/06/25 (a)	107,630	101,979
MA FinanceCo., LLC
2018 1st Lien Term Loan, 2.68%, (1M LIBOR + 2.50%), 04/19/24 (a)	30,907	28,744
McAfee, LLC
2018 1st Lien Term Loan, 3.93%, (1M LIBOR + 3.75%), 09/30/24 (a)	193,566	188,028
MH Sub I, LLC
2018 1st Lien Term Loan, 4.57%, (6M LIBOR + 3.75%), 08/09/24 (a)	150,858	144,910
MKS Instruments, Inc.
2018 1st Lien Term Loan, 1.93%, (1M LIBOR + 1.75%), 02/01/26 (a)	125,893	120,267
MLN US HoldCo LLC
2018 1st Lien Term Loan, 4.68%, (1M LIBOR + 4.50%), 07/13/25 (a)	128,285	104,312
NCR Corporation
2017 USD Term Loan B, 2.68%, (1M LIBOR + 2.50%), 04/12/25 (a)	183,198	176,557
NeuStar, Inc.
2017 Term Loan B4, 4.50%, (3M LIBOR + 3.50%), 08/08/24 (a)	195,477	178,414
ON Semiconductor Corporation
2017 Term Loan B, 2.18%, (1M LIBOR + 2.00%), 09/13/26 (a)	223,313	213,822
Presidio, Inc.
2017 Term Loan, 4.27%, (3M LIBOR + 3.50%), 12/19/26 (a)	114,120	109,746
Rackspace Hosting, Inc.
2017 Incremental Term Loan B, 4.00%, (3M LIBOR + 3.00%), 11/03/23 (a)	85,283	81,126
Radiate Holdco, LLC
2017 Incremental Term Loan B, 3.75%, (1M LIBOR + 3.00%), 12/09/23 (a)	200,790	191,253
Refinitiv US Holdings Inc.
2017 2nd Lien Term Loan, 3.43%, (1M LIBOR + 3.25%), 09/12/25 (a)	257,222	250,984
Rocket Software, Inc.
2017 1st Lien Term Loan, 4.43%, (1M LIBOR + 4.25%), 11/20/25 (a)	78,901	75,438
Science Applications International Corporation
2017 1st Lien Term Loan, 2.43%, (1M LIBOR + 2.25%), 03/05/27 (a)	85,104	82,678
Seattle Spinco, Inc.
2016 Term Loan B, 2.68%, (1M LIBOR + 2.50%), 04/19/24 (a)	208,725	194,115
Severin Acquisition, LLC
2016 1st Lien Term Loan, 3.43%, (1M LIBOR + 3.25%), 06/15/25 (a)	197,558	189,162
Sirius Computer Solutions, Inc.
2015 Term Loan B, 3.68%, (1M LIBOR + 3.50%), 07/01/26 (a)	128,703	124,520
Solera, LLC
1st Lien Term Loan, 2.93%, (1M LIBOR + 2.75%), 03/03/23 (a)	166,522	160,410
Sophia, L.P.
1st Lien Term Loan, 4.25%, (3M LIBOR + 3.25%), 09/30/22 (a)	184,184	179,580
SS&C Technologies Holdings Europe S.A.R.L.
1st Lien Term Loan, 0.00%, (1M LIBOR + 1.75%), 02/27/25 (a) (c)	8,022	7,664
1st Lien Term Loan, 1.93%, (1M LIBOR + 1.75%), 02/27/25 (a)	77,333	73,877
SS&C Technologies Inc.
1st Lien Term Loan, 0.00%, (1M LIBOR + 1.75%), 02/27/25 (a) (c)	11,672	11,150
1st Lien Term Loan, 1.93%, (1M LIBOR + 1.75%), 02/27/25 (a)	110,072	105,153
SurveyMonkey Inc.
2018 Term Loan B, 3.86%, (3M LIBOR + 3.75%), 10/10/25 (a)	72,594	69,691

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 36

PPMFunds

Schedules of Investments (Unaudited)

June 30, 2020

	Shares/Par[1]	Value ($)
Tech Data Corp
ABL FILO Term Loan, 0.00%, (3M LIBOR + 5.50%), 06/30/25 (a) (c)	67,350	64,656
ABL Term Loan, 0.00%, (3M LIBOR + 3.50%), 06/30/25 (a) (c)	274,500	271,640
TriTech Software Systems
Repriced Term Loan B6, 3.93%, (1M LIBOR + 3.75%), 08/16/25 (a)	88,650	77,384
Verifone Systems, Inc.
2018 1st Lien Term Loan, 4.38%, (3M LIBOR + 4.00%), 08/09/25 (a)	137,049	113,800
Vertafore, Inc.
2018 1st Lien Term Loan, 3.43%, (1M LIBOR + 3.25%), 06/04/25 (a)	55,406	52,117
Western Digital Corporation
2018 Term Loan B4, 1.92%, (3M LIBOR + 1.75%), 04/29/23 (a)	233,906	227,109
WEX Inc.
Term Loan B3, 2.43%, (1M LIBOR + 2.25%), 05/17/26 (a)	295,989	282,880
Xperi Corporation
2020 Term Loan B, 4.17%, (3M LIBOR + 4.00%), 06/01/25 (a)	87,000	82,432
		7,044,208
Consumer Discretionary 12.8%
1011778 B.C. Unlimited Liability Company
USD Term Loan N, 1.93%, (1M LIBOR + 1.75%), 11/14/26 (a)	192,970	182,550
24 Hour Fitness Worldwide, Inc.
USD Term Loan N, 4.95%, (3M LIBOR + 3.50%), 05/30/25 (a)	192,023	47,725
Adient US LLC
USD Term Loan B16, 4.18%, (1M LIBOR + 4.00%), 05/03/24 (a)	88,800	85,063
USD Term Loan B11, 4.47%, (3M LIBOR + 4.00%), 05/03/24 (a)	30,000	28,738
Allied Universal Holdco LLC
USD Incremental Term Loan B, 4.43%, (1M LIBOR + 4.25%), 06/18/26 (a)	154,350	149,687
Alterra Mountain Company
USD 2019 Term Loan B, 2.93%, (1M LIBOR + 2.75%), 06/28/24 (a)	127,068	119,444
American Axle and Manufacturing, Inc.
Term Loan Y, 3.00%, (1M LIBOR + 2.25%), 03/10/24 (a)	132,343	125,394
Aramark Services, Inc.
Term Loan B2B, 1.93%, (1M LIBOR + 1.75%), 12/04/26 (a)	189,525	178,036
Aristocrat Leisure Limited
Term Loan B1, 4.75%, (3M LIBOR + 3.75%), 10/19/24 (a)	155,000	153,450
Bass Pro Group, LLC
Term Loan B, 6.07%, (1M LIBOR + 5.00%), 11/15/23 (a)	201,955	193,804
Bombardier Recreational Products, Inc.
Term Loan B, 2.18%, (1M LIBOR + 2.00%), 05/24/27 (a)	141,564	134,045
Boyd Gaming Corporation
Term Loan B, 2.36%, (3M LIBOR + 2.25%), 09/15/23 (a)	238,002	223,201
Caesars Entertainment Operating Company
Exit Term Loan, 2.18%, (1M LIBOR + 2.00%), 04/03/24 (a)	147,017	146,236
Caesars Resort Collection, LLC
Term Loan B, 2.93%, (1M LIBOR + 2.75%), 12/23/24 (a)	137,148	121,590
Callaway Golf Company
Term Loan, 4.68%, (1M LIBOR + 4.50%), 12/31/25 (a)	119,559	117,915
CityCenter Holdings, LLC
2020 USD Term Loan B, 3.00%, (1M LIBOR + 2.25%), 04/14/24 (a)	231,035	209,606
Coinamatic Canada Inc.
2020 USD Term Loan, 4.25%, (1M LIBOR + 3.25%), 05/13/22 (a)	3,932	3,755
Core & Main LP
2020 Term Loan B, 3.75%, (6M LIBOR + 2.75%), 07/19/24 - 08/01/24 (a)	93,059	88,435
2020 Term Loan B, 3.75%, (3M LIBOR + 2.75%), 07/19/24 (a)	60,362	57,363
Creative Artists Agency, LLC
2020 Term Loan B, 3.93%, (1M LIBOR + 3.75%), 11/19/26 (a)	59,700	56,327
Dana Incorporated
2020 Term Loan B, 3.25%, (1M LIBOR + 2.25%), 02/27/26 (a)	100,786	97,007
Delta 2 (LUX) S.a.r.l.
2018 USD Term Loan, 3.50%, (1M LIBOR + 2.50%), 02/01/24 (a)	165,000	156,648
DexKo Global Inc.
2018 USD Term Loan, 4.50%, (1M LIBOR + 3.50%), 07/24/24 (a)	30	28
Eldorado Resorts LLC
2019 Term Loan B5, 2.56%, (3M LIBOR + 2.25%), 03/15/24 (a)	15,791	15,663
2019 Term Loan B6, 2.56%, (3M LIBOR + 2.25%), 03/15/24 (a)	52,662	52,234
Equinox Holdings, Inc.
2019 Term Loan B1, 4.07%, (6M LIBOR + 3.00%), 03/08/24 (a)	47,980	36,799
Fitness International, LLC
2019 Term Loan B, 4.32%, (6M LIBOR + 3.25%), 04/13/25 (a)	88,438	54,901
Four Seasons Hotels Limited
2019 Term Loan, 2.18%, (1M LIBOR + 2.00%), 11/30/23 (a)	187,092	176,802
Golden Nugget, Inc.
2018 USD Term Loan, 3.25%, (1M LIBOR + 2.50%), 09/07/23 - 10/04/23 (a)	136,191	107,590
Hoya Midco, LLC
2018 Term Loan B, 4.57%, (6M LIBOR + 3.50%), 06/21/24 - 06/27/24 (a)	48,329	40,355
Inmar Holdings, Inc.
2018 Term Loan B, 5.07%, (3M LIBOR + 4.00%), 04/25/24 (a)	117,558	106,096
Interior Logic Group Holdings IV LLC
2018 Term Loan B, 4.18%, (1M LIBOR + 4.00%), 05/21/25 (a)	98,250	88,671
International Textile Group, Inc
2018 Term Loan B, 6.43%, (3M LIBOR + 5.00%), 04/19/24 (a) (b)	95,000	52,250
IRB Holding Corp
2018 Term Loan B, 3.75%, (1M LIBOR + 2.75%), 02/05/25 (a)	121,220	111,652
Janus International Group, LLC
2018 Term Loan B, 4.06%, (3M LIBOR + 3.75%), 02/07/25 (a)	232	218
2018 Term Loan B, 4.11%, (6M LIBOR + 3.75%), 02/07/25 (a)	90,910	85,456
Jo-Ann Stores, Inc.
2016 Term Loan, 5.39%, (6M LIBOR + 5.00%), 09/29/23 (a)	48,002	28,961
Lifetime Brands, Inc.
2018 1st Lien Term Loan B, 3.86%, (1M LIBOR + 3.50%), 03/13/25 (a)	17,755	15,935
2018 1st Lien Term Loan B, 4.50%, (1M LIBOR + 3.50%), 03/13/25 (a)	44,412	39,860
Marriott Ownership Resorts, Inc.
2018 1st Lien Term Loan, 1.93%, (1M LIBOR + 1.75%), 08/29/25 (a)	91,841	85,986
Michaels Stores, Inc.
2018 1st Lien Term Loan, 3.50%, (1M LIBOR + 2.50%), 01/01/23 (a)	55,963	51,066
2018 1st Lien Term Loan, 3.56%, (3M LIBOR + 2.50%), 01/01/23 (a)	33,372	30,452
2018 1st Lien Term Loan, 3.57%, (3M LIBOR + 2.50%), 01/01/23 (a)	32,459	29,618
Mileageplus
2018 1st Lien Term Loan, 0.00%, (3M LIBOR + 5.25%), 12/31/23 (a) (c)	107,600	106,748
Mohegan Tribal Gaming Authority
2018 1st Lien Term Loan, 5.38%, (3M LIBOR + 4.38%), 10/30/23 (a)	29,375	23,984

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 36

PPMFunds

Schedules of Investments (Unaudited)

June 30, 2020

	Shares/Par[1]	Value ($)
New Constellis Borrower LLC
2017 Term Loan B3, 11.00%, (1M LIBOR + 10.00%), 06/30/21 (a) (b)	8,724	8,550
2017 Term Loan B3, 8.50%, (1M LIBOR + 7.50%), 03/27/24 (a)	19,194	16,507
2017 Term Loan B3, 12.00%, (1M LIBOR + 11.00%), 03/27/25 (a)	9,962	1,619
Panther BF Aggregator 2 LP
2017 Term Loan B, 3.68%, (1M LIBOR + 3.50%), 03/13/26 (a)	123,885	117,691
PCI Gaming Authority
2017 Term Loan B, 2.68%, (1M LIBOR + 2.50%), 05/15/26 (a)	83,836	79,644
Penn National Gaming, Inc.
2017 Term Loan B, 3.00%, (3M LIBOR + 2.25%), 08/15/25 (a)	321,576	298,975
Playa Resorts Holding B.V.
2017 Term Loan B, 3.75%, (1M LIBOR + 2.75%), 04/07/24 (a)	126,055	105,781
ProQuest LLC
2017 Repriced Term Loan, 3.68%, (1M LIBOR + 3.50%), 10/16/26 (a)	109,575	105,637
Rodan & Fields, LLC
2017 1st Lien Term Loan, 4.19%, (1M LIBOR + 4.00%), 06/07/25 (a)	49,125	24,378
Scientific Games International, Inc.
2016 Term Loan B, 2.93%, (1M LIBOR + 2.75%), 08/14/24 (a)	32,204	28,404
2016 Term Loan B, 3.06%, (3M LIBOR + 2.75%), 08/14/24 (a)	420	371
2017 1st Lien Term Loan, 3.61%, (6M LIBOR + 2.75%), 08/14/24 (a)	131,643	116,109
Serta Simmons Bedding, LLC
2016 1st Lien Term Loan, 4.52%, (3M LIBOR + 3.50%), 10/21/23 (a)	27,300	6,249
2016 1st Lien Term Loan, 4.64%, (3M LIBOR + 3.50%), 10/21/23 (a)	95,293	21,811
ServiceMaster Company, LLC (The)
2016 1st Lien Term Loan, 1.93%, (1M LIBOR + 1.75%), 10/31/26 (a)	59,700	57,930
SIWF Holdings Inc.
2015 Term Loan B, 5.32%, (3M LIBOR + 4.25%), 05/25/25 (a)	112,737	104,845
Spin Holdco Inc.
1st Lien Term Loan, 4.25%, (3M LIBOR + 3.25%), 11/14/22 (a)	97,733	93,319
SRAM, LLC
1st Lien Term Loan, 3.75%, (6M LIBOR + 2.75%), 03/15/24 (a)	100,458	97,695
1st Lien Term Loan, 5.00%, (1M LIBOR + 2.75%), 03/15/24 (a)	2,638	2,566
Staples, Inc.
1st Lien Term Loan, 5.69%, (3M LIBOR + 5.00%), 04/05/26 (a)	60,158	51,585
Stars Group Holdings B.V. (The)
1st Lien Delayed Draw Term Loan, 3.81%, (3M LIBOR + 3.50%), 06/29/25 (a)	146,856	145,822
Station Casinos LLC
2020 Term Loan B, 2.50%, (1M LIBOR + 2.25%), 01/30/27 (a)	93,565	84,910
Tamko Building Products, LLC
Term Loan B, 3.42%, (1M LIBOR + 3.25%), 05/15/26 (a)	49,874	47,879
Tenneco, Inc.
2018 Term Loan B, 3.18%, (1M LIBOR + 3.00%), 10/01/25 (a)	106,082	91,407
TI Group Automotive Systems, L.L.C.
2015 USD Term Loan, 3.25%, (1M LIBOR + 2.50%), 06/25/22 (a)	159,212	153,241
Trader Corporation
2017 Term Loan B, 4.00%, (1M LIBOR + 3.00%), 09/28/23 (a)	85,000	81,812
TruGreen Limited Partnership
2019 Term Loan, 3.93%, (1M LIBOR + 3.75%), 03/19/26 (a)	59,400	57,469
WASH Multifamily Laundry Systems, LLC
2015 1st Lien Term Loan, 4.25%, (1M LIBOR + 3.25%), 05/15/22 (a)	25,374	24,232
WestJet Airlines Ltd.
Term Loan B, 4.00%, (6M LIBOR + 3.00%), 07/31/26 (a)	47,760	38,168
WideOpenWest Finance LLC
2017 Term Loan B, 4.25%, (1M LIBOR + 3.25%), 08/19/23 (a)	156,679	148,911
WMG Acquisition Corp.
2018 Term Loan F, 2.30%, (1M LIBOR + 2.13%), 11/01/23 (a)	320,000	310,490
		6,541,351
Industrials 12.7%
Advanced Disposal Services Inc.
USD Term Loan B, 3.00%, (3M LIBOR + 2.25%), 11/10/23 (a)	297,344	293,461
AI Mistral Holdco Limited
USD Term Loan B, 4.00%, (1M LIBOR + 3.00%), 01/26/24 (a)	72,774	52,579
Allegiant Travel Company
USD Term Loan, 3.43%, (3M LIBOR + 3.00%), 02/05/24 (a)	58,951	52,356
Altra Industrial Motion Corp.
USD 1st Lien Term Loan, 2.18%, (1M LIBOR + 2.00%), 09/26/25 (a)	306,562	291,234
American Airlines, Inc.
USD 1st Lien Term Loan, 0.00%, (3M LIBOR + 2.00%), 04/28/23 (a) (c)	84,124	66,247
APi Group DE, Inc.
Term Loan B4, 2.68%, (1M LIBOR + 2.50%), 09/25/26 (a)	99,712	95,931
Autokiniton US Holdings, Inc.
Term Loan B, 6.55%, (1M LIBOR + 6.38%), 05/18/25 (a) (b)	98,000	92,120
Beacon Roofing Supply, Inc.
Term Loan B, 0.00%, (1M LIBOR + 2.25%), 01/02/25 (a) (c)	50,000	47,473
Term Loan B, 2.43%, (1M LIBOR + 2.25%), 01/02/25 (a)	59,242	56,248
Brand Energy & Infrastructure Services, Inc.
2017 Term Loan, 5.25%, (3M LIBOR + 4.25%), 06/16/24 (a)	370	338
2017 Term Loan, 5.64%, (3M LIBOR + 4.25%), 06/16/24 (a)	33,197	30,293
2017 Term Loan, 5.29%, (3M LIBOR + 4.25%), 06/17/24 (a)	21,500	19,619
Term Loan B, 5.29%, (3M LIBOR + 4.25%), 06/17/24 (a)	16,781	15,312
BrightView Landscapes, LLC
Term Loan B, 2.69%, (1M LIBOR + 2.50%), 08/09/25 (a)	55,878	54,201
Term Loan B, 2.75%, (1M LIBOR + 2.50%), 08/15/25 (a)	68,582	66,525
Brookfield WEC Holdings Inc.
Term Loan B, 3.75%, (1M LIBOR + 3.00%), 08/01/25 (a)	221,625	213,545
Builders FirstSource, Inc.
Term Loan B, 4.00%, (3M LIBOR + 3.00%), 02/29/24 (a)	11,290	10,850
Camelot U.S. Acquisition 1 Co.
Term Loan, 3.18%, (1M LIBOR + 3.00%), 10/31/26 (a)	135,522	131,035
DG Investment Intermediate Holdings 2, Inc.
2020 Term Loan, 3.75%, (1M LIBOR + 3.00%), 01/31/25 (a)	131,618	124,832
Dynasty Acquisition Co., Inc.
2020 Exit Term Loan A, 3.81%, (3M LIBOR + 3.50%), 04/06/26 (a)	25,402	21,624
2020 Incremental Term Loan, 3.81%, (3M LIBOR + 3.50%), 04/06/26 (a)	13,657	11,626
Electrical Components International, Inc.
2019 Term Loan B5, 4.43%, (1M LIBOR + 4.25%), 06/22/25 (a)	80,998	63,178
Element Materials Technology Group US Holdings Inc
2019 Term Loan B5, 4.50%, (3M LIBOR + 3.50%), 06/29/24 (a)	29,902	27,614

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 36

PPMFunds

Schedules of Investments (Unaudited)

June 30, 2020

	Shares/Par[1]	Value ($)
Element Materials Technology Group US Holdings Inc.
2019 Term Loan B5, 4.50%, (3M LIBOR + 3.50%), 06/28/24 (a)	28,542	26,359
Encapsys, LLC
2019 Term Loan B2, 4.25%, (1M LIBOR + 3.25%), 11/07/24 (a) (b)	107,469	102,633
Engineered Machinery Holdings, Inc.
2019 Term Loan B10, 4.00%, (3M LIBOR + 3.00%), 07/25/24 (a)	43,427	41,183
EWT Holdings III Corp.
2019 Term Loan B, 2.93%, (1M LIBOR + 2.75%), 12/20/24 (a)	109,725	106,205
Filtration Group Corporation
2019 Term Loan B, 3.18%, (1M LIBOR + 3.00%), 03/27/25 (a)	164,407	156,186
Gardner Denver, Inc.
2019 Incremental Term Loan B, 1.93%, (1M LIBOR + 1.75%), 03/01/27 (a)	177,839	168,837
Gates Global LLC
2019 1st Lien Term Loan B3, 3.75%, (1M LIBOR + 2.75%), 04/01/24 (a)	294,192	282,669
Genesee & Wyoming Inc.
2018 USD Term Loan B2, 2.31%, (3M LIBOR + 2.00%), 10/29/26 (a)	188,528	181,088
GFL Environmental Inc.
2018 USD Term Loan B, 4.00%, (3M LIBOR + 3.00%), 05/11/25 (a)	155,688	151,050
2018 USD Term Loan B, 4.00%, (1M LIBOR + 3.00%), 05/11/25 (a)	27,858	27,028
Hamilton Holdco, LLC
2018 Term Loan B3, 2.31%, (3M LIBOR + 2.00%), 06/01/25 (a)	326,113	313,069
Harbor Freight Tools USA, Inc.
2018 Term Loan B3, 3.25%, (1M LIBOR + 2.50%), 08/16/23 (a)	102,869	98,819
Hillman Group Inc. (The)
2018 Term Loan B, 5.07%, (6M LIBOR + 4.00%), 05/16/25 (a)	196,992	184,188
IBC Capital Limited
2018 Term Loan B, 4.06%, (3M LIBOR + 3.75%), 09/11/23 (a)	140,979	134,283
Leighton Services
2018 Term Loan, 0.00%, (3M LIBOR + 3.50%), 05/21/22 (a) (c)	113,557	110,718
MX Holdings US, Inc.
2018 1st Lien Term Loan, 3.50%, (1M LIBOR + 2.75%), 06/18/25 (a)	73,498	71,232
Navistar International Corporation
2017 USD Term Loan B, 3.70%, (1M LIBOR + 3.50%), 11/01/24 (a)	228,175	215,529
Pelican Products, Inc.
2017 Term Loan B, 4.50%, (3M LIBOR + 3.50%), 04/18/25 (a)	98,000	89,506
PODS, LLC
2017 Term Loan B, 3.75%, (1M LIBOR + 2.75%), 11/21/24 (a)	125,492	119,767
Prime Security Services Borrower, LLC
2017 Term Loan, 4.25%, (1M LIBOR + 3.25%), 12/31/22 (a)	334,783	321,184
Rexnord LLC
2017 1st Lien Term Loan, 1.93%, (1M LIBOR + 1.75%), 08/21/24 (a)	120,690	118,534
Reynolds Group Holdings Inc.
USD 2017 Term Loan, 2.92%, (1M LIBOR + 2.75%), 02/05/23 (a)	239,153	227,889
Sabre Industries, Inc.
2017 1st Lien Term Loan, 4.49%, (6M LIBOR + 3.50%), 04/09/26 (a)	114,000	110,532
Spectrum Holdings III Corp.
1st Lien Term Loan, 3.56%, (3M LIBOR + 3.25%), 01/26/25 (a)	88,952	77,945
Tempo Acquisition LLC
Term Loan, 2.93%, (1M LIBOR + 2.75%), 04/20/24 (a)	191,792	181,723
TransDigm, Inc.
2020 Term Loan G, 2.43%, (1M LIBOR + 2.25%), 08/22/24 (a)	195,509	176,284
2020 Term Loan E, 2.43%, (1M LIBOR + 2.25%), 05/30/25 (a)	117,605	105,330
USI, Inc.
2017 Repriced Term Loan, 3.31%, (3M LIBOR + 3.00%), 05/16/24 (a)	196,731	186,304
USIC Holdings, Inc.
2017 Term Loan B, 4.25%, (1M LIBOR + 3.25%), 12/09/23 (a)	52,446	49,889
VC GB Holdings, Inc.
2017 1st Lien Term Loan, 4.00%, (3M LIBOR + 3.00%), 02/28/24 (a) (b)	58,979	55,735
Ventia Deco LLC
2016 Term Loan B, 3.81%, (3M LIBOR + 3.50%), 05/21/22 (a)	47,144	45,965
Verra Mobility Corporation
2020 Term Loan B, 3.56%, (3M LIBOR + 3.25%), 02/28/25 (a) (b)	195,213	185,452
Vertiv Group Corporation
Term Loan B, 3.18%, (1M LIBOR + 3.00%), 02/11/27 (a)	166,667	157,084
XPO Logistics, Inc.
2019 Term Loan B1, 2.69%, (1M LIBOR + 2.50%), 02/24/25 (a)	95,000	92,685
		6,511,125
Communication Services 11.7%
Altice Financing SA
USD 2017 1st Lien Term Loan, 2.93%, (1M LIBOR + 2.75%), 07/31/25 (a)	103,139	97,359
Altice France S.A.
USD 1st Lien Term Loan, 4.18%, (1M LIBOR + 4.00%), 07/13/26 (a)	276,550	265,339
AMC Entertainment Holdings, Inc.
USD 1st Lien Term Loan, 4.08%, (3M LIBOR + 3.00%), 04/22/26 (a)	71,596	51,773
CenturyLink, Inc.
Reprice Term Loan, 2.43%, (1M LIBOR + 2.25%), 03/15/27 (a)	216,437	203,572
Charter Communications Operating, LLC
Delayed Draw Term Loan B2, 1.93%, (1M LIBOR + 1.75%), 04/30/25 (a)	308,746	296,995
Cincinnati Bell, Inc.
2017 Term Loan, 4.25%, (1M LIBOR + 3.25%), 10/02/24 (a)	98,250	96,969
Cogeco Communications (USA) II L.P.
2020 USD Term Loan, 2.18%, (1M LIBOR + 2.00%), 08/11/24 (a)	319,890	305,217
Connect Finco Sarl
2020 Term Loan B1, 5.50%, (1M LIBOR + 4.50%), 09/23/26 (a)	28,483	26,721
2020 Term Loan B6, 5.50%, (1M LIBOR + 4.50%), 09/23/26 (a)	41,167	38,620
Consolidated Communications, Inc.
2020 Term Loan B, 4.00%, (1M LIBOR + 3.00%), 09/29/23 (a)	171,396	162,280
CSC Holdings, LLC
2020 Term Loan B, 2.43%, (1M LIBOR + 2.25%), 07/15/25 (a)	148,469	140,118
2020 Term Loan B, 2.68%, (1M LIBOR + 2.50%), 04/15/27 (a)	246,881	233,700
Diamond Sports Group, LLC
2020 Term Loan, 3.43%, (3M LIBOR + 3.25%), 08/24/26 (a)	54,588	44,284
Entercom Media Corp.
2019 Term Loan B1, 2.68%, (1M LIBOR + 2.50%), 11/18/24 (a)	121,779	113,458
2019 Term Loan B1, 4.75%, (1M LIBOR + 2.50%), 11/18/24 (a)	221	206
GoodRx, Inc.
2018 USD Incremental Term Loan, 2.93%, (1M LIBOR + 2.75%), 10/10/25 (a)	95,302	90,745
2018 USD Term Loan, 2.93%, (1M LIBOR + 2.75%), 10/10/25 (a)	27,301	25,995
Gray Television, Inc.
2018 Term Loan B5, 2.67%, (1M LIBOR + 2.50%), 10/30/25 (a)	277,460	267,957
Hargray Communications Group, Inc.
2018 Term Loan B2, 4.00%, (1M LIBOR + 3.00%), 03/23/24 (a)	108,601	103,741

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 36

PPMFunds

Schedules of Investments (Unaudited)

June 30, 2020

	Shares/Par[1]	Value ($)
iHeartCommunications, Inc.
2018 Term Loan B, 3.18%, (1M LIBOR + 3.00%), 05/01/26 (a)	119,649	109,978
Intelsat Jackson Holdings S.A.
2018 Term Loan B, 0.00%, (3M LIBOR + 5.50%), 07/28/21 (a) (c)	7,894	7,998
2018 Term Loan B, 6.50%, (3M LIBOR + 5.50%), 07/28/21 (a)	7,894	7,998
2018 Term Loan B, 8.00%, (PRIME + 4.75%), 11/27/23 (a)	105,000	104,279
Iridium Satellite LLC
2018 Term Loan B, 4.75%, (1M LIBOR + 3.75%), 10/08/27 (a)	191,520	187,498
Level 3 Financing Inc.
2018 Incremental Term Loan, 1.93%, (1M LIBOR + 1.75%), 03/01/27 (a)	229,383	216,521
Maxar Technologies Ltd.
2018 1st Lien Term Loan, 2.93%, (1M LIBOR + 2.75%), 07/07/24 (a)	104,716	97,451
MTN Infrastructure TopCo Inc
2018 1st Lien Term Loan, 4.00%, (1M LIBOR + 3.00%), 10/27/24 (a)	202,169	193,261
NASCAR Holdings, Inc
2018 1st Lien Term Loan, 2.93%, (3M LIBOR + 2.75%), 07/26/26 (a)	7,058	6,739
Nexstar Broadcasting, Inc.
2017 Term Loan B3, 2.92%, (1M LIBOR + 2.75%), 07/15/26 (a)	184,191	174,818
PUG LLC
2017 Incremental Term Loan B, 3.68%, (1M LIBOR + 3.50%), 01/31/27 (a)	129,350	112,049
SBA Senior Finance II LLC
2017 1st Lien Term Loan, 1.93%, (1M LIBOR + 1.75%), 03/26/25 (a)	336,380	323,066
Securus Technologies Holdings, Inc.
2016 Term Loan B, 5.50%, (6M LIBOR + 4.50%), 06/20/24 (a)	99,024	81,695
Sinclair Television Group Inc.
2015 Term Loan B, 2.43%, (1M LIBOR + 2.25%), 01/06/24 (a)	296,863	282,266
Telenet Financing USD LLC
2020 USD Term Loan AR, 2.18%, (1M LIBOR + 2.00%), 04/21/29 (a)	250,000	235,312
Telesat Canada
Term Loan B5, 2.93%, (1M LIBOR + 2.75%), 11/22/26 (a)	147,435	141,415
Terrier Media Buyer, Inc.
Term Loan B, 4.43%, (1M LIBOR + 4.25%), 10/04/26 (a)	181,227	172,468
T-Mobile USA, Inc.
2020 Term Loan, 3.18%, (1M LIBOR + 3.00%), 04/01/27 (a)	99,338	99,123
Univision Communications Inc.
Term Loan C5, 2.93%, (1M LIBOR + 2.75%), 03/15/24 (a)	112,662	103,931
Vestcom Parent Holdings, Inc.
2016 1st Lien Term Loan, 5.07%, (3M LIBOR + 4.00%), 12/15/23 (a) (b)	73,395	67,891
2016 1st Lien Term Loan, 6.25%, (PRIME + 3.00%), 12/16/23 (a) (b)	13	12
Virgin Media Bristol LLC
USD Term Loan N, 2.68%, (1M LIBOR + 2.50%), 10/03/27 (a)	260,000	247,715
Windstream Holdings Inc.
DIP Term Loan, 2.68%, (1M LIBOR + 2.50%), 03/08/21 (a)	155,000	152,094
Zayo Group Holdings, Inc.
USD Term Loan, 3.18%, (1M LIBOR + 3.00%), 02/20/27 (a)	143,824	136,190
Ziggo Financing Partnership
USD Term Loan I, 2.68%, (1M LIBOR + 2.50%), 04/17/28 (a)	184,000	173,229
		6,000,046
Health Care 10.9%
Accelerated Health Systems, LLC
USD Term Loan B3, 3.68%, (1M LIBOR + 3.50%), 11/02/25 (a) (b)	109,072	103,073
ADMI Corp.
USD Term Loan B1, 2.93%, (1M LIBOR + 2.75%), 04/06/24 (a)	147,539	136,797
Agiliti Health, Inc
USD Term Loan B, 4.44%, (1M LIBOR + 3.00%), 10/18/25 (a)	62,213	60,035
Air Methods Corporation
USD Term Loan, 4.50%, (3M LIBOR + 3.50%), 04/12/24 (a)	134,009	109,859
Aldevron, L.L.C.
USD Term Loan, 4.43%, (1M LIBOR + 4.25%), 09/20/26 (a)	129,675	127,568
Alliance Healthcare Services, Inc.
USD Term Loan, 5.50%, (1M LIBOR + 4.50%), 10/20/23 (a)	121,006	78,428
Alphabet Holding Company, Inc.
USD 2nd Lien Term Loan, 3.68%, (1M LIBOR + 3.50%), 08/15/24 (a)	63,690	59,809
Amneal Pharmaceuticals LLC
Term Loan B9, 3.69%, (1M LIBOR + 3.50%), 03/26/25 (a)	90,449	82,422
Athenahealth, Inc.
Term Loan B, 4.82%, (3M LIBOR + 4.50%), 01/25/26 (a)	138,623	134,003
ATI Holdings Acquisition, Inc.
2016 Term Loan, 4.57%, (3M LIBOR + 3.50%), 05/10/23 (a)	159,853	136,775
Auris Luxembourg III S.a.r.l.
Term Loan B, 3.93%, (1M LIBOR + 3.75%), 07/23/25 (a)	68,922	59,962
Bausch Health Companies Inc.
Term Loan B, 3.19%, (1M LIBOR + 3.00%), 05/19/25 (a)	198,189	192,319
Catalent Pharma Solutions Inc.
Term Loan, 3.25%, (1M LIBOR + 2.25%), 05/10/26 (a)	99,747	98,418
Change Healthcare Holdings LLC
DIP Term Loan, 3.50%, (1M LIBOR + 2.50%), 02/02/24 (a)	84,317	80,815
Exit Term Loan, 3.50%, (3M LIBOR + 2.50%), 02/02/24 (a)	44,685	42,829
Exit Term Loan B, 3.50%, (3M LIBOR + 2.50%), 02/02/24 (a)	54,852	52,574
New 1st Lien Term Loan, 3.50%, (3M LIBOR + 2.50%), 02/03/24 (a)	83,050	79,601
CHG Healthcare Services Inc.
2nd Lien Term Loan, 4.07%, (3M LIBOR + 3.00%), 06/07/23 (a)	176,658	169,908
Da Vinci Purchaser Corp.
2020 Term Loan B, 5.24%, (6M LIBOR + 4.00%), 12/10/26 (a)	113,000	109,751
DaVita, Inc.
2020 Term Loan B, 1.93%, (1M LIBOR + 1.75%), 07/30/26 (a)	248,925	240,429
Elanco Animal Health Inc
2019 Term Loan D, 0.00%, (3M LIBOR + 1.75%), 02/04/27 (a) (c)	140,000	133,234
Endo Luxembourg Finance Company I S.a r.l.
2019 Term Loan B2, 5.00%, (1M LIBOR + 4.25%), 04/12/24 (a)	151,622	142,904
Envision Healthcare Corporation
2019 Term Loan B1, 3.93%, (1M LIBOR + 3.75%), 09/27/25 (a)	102,532	66,902
ExamWorks Group, Inc.
2017 Term Loan, 4.32%, (3M LIBOR + 3.25%), 07/27/23 (a)	166,132	161,979
Gentiva Health Services, Inc.
2018 USD Term Loan B, 3.44%, (1M LIBOR + 3.25%), 07/02/25 (a)	139,313	134,612
Global Medical Response, Inc.
2018 USD Term Loan B, 4.25%, (3M LIBOR + 3.25%), 04/28/22 (a)	131,835	126,546
Grifols Worldwide Operations USA, Inc.
2018 Term Loan B5, 2.11%, (3M LIBOR + 2.00%), 11/15/27 (a)	216,164	207,762
Jaguar Holding Company II
2018 Term Loan , 3.50%, (1M LIBOR + 2.50%), 08/18/22 (a)	175,798	173,435

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 36

PPMFunds

Schedules of Investments (Unaudited)

June 30, 2020

	Shares/Par[1]	Value ($)
Kindred Healthcare LLC
2018 Term Loan B, 5.19%, (1M LIBOR + 5.00%), 06/21/25 (a)	93,338	89,137
MPH Acquisition Holdings LLC
2018 1st Lien Term Loan, 3.75%, (3M LIBOR + 2.75%), 06/07/23 (a)	134,916	128,002
National Mentor Holdings, Inc.
2017 USD Term Loan B1, 4.43%, (1M LIBOR + 4.25%), 03/09/26 (a)	116,148	111,744
2017 USD Term Loan B3, 4.43%, (3M LIBOR + 4.25%), 03/09/26 (a)	5,288	5,088
Ortho-Clinical Diagnostics SA
2017 Term Loan B, 3.43%, (1M LIBOR + 3.25%), 06/01/25 (a)	194,531	181,522
Parexel International Corporation
2017 Term Loan B, 2.93%, (1M LIBOR + 2.75%), 08/06/24 (a)	87,455	82,700
Phoenix Guarantor Inc
2017 Term Loan B, 3.43%, (1M LIBOR + 3.25%), 03/05/26 (a)	135,853	130,419
Prestige Brands, Inc.
2017 Term Loan, 2.18%, (1M LIBOR + 2.00%), 01/20/24 (a)	106,219	104,201
Radiology Partners Inc
2017 Incremental 1st Lien Term Loan, 5.29%, (1Y LIBOR + 4.25%), 06/28/25 (a)	51,800	48,008
2017 2nd Lien Term Loan, 5.99%, (3M LIBOR + 4.25%), 06/28/25 (a)	60,415	55,992
RadNet, Inc.
2017 2nd Lien Term Loan, 4.75%, (6M LIBOR + 3.75%), 06/30/23 (a)	130,209	123,536
RegionalCare Hospital Partners Holdings, Inc.
2017 1st Lien Term Loan B, 3.93%, (1M LIBOR + 3.75%), 11/09/25 (a)	146,513	136,971
Select Medical Corporation
2016 Term Loan, 2.68%, (1M LIBOR + 2.50%), 03/06/25 (a)	164,786	156,204
Sound Inpatient Physicians
1st Lien Term Loan, 2.93%, (1M LIBOR + 2.75%), 06/19/25 (a)	134,750	129,090
Surgery Center Holdings, Inc.
2017 Term Loan B, 4.25%, (1M LIBOR + 3.25%), 06/18/24 (a)	136,765	119,620
Team Health Holdings, Inc.
1st Lien Term Loan, 3.75%, (1M LIBOR + 2.75%), 01/12/24 (a)	136,420	103,936
U.S. Anesthesia Partners, Inc.
2017 Term Loan, 4.00%, (6M LIBOR + 3.00%), 06/16/24 (a)	102,056	89,846
U.S. Renal Care, Inc.
2019 Term Loan B, 5.18%, (1M LIBOR + 5.00%), 06/12/26 (a)	129,025	123,846
Upstream Newco, Inc.
2019 Term Loan, 4.68%, (1M LIBOR + 4.50%), 10/21/26 (a) (b)	59,850	55,062
Valeant Pharmaceuticals International Inc.
2018 Term Loan B, 0.00%, (1M LIBOR + 3.00%), 05/17/25 (a) (c)	27,067	26,266
Vizient, Inc.
2020 Term Loan B6, 2.18%, (1M LIBOR + 2.00%), 05/06/26 (a)	39,500	37,846
Wellpath Holdings, Inc.
2018 1st Lien Term Loan, 6.26%, (3M LIBOR + 5.50%), 09/25/25 (a)	37,000	33,917
2018 1st Lien Term Loan, 6.57%, (6M LIBOR + 5.50%), 09/25/25 (a)	61,500	56,375
Zelis Healthcare Corporation
Term Loan B, 4.93%, (1M LIBOR + 4.75%), 09/26/26 (a)	129,350	126,601
		5,558,678
Financials 10.6%
Acrisure, LLC
USD Term Loan B3, 3.68%, (1M LIBOR + 3.50%), 01/30/27 (a)	240,274	226,459
Advisor Group, Inc.
USD Term Loan B, 5.18%, (1M LIBOR + 5.00%), 07/31/26 (a)	133,131	122,913
AlixPartners, LLP
USD Term Loan, 3.50%, (1M LIBOR + 2.50%), 03/28/24 (a)	200,310	193,215
Alliant Holdings Intermediate, LLC
USD Term Loan, 2.93%, (1M LIBOR + 2.75%), 05/07/25 (a)	197,347	186,629
AmWINS Group, Inc.
Term Loan B5, 3.75%, (1M LIBOR + 2.75%), 01/19/24 (a)	130,815	126,850
Term Loan B9, 3.75%, (1M LIBOR + 2.75%), 01/19/24 (a)	26,289	25,492
Aretec Group, Inc.
Term Loan B12, 4.43%, (1M LIBOR + 4.25%), 08/15/25 (a)	122,338	111,939
AssuredPartners, Inc.
Term Loan B, 3.68%, (1M LIBOR + 3.50%), 08/07/20 (a)	220,065	210,006
Asurion LLC
Term Loan B, 3.18%, (1M LIBOR + 3.00%), 08/04/22 (a)	269,414	261,781
Avolon TLB Borrower 1 (US) LLC
Term Loan B, 2.50%, (1M LIBOR + 1.75%), 01/15/25 (a)	59,627	55,348
BCP Renaissance Parent LLC
Term Loan B, 4.50%, (3M LIBOR + 3.50%), 09/20/24 (a)	57,409	47,813
Belron Finance US LLC
Term Loan B, 2.93%, (3M LIBOR + 2.50%), 11/19/25 (a)	93,575	90,183
Blackstone CQP Holdco LP
Term Loan B, 3.81%, (3M LIBOR + 3.50%), 05/29/24 (a)	78,803	75,257
Crown Finance US, Inc.
2018 USD Term Loan, 3.32%, (3M LIBOR + 2.25%), 02/05/25 (a)	125,302	93,800
Deerfield Dakota Holding, LLC
2020 Term Loan B, 4.75%, (1M LIBOR + 3.75%), 03/05/27 (a)	40,000	38,800
Duff & Phelps, LLC
2020 Incremental Term Loan B, 0.00%, (1M LIBOR + 3.75%), 03/05/27 (a) (c)	22,500	21,825
Edelman Financial Center, LLC
2020 DIP Delayed Draw Term Loan, 3.18%, (1M LIBOR + 3.00%), 06/26/25 (a)	289,601	275,845
First American Payment Systems, L.P.
2019 Term Loan B, 6.37%, (3M LIBOR + 5.00%), 02/24/27 (a) (b)	35,000	32,550
First Eagle Holdings, Inc.
2019 Term Loan B, 2.81%, (3M LIBOR + 2.50%), 02/02/27 (a)	117,995	113,545
Garrett LX III S.a r.l.
2019 Extended Term Loan B, 3.54%, (3M LIBOR + 3.25%), 09/22/25 (a)	177,904	165,006
Hub International Limited
2018 Term Loan B, 4.02%, (3M LIBOR + 3.00%), 04/25/25 (a)	142,176	134,949
INEOS Enterprises Holdings US Finco LLC
2018 Term Loan B, 4.50%, (3M LIBOR + 3.50%), 07/29/26 (a)	111,735	106,894
INEOS US Finance LLC
2018 Term Loan B, 2.18%, (1M LIBOR + 2.00%), 03/31/24 (a)	314,894	297,871
ION Trading Technologies S.a.r.l.
2018 Term Loan B, 5.07%, (3M LIBOR + 4.00%), 11/21/24 (a)	124,927	119,572
iStar, Inc.
2016 Term Loan B, 2.93%, (1M LIBOR + 2.75%), 06/28/23 (a)	247,613	248,145
Jane Street Group, LLC
2018 Term Loan B, 3.18%, (1M LIBOR + 3.00%), 01/31/25 (a)	299,279	290,582
Lions Gate Capital Holdings LLC
2018 1st Lien Term Loan B, 2.43%, (1M LIBOR + 2.25%), 03/20/25 (a)	203,185	191,630
LPL Holdings, Inc.
2018 1st Lien Term Loan, 1.93%, (1M LIBOR + 1.75%), 11/07/26 (a)	141,571	135,201

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 36

PPMFunds

Schedules of Investments (Unaudited)

June 30, 2020

	Shares/Par[1]	Value ($)
NAB Holdings LLC
2017 Repriced Term Loan, 4.00%, (3M LIBOR + 3.00%), 01/15/25 (a) (b)	148,137	142,582
Nielsen Finance LLC
2017 Term Loan B, 0.00%, (1M LIBOR + 3.75%), 06/06/25 (a) (c)	114,182	112,897
2017 Term Loan B1, 5.75%, (1M LIBOR + 3.75%), 06/06/25 (a)	11,000	10,876
Nuvei Technologies Corp.
2017 Term Loan B, 6.00%, (1M LIBOR + 5.00%), 07/22/20 (a) (b)	63,186	62,238
Sedgwick Claims Management Services, Inc.
2016 Term Loan B, 3.43%, (1M LIBOR + 3.25%), 11/06/25 (a)	206,850	194,809
SolarWinds Holdings, Inc.
1st Lien Term Loan B3, 2.93%, (1M LIBOR + 2.75%), 02/06/24 (a)	195,861	189,570
TKC Holdings, Inc.
2017 1st Lien Term Loan, 4.75%, (3M LIBOR + 3.75%), 02/08/23 (a)	95,101	88,815
Trans Union, LLC
2019 Term Loan B5, 1.93%, (1M LIBOR + 1.75%), 11/13/26 (a)	214,555	204,834
Travelport Finance (Luxembourg) S.a.r.l.
2019 Term Loan, 6.07%, (3M LIBOR + 5.00%), 03/18/26 (a)	89,325	58,417
UFC Holdings, LLC
2019 Term Loan, 4.25%, (6M LIBOR + 3.25%), 04/25/26 (a)	126,480	120,577
VFH Parent LLC
2019 Term Loan B, 3.19%, (1M LIBOR + 3.00%), 03/02/26 (a)	172,222	167,558
Victory Capital Holdings, Inc.
2020 Term Loan B, 3.94%, (3M LIBOR + 2.50%), 07/01/26 (a)	74,570	72,194
		5,425,467
Materials 9.4%
American Builders & Contractors Supply Co., Inc.
Term Loan W, 2.18%, (1M LIBOR + 2.00%), 01/15/27 (a)	168,974	160,864
Avantor Funding, Inc.
Term Loan B, 3.25%, (1M LIBOR + 2.25%), 09/22/24 (a)	144,012	140,051
Ball Metalpack, LLC
Term Loan B, 4.86%, (3M LIBOR + 4.50%), 07/25/25 (a)	98,250	89,899
Berry Global, Inc.
Term Loan B, 2.18%, (1M LIBOR + 2.00%), 10/01/22 - 07/01/26 (a)	261,038	250,128
BWAY Holding Company
Term Loan B, 4.56%, (3M LIBOR + 3.25%), 04/03/24 (a)	214,125	191,732
Charter NEX US, Inc.
Canadian 1st Lien Term Loan, 3.43%, (1M LIBOR + 3.25%), 05/16/24 (a)	136,646	130,429
Composite Resins Holding B.V.
2020 Term Loan E, 5.47%, (6M LIBOR + 4.25%), 06/27/25 (a) (b)	100,171	95,163
2020 Term Loan F, 5.47%, (6M LIBOR + 4.25%), 06/27/25 (a) (b)	13,024	12,373
Consolidated Container Company LLC
2020 Term Loan B, 3.75%, (1M LIBOR + 2.75%), 05/10/24 - 05/22/24 (a)	127,067	123,612
Diamond (BC) B.V.
USD Term Loan , 3.76%, (3M LIBOR + 3.00%), 07/24/24 (a)	132,141	121,130
Element Solutions Inc.
2019 Term Loan B5, 2.18%, (1M LIBOR + 2.00%), 01/31/26 (a)	128,305	121,996
Ferro Corporation
2019 Term Loan B, 2.56%, (3M LIBOR + 2.25%), 02/14/24 (a)	202,425	195,711
Flex Acquisition Company, Inc.
2019 Term Loan B, 4.43%, (3M LIBOR + 3.00%), 12/15/23 (a)	214,727	204,718
Gemini HDPE LLC
2018 USD Term Loan B2, 3.27%, (3M LIBOR + 2.50%), 08/04/24 (a)	42,462	40,516
GYP Holdings III Corp.
2018 Term Loan B4, 2.93%, (1M LIBOR + 2.75%), 05/15/25 (a)	169,436	163,294
Hexion Inc
2018 Term Loan B, 4.93%, (3M LIBOR + 3.50%), 06/27/26 (a)	125,638	122,183
Klockner-Pentaplast of America, Inc.
2018 Term Loan B, 5.25%, (3M LIBOR + 4.25%), 06/30/22 (a)	195,980	182,961
LTI Holdings, Inc.
2018 1st Lien Term Loan, 3.68%, (1M LIBOR + 3.50%), 08/15/25 (a)	117,900	99,878
Messer Industries GmbH
2018 1st Lien Term Loan, 2.81%, (3M LIBOR + 2.50%), 10/10/25 (a)	317,731	302,242
Momentive Performance Materials Inc.
2018 1st Lien Term Loan, 3.43%, (1M LIBOR + 3.25%), 04/18/24 (a)	45,153	42,161
Onex TSG Intermediate Corp.
2017 Term Loan B, 5.00%, (3M LIBOR + 4.00%), 07/31/22 (a)	99,947	92,284
Perstorp Holding AB
2017 Term Loan B, 5.82%, (6M LIBOR + 4.75%), 04/03/26 (a)	94,050	81,118
Plaze, Inc.
2017 Term Loan B, 4.57%, (3M LIBOR + 3.50%), 08/01/26 (a)	129,675	121,894
PMHC II, Inc.
2017 Term Loan B, 4.50%, (3M LIBOR + 3.50%), 03/20/25 (a)	88,719	75,322
Polar US Borrower, LLC
2017 Term Loan B, 4.93%, (1M LIBOR + 4.75%), 08/21/25 (a)	57,453	54,006
Polymer Additives, Inc.
2017 Term Loan B, 6.76%, (3M LIBOR + 6.00%), 07/25/25 (a)	250	182
2017 Term Loan B, 6.86%, (6M LIBOR + 6.00%), 07/25/25 (a)	98,250	71,477
PQ Corporation
2017 Term Loan B, 2.43%, (1M LIBOR + 2.25%), 02/08/25 (a)	117,007	112,522
Pro Mach Group, Inc.
2017 Term Loan, 2.93%, (1M LIBOR + 2.75%), 03/07/25 (a)	47,222	44,020
Proampac PG Borrower LLC
2017 Repriced Term Loan, 4.50%, (1M LIBOR + 3.50%), 11/18/23 (a)	46,349	44,090
2017 Term Loan, 4.50%, (3M LIBOR + 3.50%), 11/18/23 (a)	79,172	75,312
2017 Repriced Term Loan, 5.75%, (3M LIBOR + 3.50%), 11/18/23 (a)	325	309
Quikrete Holdings, Inc.
2017 Incremental Term Loan B, 2.68%, (1M LIBOR + 2.50%), 11/03/23 (a)	189,013	181,335
Solenis Holdings LLC
1st Lien Term Loan B3, 4.36%, (3M LIBOR + 4.00%), 06/26/25 - 12/18/25 (a)	100,846	96,456
Starfruit Finco B.V
1st Lien Term Loan, 3.19%, (1M LIBOR + 3.00%), 09/20/25 (a)	235,085	219,999
TricorBraun Holdings, Inc.
2016 1st Lien Term Loan, 4.75%, (3M LIBOR + 3.75%), 11/29/23 (a)	208,383	199,839
Trident TPI Holdings, Inc.
2017 USD Term Loan B1, 4.07%, (3M LIBOR + 3.00%), 10/05/24 (a)	118,540	112,910
Tronox Finance LLC
Term Loan B, 2.93%, (1M LIBOR + 2.75%), 09/11/24 (a)	56,568	54,180
Term Loan B, 3.06%, (3M LIBOR + 2.75%), 09/11/24 (a)	39,915	38,230
Univar Solutions Inc.
2017 USD Term Loan B3, 2.43%, (1M LIBOR + 2.25%), 07/01/24 (a)	284,503	273,302

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 36

PPMFunds

Schedules of Investments (Unaudited)

June 30, 2020

	Shares/Par[1]	Value ($)
Wilsonart LLC
2017 Term Loan B, 4.25%, (3M LIBOR + 3.25%), 12/19/23 (a)	91,956	88,479
		4,828,307
Consumer Staples 5.6%
8th Avenue Food & Provisions, Inc.
USD Term Loan I, 3.68%, (1M LIBOR + 3.50%), 09/19/25 (a)	118,823	114,987
American Seafoods Group LLC
Term Loan W, 3.75%, (3M LIBOR + 2.75%), 07/27/23 (a)	2,838	2,739
Term Loan C5, 4.13%, (3M LIBOR + 2.75%), 07/27/23 (a)	89,399	86,270
BellRing Brands, LLC
Term Loan B, 6.00%, (1M LIBOR + 5.00%), 10/10/24 (a)	58,500	58,098
BJ's Wholesale Club, Inc.
Term Loan B, 2.43%, (1M LIBOR + 2.25%), 01/26/24 (a)	169,301	163,496
CHG PPC Parent LLC
2nd Lien Term Loan, 2.93%, (1M LIBOR + 2.75%), 03/16/25 (a)	128,438	122,016
Dole Food Company Inc.
2020 Incremental Term Loan B, 3.75%, (1M LIBOR + 2.75%), 03/22/24 (a)	100,953	97,925
2020 Incremental Term Loan B1, 3.75%, (1M LIBOR + 2.75%), 03/22/24 (a)	52,330	50,760
Froneri International Ltd.
2019 Term Loan, 2.43%, (1M LIBOR + 2.25%), 01/29/27 (a)	159,600	149,725
Hearthside Food Solutions, LLC
2018 Term Loan B1, 3.87%, (1M LIBOR + 3.69%), 05/17/25 (a)	109,283	103,682
Hostess Brands, Inc.
2018 Term Loan B, 3.00%, (1M LIBOR + 2.25%), 08/03/25 (a)	87,071	83,849
2018 Term Loan B, 3.01%, (3M LIBOR + 2.25%), 08/03/25 (a)	234,612	225,931
JBS USA Lux S.A.
2018 Term Loan B, 3.07%, (3M LIBOR + 2.00%), 04/27/26 (a)	323,598	308,363
Portillo's Holdings, LLC
2017 Term Loan B, 6.50%, (3M LIBOR + 5.50%), 08/02/24 (a)	99,250	90,938
Reynolds Consumer Products LLC
2017 1st Lien Term Loan, 1.93%, (1M LIBOR + 1.75%), 01/30/27 (a)	251,370	241,808
Sigma Bidco B.V.
2015 USD Term Loan, 4.45%, (3M LIBOR + 3.00%), 03/07/25 (a)	177,468	169,608
United Natural Foods, Inc.
Term Loan B, 4.43%, (1M LIBOR + 4.25%), 10/22/25 (a)	181,700	172,868
US Foods, Inc.
2016 Term Loan B, 1.93%, (1M LIBOR + 1.75%), 06/27/23 (a)	195,516	183,332
2019 Term Loan B, 3.07%, (3M LIBOR + 2.00%), 08/14/26 (a)	99,500	92,431
UTZ Quality Foods, LLC
1st Lien Term Loan, 3.68%, (1M LIBOR + 3.50%), 11/14/24 (a)	127,908	125,403
Verscend Holding Corp.
2018 Term Loan B, 4.68%, (1M LIBOR + 4.50%), 08/08/25 (a)	221,585	213,663
		2,857,892
Utilities 1.8%
Calpine Corporation
Term Loan, 2.43%, (1M LIBOR + 2.25%), 05/23/22 - 03/22/26 (a)	324,396	312,430
Helix Gen Funding, LLC
2018 Term Loan B, 4.75%, (1M LIBOR + 3.75%), 03/02/24 (a)	130,211	125,104
Pacific Gas And Electric Company
2017 Term Loan B, 2.44%, (1M LIBOR + 2.25%), 12/31/20 (a)	170,000	169,150
2017 Term Loan B, 5.50%, (3M LIBOR + 4.50%), 06/18/25 (a)	102,041	100,128
Vistra Operations Company LLC
1st Lien Term Loan B3, 1.93%, (1M LIBOR + 1.75%), 12/11/25 (a)	171,747	165,490
1st Lien Term Loan B3, 1.94%, (1M LIBOR + 1.75%), 12/11/25 (a)	41,247	39,744
		912,046
Energy 0.9%
EG America LLC
2018 USD Term Loan, 5.07%, (3M LIBOR + 4.00%), 06/30/25 (a)	172,548	161,621
2019 USD Term Loan B5, 5.07%, (3M LIBOR + 4.00%), 06/30/25 (a)	22,954	21,500
EG Group Limited
2019 USD Term Loan B2, 5.07%, (6M LIBOR + 4.00%), 02/01/25 (a)	19,848	18,591
Lower Cadence Holdings LLC
2018 1st Lien Term Loan, 4.18%, (1M LIBOR + 4.00%), 05/10/26 (a)	89,100	78,853
Natgasoline LLC
2018 1st Lien Term Loan, 4.31%, (3M LIBOR + 3.50%), 10/31/25 (a)	143,436	137,698
Summit Midstream Partners Holdings, LLC
Term Loan B, 7.00%, (3M LIBOR + 6.00%), 05/15/22 (a)	27,690	6,203
Traverse Midstream Partners LLC
2017 Term Loan, 5.00%, (1M LIBOR + 4.00%), 09/22/24 (a)	70,780	58,659
		483,125
Real Estate 0.8%
ESH Hospitality, Inc.
2019 Term Loan B, 2.18%, (1M LIBOR + 2.00%), 09/18/26 (a)	90,480	85,592
VICI Properties 1 LLC
Replacement Term Loan B, 1.94%, (1M LIBOR + 1.75%), 12/13/24 (a)	320,000	297,562
		383,154
Total Senior Floating Rate Instruments (cost $49,424,495)		46,545,399
CORPORATE BONDS AND NOTES 2.9%
Communication Services 0.7%
Diamond Sports Group, LLC
5.38%, 08/15/26 (d)	20,000	14,603
iHeartCommunications, Inc.
8.38%, 05/01/27	8,172	7,497
Lamar Media Corp.
4.88%, 01/15/29 (d)	38,000	38,408
Level 3 Financing, Inc.
5.38%, 01/15/24	30,000	30,239
Live Nation Entertainment, Inc.
4.88%, 11/01/24 (d)	30,000	27,015
Neptune Finco Corp.
10.88%, 10/15/25 (d)	157,000	168,804
Nexstar Escrow Inc.
5.63%, 07/15/27 (d)	8,000	7,990
Sirius XM Radio Inc.
5.50%, 07/01/29 (d)	65,000	68,707
		363,263
Health Care 0.6%
Bausch Health Companies Inc.
6.13%, 04/15/25 (d)	13,000	13,172
5.50%, 11/01/25 (d)	9,000	9,221
8.50%, 01/31/27 (d)	67,000	71,399
5.75%, 08/15/27 (d)	20,000	21,188
6.25%, 02/15/29 (d)	74,000	74,413
Community Health Systems, Inc.
8.63%, 01/15/24 (d)	30,000	29,355
Tenet Healthcare Corporation
5.13%, 05/01/25	30,000	29,030
4.63%, 06/15/28 (d)	46,000	45,085
		292,863
Financials 0.3%
Icahn Enterprises L.P.
4.75%, 09/15/24	13,000	12,289
6.25%, 05/15/26	18,000	17,997

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 36

PPMFunds

Schedules of Investments (Unaudited)

June 30, 2020

	Shares/Par[1]	Value ($)
James Hardie International Finance Designated Activity Company
5.00%, 01/15/28 (d)	10,000	10,291
Springleaf Finance Corporation
8.88%, 06/01/25	49,000	52,446
7.13%, 03/15/26	65,000	67,249
		160,272
Energy 0.3%
Cheniere Energy Partners, L.P.
5.63%, 10/01/26	54,000	53,595
Regency Energy Partners LP
5.88%, 03/01/22	30,000	31,671
Transocean Proteus Limited
6.25%, 12/01/24 (d)	54,600	50,179
		135,445
Industrials 0.2%
Aircastle Limited
5.00%, 04/01/23	30,000	29,344
Ashtead Capital, Inc.
5.25%, 08/01/26 (d)	93,000	97,613
		126,957
Consumer Staples 0.2%
Energizer Holdings, Inc.
7.75%, 01/15/27 (d)	65,000	69,467
JBS USA Food Company
5.50%, 01/15/30 (d)	35,000	35,854
		105,321
Materials 0.2%
Ardagh Packaging Finance Public Limited Company
6.00%, 02/15/25 (d)	16,000	16,382
FMG Resources (August 2006) Pty Ltd
5.13%, 03/15/23 - 05/15/24 (d)	57,000	58,941
FXI Holdings, Inc.
7.88%, 11/01/24 (d)	31,000	26,986
		102,309
Utilities 0.2%
Calpine Corporation
5.25%, 06/01/26 (d)	50,000	50,528
The AES Corporation
5.50%, 04/15/25	30,000	30,774
		81,302
Information Technology 0.1%
Dell International L.L.C.
5.30%, 10/01/29 (d) (e)	50,000	55,245
Real Estate 0.1%
MGM Growth Properties Operating Partnership LP
4.63%, 06/15/25 (d)	45,000	44,292
Consumer Discretionary 0.0%
Eldorado Resorts, Inc.
6.00%, 09/15/26	10,000	10,829
Total Corporate Bonds And Notes (cost $1,478,780)		1,478,098
INVESTMENT COMPANIES 2.5%
Invesco Senior Loan ETF (f)	18,000	384,300
SPDR Blackstone/ GSO Senior Loan ETF	20,600	893,628
Total Investment Companies (cost $1,254,458)		1,277,928
WARRANTS 0.0%
iHeartMedia, Inc. (g) (h)	703	5,283
Total Warrants (cost $13,203)		5,283
COMMON STOCKS 0.0%
Communication Services 0.0%
Clear Channel Outdoor Holdings, Inc. (g)	1,875	1,950
iHeartMedia, Inc. - Class A (f) (g)	94	785
		2,735
Consumer Discretionary 0.0%
Constellis Holdings, Inc. (b) (g)	628	157
Total Common Stocks (cost $11,179)		2,892
SHORT TERM INVESTMENTS 4.5%
Investment Companies 4.5%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.12% (i)	2,331,144	2,331,144
Total Short Term Investments (cost $2,331,144)		2,331,144
Total Investments 100.9% (cost $54,513,259)		51,640,744
Other Derivative Instruments 0.0%		250
Other Assets and Liabilities, Net (0.9)%		(471,542)
Total Net Assets 100.0%		51,169,452

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(c) This senior floating rate interest will settle after June 30, 2020. If a reference rate and spread is presented, it will go into effect upon settlement.

(d) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. As of June 30, 2020, the value and the percentage of net assets of these liquid securities was $1,105,138 and 2.2% of the Fund.

(e) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(f) All or a portion of the security was on loan as of June 30, 2020.

(g) Non-income producing security.

(h) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(i) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

PPM Floating Rate Income Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Short Contracts
United States 10 Year Note	(1)	September 2020	(138,675)	156	(497)
United States 5 Year Note	(3)	October 2020	(376,394)	94	(833)
				250	(1,330)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 36

PPMFunds

Schedules of Investments (Unaudited)

June 30, 2020

	Shares/Par[1]	Value ($)
PPM High Yield Core Fund
CORPORATE BONDS AND NOTES 92.0%
Communication Services 19.5%
Altice Financing S.A.
5.00%, 01/15/28 (a)	102,000	101,338
Altice France
7.38%, 05/01/26 (a)	460,000	479,024
Altice France S.A.
6.00%, 02/15/28 (a)	84,000	79,408
CB Escrow Corp.
8.00%, 10/15/25 (a)	220,000	228,950
CCO Holdings, LLC
5.50%, 05/01/26 (a)	78,000	80,857
5.13%, 05/01/27 (a)	108,000	111,728
5.88%, 04/01/24 - 05/01/27 (a)	490,000	510,062
5.00%, 02/01/28 (a)	203,000	209,645
5.38%, 06/01/29 (a)	351,000	370,280
CenturyLink, Inc.
5.63%, 04/01/25	176,000	182,035
5.13%, 12/15/26 (a)	112,000	111,845
4.00%, 02/15/27 (a)	62,000	60,218
7.60%, 09/15/39	24,000	25,832
Clear Channel Worldwide Holdings, Inc.
9.25%, 02/15/24	78,000	72,358
Connect Finco SARL
6.75%, 10/01/26 (a)	136,000	128,496
Consolidated Communications, Inc.
6.50%, 10/01/22 (b)	275,000	254,019
CSC Holdings, LLC
5.50%, 04/15/27 (a)	478,000	496,729
7.50%, 04/01/28 (a)	300,000	327,300
Diamond Sports Group, LLC
5.38%, 08/15/26 (a)	93,000	67,905
6.63%, 08/15/27 (a)	113,000	60,481
DISH DBS Corporation
5.00%, 03/15/23	122,000	121,898
5.88%, 11/15/24	210,000	208,940
7.75%, 07/01/26 (b)	15,000	15,898
Embarq Corporation
8.00%, 06/01/36	77,000	86,517
Frontier Communications Corporation
8.50%, 04/01/26	173,000	163,781
8.00%, 04/01/27 (a)	102,000	103,601
Hughes Satellite Systems Corporation
6.63%, 08/01/26	299,000	311,895
iHeartCommunications, Inc.
6.38%, 05/01/26	38,565	38,419
8.38%, 05/01/27	251,651	230,851
5.25%, 08/15/27 (a)	25,000	23,946
4.75%, 01/15/28 (a)	25,000	23,101
Intelsat Jackson Holdings S.A.
8.00%, 02/15/24 (a)	125,000	126,752
Lamar Media Corp.
3.75%, 02/15/28 (a)	22,000	20,845
4.88%, 01/15/29 (a)	63,000	63,676
4.00%, 02/15/30 (a)	11,000	10,560
LCPR Senior Secured Financing Designated Activity Company
6.75%, 10/15/27 (a)	164,000	167,585
Level 3 Financing, Inc.
5.38%, 01/15/24	160,000	161,273
4.63%, 09/15/27 (a)	194,000	195,494
Liberty Media Corporation
8.25%, 02/01/30	155,000	151,714
Live Nation Entertainment, Inc.
4.88%, 11/01/24 (a)	86,000	77,442
6.50%, 05/15/27 (a)	34,000	35,026
MDC Partners Inc.
6.50%, 05/01/24 (a)	237,000	220,114
Neptune Finco Corp.
10.88%, 10/15/25 (a)	47,000	50,534
Netflix, Inc.
4.38%, 11/15/26	169,000	175,841
4.88%, 04/15/28	125,000	133,376
5.88%, 11/15/28	226,000	257,168
Nexstar Escrow Inc.
5.63%, 07/15/27 (a)	110,000	109,867
Sirius XM Radio Inc.
4.63%, 05/15/23 (a)	52,000	52,400
5.00%, 08/01/27 (a)	333,000	340,911
5.50%, 07/01/29 (a)	51,000	53,908
Sprint Capital Corporation
6.88%, 11/15/28	159,000	193,921
Sprint Communications, Inc.
6.00%, 11/15/22	167,000	176,184
Sprint Corporation
7.88%, 09/15/23	25,000	28,185
7.13%, 06/15/24	424,000	478,180
7.63%, 03/01/26	25,000	29,527
SSL Robotics LLC
9.75%, 12/31/23 (a)	55,000	58,912
TEGNA Inc.
5.00%, 09/15/29 (a)	186,000	174,180
Telecom Italia Capital
6.00%, 09/30/34	166,000	180,578
Telesat Canada
6.50%, 10/15/27 (a)	152,000	149,720
Terrier Media Buyer, Inc.
8.88%, 12/15/27 (a)	213,000	204,812
T-Mobile USA, Inc.
6.00%, 03/01/23	152,000	152,914
4.75%, 02/01/28	46,000	48,586
Uber Technologies, Inc.
7.50%, 05/15/25 - 09/15/27 (a)	241,000	241,883
Univision Communications Inc.
5.13%, 05/15/23 (a)	139,000	140,243
6.63%, 06/01/27 (a)	184,000	175,666
Virgin Media Secured Finance PLC
5.50%, 05/15/29 (a)	51,000	53,411
Zayo Group Holdings, Inc.
4.00%, 03/01/27 (a)	16,000	15,186
6.13%, 03/01/28 (a)	92,000	89,416
		10,283,347
Consumer Discretionary 13.1%
Adient Global Holdings Ltd
4.88%, 08/15/26 (a) (b)	182,000	150,820
Adient US LLC
9.00%, 04/15/25 (a)	36,000	38,794
Allied Universal Holdco LLC
6.63%, 07/15/26 (a)	71,000	74,510
9.75%, 07/15/27 (a)	79,000	83,229
Aramark Services, Inc.
6.38%, 05/01/25 (a)	30,000	30,976
4.75%, 06/01/26	152,000	147,631
Asbury Automotive Group, Inc.
4.50%, 03/01/28 (a)	17,000	16,493
4.75%, 03/01/30 (a)	17,000	16,577
Beazer Homes USA, Inc.
6.75%, 03/15/25	75,000	73,766
5.88%, 10/15/27	43,000	41,071
7.25%, 10/15/29	47,000	45,462
Boyd Gaming Corporation
8.63%, 06/01/25 (a)	70,000	73,182
6.38%, 04/01/26	191,000	181,516
Carnival Corporation
11.50%, 04/01/23 (a)	102,000	110,370
Churchill Downs Incorporated
4.75%, 01/15/28 (a)	45,000	43,162
Colt Merger Sub, Inc.
5.75%, 07/01/25 (a)	46,000	46,260
Dana Corporation
5.38%, 11/15/27	35,000	34,765
5.63%, 06/15/28	23,000	22,816
Delta Air Lines, Inc.
7.00%, 05/01/25 (a)	164,000	169,330
Eldorado Resorts, Inc.
8.13%, 07/01/27 (a)	176,000	171,160

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 36

PPMFunds

Schedules of Investments (Unaudited)

June 30, 2020

	Shares/Par[1]	Value ($)
Fiat Chrysler Automobiles N.V.
5.25%, 04/15/23	94,000	97,151
Ford Motor Company
8.50%, 04/21/23	64,000	67,667
9.00%, 04/22/25	64,000	69,202
4.35%, 12/08/26 (b)	72,000	67,140
6.63%, 10/01/28	83,000	83,159
9.63%, 04/22/30 (b)	64,000	75,863
7.45%, 07/16/31	79,000	83,196
General Motors Company
6.13%, 10/01/25	25,000	28,089
6.80%, 10/01/27	36,000	41,859
Hilton Domestic Operating Company Inc.
4.25%, 09/01/24	56,000	54,187
5.38%, 05/01/25 (a)	32,000	32,000
5.75%, 05/01/28 (a)	32,000	32,430
Hyatt Hotels Corporation
5.38%, 04/23/25 (c)	16,000	16,929
IHOL Verwaltungs GmbH
6.38%, 05/15/29 (a) (d)	41,000	41,682
IRB Holding Corp.
7.00%, 06/15/25 (a)	90,000	92,685
Jaguar Land Rover Automotive PLC
5.63%, 02/01/23 (a) (b)	28,000	25,892
KB Home
7.63%, 05/15/23	201,000	219,062
4.80%, 11/15/29	181,000	177,762
L Brands, Inc.
6.88%, 07/01/25 (a)	46,000	47,474
9.38%, 07/01/25 (a)	36,000	36,159
7.50%, 06/15/29	305,000	268,065
M.D.C. Holdings, Inc.
3.85%, 01/15/30	140,000	134,566
6.00%, 01/15/43	80,000	84,223
Macy's, Inc.
8.38%, 06/15/25 (a)	130,000	129,445
Marriott International, Inc.
5.75%, 05/01/25 (c)	109,000	118,643
Marriott Ownership Resorts, Inc.
6.13%, 09/15/25 (a)	51,000	52,094
6.50%, 09/15/26	90,000	90,956
4.75%, 01/15/28 (a)	64,000	58,357
Mattel, Inc.
6.75%, 12/31/25 (a)	52,000	53,934
5.88%, 12/15/27 (a)	164,000	169,012
MCE Finance Limited
5.38%, 12/04/29 (a)	79,000	78,817
MGM Resorts International
5.75%, 06/15/25	82,000	81,455
5.50%, 04/15/27	82,000	79,122
Mileage Plus Holdings LLC
6.50%, 06/20/27 (a)	34,053	34,088
New Golden Nugget Inc.
8.75%, 10/01/25 (a)	70,000	41,173
Newell Brands Inc.
4.88%, 06/01/25	44,000	46,050
4.70%, 04/01/26 (c)	131,000	137,473
PetSmart, Inc.
5.88%, 06/01/25 (a)	217,000	217,763
Picasso Finance Sub, Inc.
6.13%, 06/15/25 (a)	53,000	53,974
QVC, Inc.
4.75%, 02/15/27	37,000	35,779
Restaurant Brands International Limited Partnership
5.00%, 10/15/25 (a)	250,000	248,689
Royal Caribbean Cruises Ltd.
10.88%, 06/01/23 (a)	76,000	77,648
Sally Holdings, LLC
5.63%, 12/01/25	77,000	74,781
Scientific Games International, Inc.
5.00%, 10/15/25 (a)	107,000	99,280
8.25%, 03/15/26 (a)	246,000	218,305
7.00%, 05/15/28 (a)	38,000	30,339
Shea Homes Limited Partnership, A California Limited Partnership
4.75%, 02/15/28 (a)	140,000	132,453
Staples, Inc.
7.50%, 04/15/26 (a)	122,000	95,978
10.75%, 04/15/27 (a)	209,000	127,268
Stars Group Holdings B.V.
7.00%, 07/15/26 (a)	136,000	143,443
Station Casinos LLC
4.50%, 02/15/28 (a)	108,000	90,692
Stena International S.A R.L.
6.13%, 02/01/25 (a)	142,000	132,530
Taylor Morrison Communities, Inc.
5.88%, 06/15/27 (a)	73,000	75,809
Viking Cruises Limited
5.88%, 09/15/27 (a)	36,000	21,474
VOC Escrow Ltd.
5.00%, 02/15/28 (a)	187,000	140,817
Williams Scotsman International, Inc.
6.88%, 08/15/23 (a)	119,000	122,692
Wyndham Destinations, Inc.
5.40%, 04/01/24 (e)	100,000	96,442
5.75%, 04/01/27 (c)	65,000	63,226
		6,918,333
Financials 11.7%
Advisor Group Holdings, Inc.
10.75%, 08/01/27 (a)	38,000	37,800
AerCap Ireland Capital Designated Activity Company
2.88%, 08/14/24	76,000	71,807
Avolon Holdings Funding Limited
3.25%, 02/15/27 (a)	138,000	112,373
CIT Group Inc.
4.75%, 02/16/24	186,000	188,500
5.25%, 03/07/25	19,000	19,708
Citigroup Inc.
5.00%, (callable at 100 beginning 09/12/24) (f)	166,000	155,818
Commscope Finance LLC
6.00%, 03/01/26 (a)	95,000	97,342
8.25%, 03/01/27 (a)	93,000	95,527
Credit Suisse Group AG
6.25%, (callable at 100 beginning 12/18/24) (a) (f)	250,000	261,563
Diamond Finance International Limited
5.88%, 06/15/21 (a)	94,000	94,019
7.13%, 06/15/24 (a)	87,000	90,254
6.02%, 06/15/26 (a)	164,000	187,616
eG Global Finance PLC
8.50%, 10/30/25 (a)	86,000	88,392
Ford Motor Credit Company LLC
3.20%, 01/15/21	66,000	65,093
5.60%, 01/07/22	63,000	63,355
3.09%, 01/09/23	200,000	190,500
3.10%, 05/04/23	136,000	128,887
3.66%, 09/08/24	66,000	62,203
4.06%, 11/01/24	68,000	64,835
5.13%, 06/16/25	132,000	131,868
General Motors Financial Company, Inc.
5.20%, 03/20/23	75,000	80,148
HUB International Limited
7.00%, 05/01/26 (a)	129,000	128,974
Icahn Enterprises L.P.
4.75%, 09/15/24	187,000	176,777
6.25%, 05/15/26	259,000	258,956
5.25%, 05/15/27	35,000	33,773
IHS Luxembourg S.A R.L.
5.75%, 04/15/25 (a)	35,000	35,533
6.50%, 06/01/26 (a) (b)	125,000	129,508
James Hardie International Finance Designated Activity Company
5.00%, 01/15/28 (a)	78,000	80,273
JPMorgan Chase & Co.
4.49%, (callable at 100 beginning 11/01/20) (f)	282,000	265,179
4.60%, (callable at 100 beginning 02/01/25) (f)	44,000	39,215
5.00%, (callable at 100 beginning 08/01/24) (f)	80,000	77,140

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 36

PPMFunds

Schedules of Investments (Unaudited)

June 30, 2020

	Shares/Par[1]	Value ($)
Lions Gate Capital Holdings LLC
6.38%, 02/01/24 (a)	28,000	27,284
5.88%, 11/01/24 (a)	56,000	53,756
Lloyds Banking Group PLC
7.50%, (callable at 100 beginning 09/27/25) (f)	81,000	84,645
LPL Holdings, Inc.
4.63%, 11/15/27 (a)	93,000	92,225
Markel Corporation
6.00%, (callable at 100 beginning 06/01/25) (f)	129,000	131,144
Morgan Stanley
5.55%, (callable at 100 beginning 07/15/20) (f)	88,000	80,682
Navient Corporation
7.25%, 09/25/23	140,000	136,795
5.88%, 10/25/24	82,000	77,043
6.75%, 06/15/26	84,000	78,120
Nesco Holdings, Inc.
10.00%, 08/01/24 (a)	19,000	18,958
Nordic Aviation Capital DAC
3.79%, 02/27/23 (g) (h)	80,000	60,400
5.83%, 03/14/26 (g) (h)	125,000	89,375
Rassman, Joel H.
3.80%, 11/01/29	239,000	240,292
Resideo Funding Inc.
6.13%, 11/01/26 (a)	44,000	42,964
Springleaf Finance Corporation
6.13%, 03/15/24	73,000	74,097
8.88%, 06/01/25	51,000	54,587
7.13%, 03/15/26	155,000	160,363
6.63%, 01/15/28	63,000	62,258
Syngenta Finance N.V.
3.93%, 04/23/21 (a)	53,000	53,344
4.44%, 04/24/23 (a)	28,000	29,353
Telenet Finance Luxembourg Notes S.A R.L.
5.50%, 03/01/28 (a)	200,000	208,500
The Goldman Sachs Group, Inc.
3.50%, 04/01/25	112,000	122,825
USA Compression Finance Corp.
6.88%, 04/01/26 - 09/01/27	231,000	220,375
ZF North America Capital, Inc.
4.50%, 04/29/22 (a)	125,000	128,483
Ziggo B.V.
4.88%, 01/15/30 (a)	200,000	199,000
Ziggo Bond Finance B.V.
6.00%, 01/15/27 (a)	103,000	104,374
		6,144,178
Energy 11.5%
Antero Midstream Partners LP
5.38%, 09/15/24	65,000	55,430
5.75%, 03/01/27 - 01/15/28 (a)	127,000	101,764
Antero Resources Corp.
5.00%, 03/01/25 (b)	83,000	49,276
Archrock Partners, L.P.
6.25%, 04/01/28 (a)	60,000	55,248
Ascent Resources - Utica, LLC
10.00%, 04/01/22 (a)	126,000	108,321
7.00%, 11/01/26 (a)	70,000	45,418
Baytex Energy Corp.
8.75%, 04/01/27 (a)	62,000	30,840
Buckeye Partners, L.P.
4.50%, 03/01/28 (a)	97,000	91,180
5.85%, 11/15/43	24,000	20,858
5.60%, 10/15/44	19,000	15,645
Callon Petroleum Company
6.38%, 07/01/26	162,000	55,023
Cenovus Energy Inc.
6.75%, 11/15/39	78,000	76,301
5.40%, 06/15/47	76,000	65,383
Chaparral Energy, Inc.
8.75%, 07/15/23 (a)	124,000	11,517
Cheniere Corpus Christi Holdings, LLC
5.13%, 06/30/27	76,000	83,395
Cheniere Energy Partners, L.P.
5.25%, 10/01/25	119,000	118,579
5.63%, 10/01/26	248,000	246,139
4.50%, 10/01/29	55,000	53,625
CNX Resources Corporation
7.25%, 03/14/27 (a) (b)	85,000	78,214
Comstock Resources, Inc.
9.75%, 08/15/26	96,000	89,578
Continental Resources, Inc.
4.50%, 04/15/23	120,000	114,661
3.80%, 06/01/24	211,000	199,131
Diamondback Energy, Inc.
4.75%, 05/31/25	22,000	23,524
Endeavor Energy Resources, L.P.
6.63%, 07/15/25 (a)	5,000	5,039
5.50%, 01/30/26 (a)	81,000	77,721
5.75%, 01/30/28 (a)	93,000	89,594
Energy Transfer LP
6.63%, (callable at 100 beginning 02/15/28) (f)	42,000	33,180
6.75%, (callable at 100 beginning 05/15/25) (f)	139,000	118,055
7.13%, (callable at 100 beginning 05/15/30) (f)	62,000	53,196
5.25%, 04/15/29	94,000	102,600
Enlink Midstream, LLC
5.38%, 06/01/29	52,000	39,014
EQM Midstream Partners, LP
4.13%, 12/01/26	163,000	149,145
6.50%, 07/01/27 (a)	77,000	78,830
EQT Corporation
6.13%, 02/01/25 (b) (c)	115,000	114,600
7.00%, 02/01/30 (c)	55,000	56,628
Everest Acquisition, LLC
0.00%, 11/29/24 (a) (i) (j)	55,000	955
Hess Midstream Operations LP
5.13%, 06/15/28 (a)	46,000	44,245
MEG Energy Corp.
6.50%, 01/15/25 (a)	81,000	75,515
7.13%, 02/01/27 (a)	143,000	118,791
Murphy Oil Corporation
5.75%, 08/15/25	90,000	81,272
Newfield Exploration Co.
5.63%, 07/01/24	149,000	141,552
Noble Corporation
7.88%, 02/01/26 (a)	106,000	25,290
NuStar Logistics, L.P.
6.75%, 02/01/21	133,000	132,335
Occidental Petroleum Corporation
2.70%, 02/15/23	96,000	87,240
6.95%, 07/01/24	198,000	193,889
2.90%, 08/15/24	108,000	92,340
3.20%, 08/15/26	139,000	112,353
8.88%, 07/15/30	80,000	80,056
7.50%, 05/01/31	100,000	92,991
6.45%, 09/15/36	234,000	201,600
4.30%, 08/15/39	168,000	115,871
Parsley Energy, LLC
5.25%, 08/15/25 (a)	74,000	71,049
PBF Holding Company LLC
6.00%, 02/15/28 (a)	85,000	71,159
SM Energy Company
6.63%, 01/15/27	246,000	121,496
Southwestern Energy Company
7.50%, 04/01/26 (b)	98,000	85,850
7.75%, 10/01/27	90,000	78,693
Targa Resource Corporation
5.13%, 02/01/25	165,000	158,643
5.00%, 01/15/28	167,000	156,976
5.50%, 03/01/30 (a)	228,000	219,452
Transocean Inc
7.50%, 01/15/26 (a)	203,000	110,642
Transocean Poseidon Limited
6.88%, 02/01/27 (a)	126,000	111,243
Transocean Proteus Limited
6.25%, 12/01/24 (a)	182,000	167,264
Valaris PLC
7.75%, 02/01/26	91,000	6,790
Viper Energy Partners LP
5.38%, 11/01/27 (a) (b)	44,000	43,065

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 36

PPMFunds

Schedules of Investments (Unaudited)

June 30, 2020

	Shares/Par[1]	Value ($)
Western Midstream Operating, LP
5.25%, 02/01/50 (c)	168,000	145,480
WPX Energy, Inc.
5.25%, 09/15/24	54,000	53,372
5.88%, 06/15/28	57,000	54,586
4.50%, 01/15/30	101,000	89,191
		6,047,898
Health Care 10.4%
Bausch Health Companies Inc.
6.13%, 04/15/25 (a)	255,000	258,364
5.50%, 11/01/25 (a)	69,000	70,694
8.50%, 01/31/27 (a)	552,000	588,242
5.75%, 08/15/27 (a)	166,000	175,864
7.00%, 01/15/28 (a)	51,000	52,589
5.00%, 01/30/28 (a)	40,000	37,692
6.25%, 02/15/29 (a)	50,000	50,279
Catalent Pharma Solutions, Inc.
5.00%, 07/15/27 (a)	15,000	15,581
Centene Corporation
5.25%, 04/01/25 (a)	389,000	400,553
5.38%, 08/15/26 (a)	48,000	49,930
4.25%, 12/15/27	130,000	134,148
4.63%, 12/15/29	128,000	135,040
Centene Escrow I Corporation
5.38%, 06/01/26 (a)	181,000	188,369
Community Health Systems, Inc.
6.25%, 03/31/23	27,000	25,434
8.63%, 01/15/24 (a)	100,000	97,851
6.63%, 02/15/25 (a)	130,000	123,971
8.00%, 03/15/26 (a)	132,000	124,791
Endo Designated Activity Company
9.50%, 07/31/27 (a)	118,000	124,373
6.00%, 06/30/28 (a)	118,000	76,110
HCA Inc.
5.25%, 06/15/26	182,000	209,452
5.38%, 09/01/26	47,000	51,116
4.50%, 02/15/27	267,000	297,188
3.50%, 09/01/30	329,000	315,375
5.13%, 06/15/39	54,000	62,840
IQVIA Inc.
5.00%, 05/15/27 (a)	125,000	127,503
Mednax, Inc.
6.25%, 01/15/27 (a)	117,000	117,000
Molina Healthcare, Inc.
4.38%, 06/15/28 (a)	21,000	21,058
MPH Acquisition Holdings LLC
7.13%, 06/01/24 (a)	149,000	138,555
Ortho-Clinical Diagnostics, Inc.
7.38%, 06/01/25 (a)	58,000	59,029
7.25%, 02/01/28 (a)	45,000	45,692
Par Pharmaceutical, Inc.
7.50%, 04/01/27 (a)	89,000	91,257
Polaris Intermediate School
8.50%, 12/01/22 (a) (d)	160,000	140,947
Tenet Healthcare Corporation
8.13%, 04/01/22	204,000	213,697
6.75%, 06/15/23	131,000	129,999
4.63%, 07/15/24	104,000	101,868
7.50%, 04/01/25 (a)	118,000	125,269
7.00%, 08/01/25 (b)	53,000	52,061
4.88%, 01/01/26 (a)	254,000	248,881
5.13%, 11/01/27 (a)	183,000	181,030
4.63%, 06/15/28 (a)	47,000	46,065
		5,505,757
Industrials 7.7%
Aircastle Limited
4.25%, 06/15/26	313,000	287,093
American Airlines, Inc.
11.75%, 07/15/25 (a)	135,000	126,794
Ashtead Capital, Inc.
4.13%, 08/15/25 (a)	33,000	33,660
5.25%, 08/01/26 (a)	139,000	145,895
4.00%, 05/01/28 (a)	9,000	9,000
Bombardier Inc.
7.50%, 03/15/25 (a)	182,000	118,593
Builders FirstSource, Inc.
6.75%, 06/01/27 (a)	53,000	54,249
Cargo Aircraft Management, Inc.
4.75%, 02/01/28 (a)	192,000	190,675
Foxtrot Escrow Issuer LLC
12.25%, 11/15/26 (a)	148,000	143,624
General Electric Company
5.00%, (callable at 100 beginning 01/21/21) (f)	53,000	41,610
3.45%, 05/01/27	22,000	22,561
Howmet Aerospace Inc.
6.88%, 05/01/25	108,000	117,316
Masonite International Corporation
5.38%, 02/01/28 (a)	60,000	61,421
Meritor, Inc.
6.25%, 06/01/25 (a)	46,000	46,620
Navistar International Corporation
6.63%, 11/01/25 (a)	200,000	189,629
Park Aerospace Holdings Limited
5.25%, 08/15/22 (a)	55,000	51,529
4.50%, 03/15/23 (a)	45,000	41,100
Prime Security Services Borrower, LLC
5.25%, 04/15/24 (a)	52,000	53,252
5.75%, 04/15/26 (a)	278,000	288,163
Reynolds Group Holdings Inc.
5.13%, 07/15/23 (a)	276,000	277,622
7.00%, 07/15/24 (a)	50,000	50,218
Sensata Technologies B.V.
5.00%, 10/01/25 (a)	125,000	133,115
Standard Industries Inc.
4.75%, 01/15/28 (a)	170,000	172,338
Tempo Acquisition, LLC
5.75%, 06/01/25 (a)	75,000	76,837
6.75%, 06/01/25 (a)	119,000	120,692
TransDigm Inc.
8.00%, 12/15/25 (a)	34,000	35,710
6.25%, 03/15/26 (a)	389,000	389,140
5.50%, 11/15/27	110,000	95,987
TransDigm UK Holdings PLC
6.88%, 05/15/26	51,000	47,506
United Rentals (North America), Inc.
3.88%, 11/15/27	356,000	354,877
Univar Solutions USA Inc.
5.13%, 12/01/27 (a)	35,000	35,361
Watco Companies, L.L.C.
6.50%, 06/15/27 (a)	128,000	131,131
WESCO Distribution, Inc.
7.13%, 06/15/25 (a)	68,000	71,703
7.25%, 06/15/28 (a)	54,000	56,916
		4,071,937
Materials 6.3%
ARD Finance S.A.
6.50%, 06/30/27 (a) (d)	137,000	135,662
Ardagh Packaging Finance Public Limited Company
5.25%, 08/15/27 (a)	270,000	265,099
Berry Global Escrow Corporation
4.88%, 07/15/26 (a)	195,000	197,803
Berry Global, Inc.
5.13%, 07/15/23	125,000	125,824
Cascades Inc.
5.13%, 01/15/26 (a)	23,000	23,422
5.38%, 01/15/28 (a)	31,000	31,607
CEMEX S.A.B. de C.V.
5.70%, 01/11/25 (a)	30,000	29,109
5.45%, 11/19/29 (a)	338,000	312,603
CF Industries, Inc.
5.38%, 03/15/44	50,000	54,124
Cleveland-Cliffs Inc.
6.75%, 03/15/26 (a)	36,000	34,885
5.88%, 06/01/27 (b)	69,000	56,924
Flex Acquisition Company, Inc.
7.88%, 07/15/26 (a)	80,000	77,536

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 36

PPMFunds

Schedules of Investments (Unaudited)

June 30, 2020

	Shares/Par[1]	Value ($)
FMG Resources (August 2006) Pty Ltd
5.13%, 03/15/23 (a)	174,000	179,394
5.13%, 05/15/24 (a) (b)	141,000	146,281
Freeport-McMoRan Inc.
4.55%, 11/14/24	74,000	75,248
5.00%, 09/01/27	117,000	117,683
5.40%, 11/14/34	217,000	218,904
5.45%, 03/15/43	44,000	43,251
FXI Holdings, Inc.
7.88%, 11/01/24 (a)	51,000	44,396
Mauser Packaging Solutions Holding Company
7.25%, 04/15/25 (a)	139,000	125,855
Mercer International Inc.
7.38%, 01/15/25	132,000	131,932
NOVA Chemicals Corporation
4.88%, 06/01/24 (a)	128,000	119,103
5.25%, 08/01/23 - 06/01/27 (a)	186,000	168,491
Novelis Corporation
4.75%, 01/30/30 (a)	85,000	81,204
PolyOne Corporation
5.75%, 05/15/25 (a)	92,000	94,679
Sealed Air Corporation
4.00%, 12/01/27 (a)	116,000	115,991
Silgan Holdings Inc.
4.13%, 02/01/28 (a)	101,000	100,323
The Chemours Company
6.63%, 05/15/23	96,000	91,888
5.38%, 05/15/27	88,000	79,740
United States Steel Corporation
12.00%, 06/01/25 (a)	60,000	61,481
		3,340,442
Consumer Staples 5.1%
Albertsons Companies, Inc.
6.63%, 06/15/24	125,000	129,049
5.75%, 03/15/25	50,000	51,070
Cott Holdings Inc.
5.50%, 04/01/25 (a)	161,000	162,119
Edgewell Personal Care Colombia S A S
5.50%, 06/01/28 (a)	47,000	48,379
Energizer Holdings, Inc.
6.38%, 07/15/26 (a)	88,000	91,017
JBS Investments II GmbH
5.75%, 01/15/28 (a)	297,000	300,063
JBS USA Food Company
6.50%, 04/15/29 (a)	96,000	101,820
Kraft Foods Group, Inc.
5.00%, 06/04/42	122,000	126,630
Kraft Heinz Foods Company
3.88%, 05/15/27 (a)	89,000	93,007
4.25%, 03/01/31 (a)	89,000	94,183
4.63%, 10/01/39 (a)	218,000	218,466
4.88%, 10/01/49 (a)	153,000	157,068
Matterhorn Merger Sub, LLC
8.50%, 06/01/26 (a)	72,000	67,459
Performance Food Group, Inc.
6.88%, 05/01/25 (a)	12,000	12,519
Pilgrim's Pride Corporation
5.75%, 03/15/25 (a)	159,000	158,518
5.88%, 09/30/27 (a)	104,000	104,057
Post Holdings, Inc.
5.63%, 01/15/28 (a)	142,000	146,633
4.63%, 04/15/30 (a)	77,000	75,636
Safeway Inc.
5.88%, 02/15/28 (a)	157,000	161,954
Sigma Holdco B.V.
7.88%, 05/15/26 (a)	181,000	180,075
Spectrum Brands, Inc.
5.75%, 07/15/25	49,000	50,268
Verscend Holding Corp.
9.75%, 08/15/26 (a)	147,000	158,378
		2,688,368
Information Technology 3.5%
ams AG
7.00%, 07/31/25 (a)	80,000	79,800
Banff Merger Sub Inc.
9.75%, 09/01/26 (a)	51,000	51,376
Boxer Parent Company Inc.
7.13%, 10/02/25 (a)	46,000	48,252
CommScope Holding Company, Inc.
6.00%, 06/15/25 (a)	34,000	32,801
Commscope, Inc.
7.13%, 07/01/28 (a)	135,000	134,933
Dell Inc.
6.50%, 04/15/38	51,000	54,774
Entegris, Inc.
4.38%, 04/15/28 (a)	82,000	83,584
Gartner, Inc.
4.50%, 07/01/28 (a)	39,000	39,395
Microchip Technology Incorporated
4.25%, 09/01/25 (a)	49,000	49,306
NCR Corporation
8.13%, 04/15/25 (a)	65,000	68,923
5.75%, 09/01/27 (a)	105,000	104,870
Open Text Corporation
3.88%, 02/15/28 (a)	112,000	107,829
4.13%, 02/15/30 (a)	145,000	142,372
Presidio Holdings, Inc.
4.88%, 02/01/27 (a)	68,000	66,438
8.25%, 02/01/28 (a)	72,000	72,121
Radiate HoldCo, LLC
6.63%, 02/15/25 (a)	165,000	165,043
SS&C Technologies, Inc.
5.50%, 09/30/27 (a)	126,000	128,913
ViaSat, Inc.
5.63%, 09/15/25 - 04/15/27 (a)	230,000	228,488
6.50%, 07/15/28 (a)	91,000	91,042
Western Digital Corporation
4.75%, 02/15/26 (b)	92,000	95,234
		1,845,494
Utilities 2.0%
Calpine Corporation
5.25%, 06/01/26 (a)	239,000	241,524
4.50%, 02/15/28 (a)	67,000	65,787
Pacific Gas And Electric Company
5.00%, 07/01/28	39,000	38,786
5.25%, 07/01/30	65,000	65,315
The AES Corporation
5.50%, 04/15/25	369,000	378,523
3.30%, 07/15/25 (a)	78,000	80,094
5.13%, 09/01/27	160,000	166,069
3.95%, 07/15/30 (a)	25,000	25,528
		1,061,626
Real Estate 1.2%
CSL Capital, LLC
6.00%, 04/15/23 (a)	60,000	58,725
Cushman & Wakefield PLC
6.75%, 05/15/28 (a)	93,000	97,502
ESH Hospitality, Inc.
5.25%, 05/01/25 (a)	156,000	150,917
MGM Growth Properties Operating Partnership LP
4.63%, 06/15/25 (a)	46,000	45,276
5.75%, 02/01/27	76,000	78,805
4.50%, 01/15/28	6,000	5,856
Uniti Group Inc.
7.88%, 02/15/25 (a)	55,000	55,855
VICI Properties Inc.
4.25%, 12/01/26 (a)	51,000	48,885
3.75%, 02/15/27 (a)	59,000	55,382
4.63%, 12/01/29 (a)	15,000	14,705
		611,908
Total Corporate Bonds And Notes (cost $49,056,418)		48,519,288
SENIOR FLOATING RATE INSTRUMENTS 3.5%
Consumer Discretionary 0.8%
Adient US LLC
USD Term Loan B16, 4.18%, (1M LIBOR + 4.00%), 05/03/24 (k)	55,639	53,298

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 36

PPMFunds

Schedules of Investments (Unaudited)

June 30, 2020

	Shares/Par[1]	Value ($)
USD Term Loan B11, 4.47%, (3M LIBOR + 4.00%), 05/03/24 (k)	18,797	18,006
Bass Pro Group, LLC
Term Loan B, 6.07%, (1M LIBOR + 5.00%), 11/15/23 (k)	171,992	165,051
Caesars Resort Collection, LLC
Term Loan, 0.00%, (3M LIBOR + 4.50%), 06/19/25 (k) (l)	50,000	46,907
Mileageplus
2018 1st Lien Term Loan, 0.00%, (3M LIBOR + 5.25%), 12/31/23 (k) (l)	49,200	48,810
Mohegan Tribal Gaming Authority
2018 1st Lien Term Loan, 5.38%, (3M LIBOR + 4.38%), 10/30/23 (k)	39,473	32,229
Panther BF Aggregator 2 LP
2017 Term Loan B, 3.68%, (1M LIBOR + 3.50%), 03/13/26 (k)	69,177	65,718
		430,019
Health Care 0.7%
Alphabet Holding Company, Inc.
USD 2nd Lien Term Loan, 3.68%, (1M LIBOR + 3.50%), 08/15/24 (k)	243,125	228,309
MPH Acquisition Holdings LLC
2018 1st Lien Term Loan, 3.75%, (3M LIBOR + 2.75%), 06/07/23 (k)	75,000	71,156
RegionalCare Hospital Partners Holdings, Inc.
2017 1st Lien Term Loan B, 3.93%, (1M LIBOR + 3.75%), 11/09/25 (k)	69,390	64,871
		364,336
Communication Services 0.5%
Frontier Communications Corporation
2019 Term Loan, 5.21%, (PRIME + 2.75%), 05/31/24 (k)	325	316
2019 Term Loan, 5.35%, (1M LIBOR + 3.75%), 05/31/24 (k)	97,169	94,444
iHeartCommunications, Inc.
2018 Term Loan B, 3.18%, (1M LIBOR + 3.00%), 05/01/26 (k)	52,735	48,472
Windstream Holdings Inc.
DIP Term Loan, 2.68%, (1M LIBOR + 2.50%), 03/08/21 (k)	77,000	75,556
Zayo Group Holdings, Inc.
USD Term Loan, 3.18%, (1M LIBOR + 3.00%), 02/20/27 (k)	67,830	64,230
		283,018
Information Technology 0.5%
Almonde, Inc.
2019 Term Loan B, 4.50%, (3M LIBOR + 3.50%), 04/26/24 (k)	8,897	7,756
USD 1st Lien Term Loan, 4.50%, (6M LIBOR + 3.50%), 04/26/24 (k)	47,840	41,708
USD 1st Lien Term Loan, 4.50%, (3M LIBOR + 3.50%), 04/26/24 (k)	9,776	8,523
Banff Merger Sub Inc
Term Loan B, 4.43%, (1M LIBOR + 4.25%), 06/30/25 (k)	79,196	74,741
Cornerstone OnDemand, Inc.
2020 Term Loan B, 5.35%, (3M LIBOR + 4.25%), 04/22/27 (k)	75,000	73,735
Verifone Systems, Inc.
2018 1st Lien Term Loan, 4.38%, (3M LIBOR + 4.00%), 08/09/25 (k)	63,445	52,683
		259,146
Financials 0.4%
Acrisure, LLC
USD Term Loan B3, 3.68%, (1M LIBOR + 3.50%), 01/30/27 (k)	97,506	91,899
UFC Holdings, LLC
2019 Term Loan, 4.25%, (6M LIBOR + 3.25%), 04/25/26 (k)	98,465	93,870
		185,769
Materials 0.3%
BWAY Holding Company
Term Loan B, 4.56%, (3M LIBOR + 3.25%), 04/03/24 (k)	89,650	80,274
Flex Acquisition Company, Inc.
2019 Term Loan B, 4.43%, (3M LIBOR + 3.00%), 12/15/23 (k)	55,956	53,348
Proampac PG Borrower LLC
2017 Repriced Term Loan, 4.50%, (1M LIBOR + 3.50%), 11/18/23 (k)	8,214	7,813
2017 Term Loan, 4.50%, (3M LIBOR + 3.50%), 11/18/23 (k)	14,030	13,346
2017 Repriced Term Loan, 5.75%, (3M LIBOR + 3.50%), 11/18/23 (k)	58	55
		154,836
Energy 0.2%
Chesapeake Energy Corporation
7 Year Term Loan, 0.00%, 06/09/24 (i) (j)	125,000	71,696
Lower Cadence Holdings LLC
2018 1st Lien Term Loan, 4.18%, (1M LIBOR + 4.00%), 05/10/26 (k)	64,317	56,920
		128,616
Industrials 0.1%
Dynasty Acquisition Co., Inc.
2020 Exit Term Loan A, 3.81%, (3M LIBOR + 3.50%), 04/06/26 (k)	44,538	37,913
2020 Incremental Term Loan, 3.81%, (3M LIBOR + 3.50%), 04/06/26 (k)	23,945	20,383
		58,296
Total Senior Floating Rate Instruments (cost $2,013,031)		1,864,036
INVESTMENT COMPANIES 1.8%
Eaton Vance Senior Floating-Rate Trust	3,750	42,450
SPDR Bloomberg Barclays High Yield Bond ETF	8,677	877,764
Total Investment Companies (cost $928,802)		920,214
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.1%
Alaska Airlines Pass Through Trust
Series 2020-A-1, 4.80%, 08/15/27 (m)	50,000	50,625
Total Non-U.S. Government Agency Asset-Backed Securities (cost $50,000)		50,625
COMMON STOCKS 0.1%
Energy 0.1%
MPLX LP	2,200	38,016
Communication Services 0.0%
Clear Channel Outdoor Holdings, Inc. (i)	8,143	8,469
iHeartMedia, Inc. - Class A (b) (i)	386	3,223
		11,692
Total Common Stocks (cost $121,632)		49,708
WARRANTS 0.1%
iHeartMedia, Inc. (i) (n)	2,897	21,771
Total Warrants (cost $53,585)		21,771
SHORT TERM INVESTMENTS 4.6%
Investment Companies 2.6%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.12% (o)	1,381,385	1,381,385
Securities Lending Collateral 2.0%
State Street Navigator Securities Lending Government Money Market Portfolio (o)	1,063,848	1,063,848
Total Short Term Investments (cost $2,445,233)		2,445,233
Total Investments 102.2% (cost $54,668,701)		53,870,875
Other Derivative Instruments 0.0%		469
Other Assets and Liabilities, Net (2.2)%		(1,149,187)
Total Net Assets 100.0%		52,722,157

(a) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. As of June 30, 2020, the value and the percentage of net assets of these liquid securities was $28,806,954 and 54.6% of the Fund.

(b) All or a portion of the security was on loan as of June 30, 2020.

(c) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(d) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(e) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2020.

(f) Perpetual security. Next contractual call date presented, if applicable.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 36

PPMFunds

Schedules of Investments (Unaudited)

June 30, 2020

(g) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(h) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(i) Non-income producing security.

(j) As of June 30, 2020, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(k) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(l) This senior floating rate interest will settle after June 30, 2020. If a reference rate and spread is presented, it will go into effect upon settlement.

(m) All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2020, the total payable for investments purchased on a delayed delivery basis was $50,000.

(n) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(o) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

PPM High Yield Core Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Nordic Aviation Capital DAC, 3.79%, 02/27/23	02/06/20	80,000	60,400	0.1
Nordic Aviation Capital DAC, 5.83%, 03/14/26	02/27/19	125,000	89,375	0.2
		205,000	149,775	0.3

PPM High Yield Core Fund – Unfunded Commitments

	Unfunded Commitment ($)	Appreciation/ (Depreciation) ($)

Intelsat Jackson Holdings S.A. – 2018 Term Loan B	9,398	123
	9,398	123

PPM High Yield Core Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Short Contracts
United States 10 Year Note	(2)	September 2020	(277,350)	313	(994)
United States 5 Year Note	(5)	October 2020	(627,310)	156	(1,401)
				469	(2,395)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 36

PPMFunds

Schedules of Investments (Unaudited)

June 30, 2020

	Shares/Par[1]	Value ($)
PPM Long Short Credit Fund
CORPORATE BONDS AND NOTES 79.2%
Financials 24.0%
Acrisure, LLC
7.00%, 11/15/25 (a)	80,000	76,422
AerCap Ireland Capital Designated Activity Company
4.50%, 09/15/23	150,000	150,127
6.50%, 07/15/25	40,000	41,861
Avolon Holdings Funding Limited
3.63%, 05/01/22 (a)	125,000	117,812
5.25%, 05/15/24 (a)	342,000	311,483
Bank of America Corporation
6.30%, (callable at 100 beginning 03/10/26) (b)	40,000	44,477
2.02%, (3M USD LIBOR + 1.00%), 04/24/23 (c)	166,000	166,966
4.00%, 01/22/25	209,000	230,252
4.25%, 10/22/26	105,000	120,296
3.59%, 07/21/28	41,000	46,077
4.27%, 07/23/29	170,000	200,123
2.68%, 06/19/41	81,000	82,833
4.33%, 03/15/50 (d)	1,199,000	1,535,290
Barclays PLC
1.70%, 05/12/22 (e)	200,000	203,590
Capital One Financial Corporation
3.75%, 03/09/27	40,000	44,113
CIT Group Inc.
3.93%, 06/19/24	202,000	197,400
Citigroup Inc.
5.00%, (callable at 100 beginning 09/12/24) (b)	52,000	48,811
1.95%, (3M USD LIBOR + 0.96%), 04/25/22 (c) (d)	249,000	250,267
4.45%, 09/29/27	41,000	46,749
3.89%, 01/10/28 (c)	67,000	75,386
4.13%, 07/25/28	10,000	11,305
3.52%, 10/27/28	91,000	100,830
Credit Suisse Group AG
7.50%, (callable at 100 beginning 07/17/23) (a) (b)	200,000	206,107
6.50%, 08/08/23 (a)	175,000	190,964
Diamond Finance International Limited
8.35%, 07/15/46 (a)	99,000	129,033
Ford Motor Credit Company LLC
4.53%, (3M USD LIBOR + 3.14%), 01/07/22 (c)	250,000	242,421
General Motors Financial Company, Inc.
5.20%, 03/20/23	60,000	64,119
Glencore Funding LLC
4.88%, 03/12/29 (a)	125,000	140,058
HSBC Holdings PLC
1.39%, (3M USD LIBOR + 1.00%), 05/18/24 (c)	150,000	149,402
Icahn Enterprises L.P.
4.75%, 09/15/24	37,000	34,977
6.25%, 05/15/26	52,000	51,991
Intercontinental Exchange, Inc.
2.10%, 06/15/30	92,000	93,792
3.00%, 06/15/50	72,000	74,267
JPMorgan Chase & Co.
4.49%, (callable at 100 beginning 11/01/20) (b)	150,000	141,052
4.60%, (callable at 100 beginning 02/01/25) (b)	132,000	117,645
5.00%, (callable at 100 beginning 08/01/24) (b)	70,000	67,497
3.54%, 05/01/28	9,000	10,055
3.51%, 01/23/29	66,000	74,687
2.74%, 10/15/30	116,000	124,362
2.96%, 05/13/31	77,000	81,601
Lloyds Banking Group PLC
3.87%, 07/09/25 (d) (e)	200,000	217,482
Markel Corporation
6.00%, (callable at 100 beginning 06/01/25) (b)	78,000	79,296
Metropolitan Life Global Funding I
3.60%, 01/11/24 (a)	160,000	175,215
Morgan Stanley
5.55%, (callable at 100 beginning 07/15/20) (b)	60,000	55,010
2.03%, (3M USD LIBOR + 0.93%), 07/22/22 (c)	125,000	125,766
4.10%, 05/22/23	225,000	242,213
3.62%, 04/01/31	143,000	163,646
NatWest Markets PLC
2.38%, 05/21/23 (a)	200,000	204,484
Nordic Aviation Capital DAC
5.58%, 03/14/24 (f) (g)	135,000	101,925
Rassman, Joel H.
3.80%, 11/01/29	138,000	138,746
Santander Holdings USA, Inc.
3.45%, 06/02/25	99,000	103,178
Springleaf Finance Corporation
5.38%, 11/15/29	34,000	31,961
The Goldman Sachs Group, Inc.
3.50%, 04/01/25	57,000	62,509
3.80%, 03/15/30	176,000	200,739
The Guardian Life Insurance Company of America
3.70%, 01/22/70 (a)	46,000	47,371
The Royal Bank of Scotland Group Public Limited Company
3.07%, 05/22/28 (e)	200,000	209,968
The Travelers Companies, Inc.
2.55%, 04/27/50	19,000	18,681
Truist Financial Corporation
4.95%, (callable at 100 beginning 09/01/25) (b)	75,000	76,875
U.S. Bancorp
3.00%, 07/30/29	30,000	32,668
UBS AG
1.75%, 04/21/22 (a)	200,000	203,729
USA Compression Finance Corp.
6.88%, 09/01/27	67,000	63,659
Wells Fargo & Company
2.41%, 10/30/25	189,000	196,720
3.20%, 06/17/27	25,000	27,097
3.58%, 05/22/28 (c)	26,000	28,868
2.88%, 10/30/30	124,000	132,461
Wells Fargo Bank, National Association
2.08%, 09/09/22 (d)	750,000	762,017
		9,798,784
Communication Services 12.1%
AT&T Inc.
1.50%, (3M USD LIBOR + 1.18%), 06/12/24 (c)	350,000	350,693
2.30%, 06/01/27	100,000	103,716
5.25%, 03/01/37	64,000	79,440
4.90%, 08/15/37	16,000	19,147
3.50%, 06/01/41	80,000	84,328
Booking Holdings Inc.
4.10%, 04/13/25	88,000	98,817
4.63%, 04/13/30	90,000	106,013
CB Escrow Corp.
8.00%, 10/15/25 (a)	95,000	98,865
CCO Holdings, LLC
4.75%, 03/01/30 (a)	84,000	86,046
CenturyLink, Inc.
4.00%, 02/15/27 (a)	47,000	45,649
Charter Communications Operating, LLC
4.91%, 07/23/25	250,000	286,332
6.83%, 10/23/55	40,000	53,692
Comcast Corporation
4.60%, 10/15/38	32,000	40,741
3.75%, 04/01/40	25,000	29,363
4.70%, 10/15/48	55,000	73,329
Connect Finco SARL
6.75%, 10/01/26 (a)	50,000	47,241
DISH DBS Corporation
7.75%, 07/01/26	66,000	69,951
Hughes Satellite Systems Corporation
5.25%, 08/01/26	83,000	85,839
iHeartCommunications, Inc.
6.38%, 05/01/26	14,918	14,861
8.38%, 05/01/27	27,038	24,803
5.25%, 08/15/27 (a)	25,000	23,946
4.75%, 01/15/28 (a)	24,000	22,177
Live Nation Entertainment, Inc.
6.50%, 05/15/27 (a)	43,000	44,298
Sirius XM Radio Inc.
5.50%, 07/01/29 (a)	46,000	48,623

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 36

PPMFunds

Schedules of Investments (Unaudited)

June 30, 2020

	Shares/Par[1]	Value ($)
Sprint Corporation
7.13%, 06/15/24	58,000	65,411
Sprint Spectrum Co LLC
3.36%, 09/20/21 (a)	62,500	63,300
TEGNA Inc.
5.00%, 09/15/29 (a)	64,000	59,933
Telesat Canada
6.50%, 10/15/27 (a)	40,000	39,400
The Walt Disney Company
0.60%, (3M USD LIBOR + 0.25%), 09/01/21 (c) (d)	500,000	499,510
2.65%, 01/13/31	97,000	103,020
T-Mobile USA, Inc.
3.50%, 04/15/25 (a)	45,000	49,080
1.50%, 02/15/26 (a)	103,000	102,994
Verizon Communications Inc.
3.00%, 03/22/27	24,000	26,592
4.02%, 12/03/29 (d)	1,510,000	1,805,936
3.15%, 03/22/30	62,500	70,462
Vodafone Group Public Limited Company
5.00%, 05/30/38	90,000	112,793
		4,936,341
Energy 11.9%
Aker BP ASA
3.75%, 01/15/30 (a)	210,000	199,130
Baker Hughes Holdings LLC
4.49%, 05/01/30	77,000	88,512
Callon Petroleum Company
6.38%, 07/01/26	125,000	42,456
Canadian Natural Resources Limited
2.05%, 07/15/25	81,000	81,144
Cheniere Corpus Christi Holdings, LLC
5.88%, 03/31/25	41,000	46,018
Cheniere Energy Partners, L.P.
4.50%, 10/01/29	110,000	107,250
Chevron Corporation
2.00%, 05/11/27	97,000	101,416
Denbury Resources Inc.
9.25%, 03/31/22 (a) (d)	14,000	5,463
7.75%, 02/15/24 (a)	80,000	30,211
Diamondback Energy, Inc.
4.75%, 05/31/25	33,000	35,286
Endeavor Energy Resources, L.P.
6.63%, 07/15/25 (a)	4,000	4,031
5.75%, 01/30/28 (a)	69,000	66,473
Energy Transfer LP
6.75%, (callable at 100 beginning 05/15/25) (b)	83,000	70,493
7.13%, (callable at 100 beginning 05/15/30) (b)	96,000	82,368
4.25%, 03/15/23	192,000	202,614
3.75%, 05/15/30	57,000	56,434
5.80%, 06/15/38	95,000	96,724
Energy Transfer Operating, L.P.
6.25%, 04/15/49	40,000	42,622
Enlink Midstream, LLC
4.15%, 06/01/25	69,000	53,011
Enterprise Products Operating LLC
3.35%, 03/15/23	43,000	45,547
3.13%, 07/31/29	123,000	131,758
4.20%, 01/31/50	84,000	93,702
EQM Midstream Partners, LP
4.13%, 12/01/26	108,000	98,820
Everest Acquisition, LLC
0.00%, 11/29/24 (a) (d) (h) (i)	85,000	1,476
0.00%, 05/15/26 (a) (h) (i)	35,000	8,115
Exxon Mobil Corporation
3.48%, 03/19/30	141,000	160,726
Marathon Petroleum Corporation
4.50%, 05/01/23	96,000	103,524
MEG Energy Corp.
7.13%, 02/01/27 (a)	17,000	14,122
MPLX LP
1.21%, (3M USD LIBOR + 0.90%), 09/09/21 (c) (d)	500,000	494,933
4.00%, 03/15/28	97,000	102,199
5.20%, 12/01/47	44,000	45,455
Murphy Oil Corporation
5.88%, 12/01/27	44,000	39,087
National Oilwell Varco, Inc.
3.60%, 12/01/29	100,000	97,384
NGPL PipeCo LLC
4.88%, 08/15/27 (a)	23,000	25,797
Occidental Petroleum Corporation
1.68%, (3M USD LIBOR + 1.25%), 08/13/21 (c) (d)	300,000	286,304
3.50%, 08/15/29	103,000	75,355
4.30%, 08/15/39	19,000	13,104
4.40%, 08/15/49	21,000	14,386
Parsley Energy, LLC
5.38%, 01/15/25 (a)	91,000	88,698
Patterson-UTI Energy, Inc.
5.15%, 11/15/29	130,000	97,068
Phillips 66
3.70%, 04/06/23	90,000	96,408
3.85%, 04/09/25	90,000	99,922
Sabine Pass Liquefaction, LLC
5.63%, 03/01/25	88,000	100,426
4.20%, 03/15/28	165,000	176,994
4.50%, 05/15/30 (a) (e)	60,000	66,299
SM Energy Company
1.50%, 07/01/21 (e)	48,000	44,021
Southwestern Energy Company
7.75%, 10/01/27 (d)	500,000	437,185
Summit Midstream Partners, LP
9.50%, (callable at 104 beginning 12/15/22) (b)	125,000	16,244
Targa Resource Corporation
5.50%, 03/01/30 (a)	108,000	103,951
Transocean Pontus Limited
6.13%, 08/01/25 (a) (d)	16,700	15,319
Transocean Poseidon Limited
6.88%, 02/01/27 (a)	49,000	43,261
Transocean Proteus Limited
6.25%, 12/01/24 (a)	144,950	133,214
WPX Energy, Inc.
5.88%, 06/15/28	44,000	42,137
4.50%, 01/15/30	43,000	37,972
		4,862,569
Health Care 7.9%
AbbVie Inc.
3.25%, 10/01/22 (a)	233,000	243,969
2.95%, 11/21/26 (a)	121,000	131,445
Amgen Inc.
2.20%, 02/21/27	96,000	100,890
2.45%, 02/21/30	39,000	41,196
2.30%, 02/25/31	43,000	44,648
3.15%, 02/21/40	131,000	139,947
Ascension Health
2.53%, 11/15/29	20,000	21,449
Bausch Health Companies Inc.
8.50%, 01/31/27 (a)	63,000	67,136
5.75%, 08/15/27 (a)	82,000	86,872
7.00%, 01/15/28 (a)	24,000	24,748
5.00%, 01/30/28 (a)	32,000	30,153
6.25%, 02/15/29 (a)	58,000	58,324
Baxter International Inc.
3.75%, 10/01/25 (a)	35,000	39,899
3.95%, 04/01/30 (a)	11,000	13,041
Becton, Dickinson and Company
1.18%, (3M USD LIBOR + 0.88%), 12/29/20 (c) (d)	300,000	300,003
Bristol-Myers Squibb Company
3.40%, 07/26/29 (a)	218,000	251,617
4.13%, 06/15/39 (a)	55,000	69,904
Centene Corporation
5.25%, 04/01/25 (a)	61,000	62,812
5.38%, 08/15/26 (a)	64,000	66,573
4.25%, 12/15/27	28,000	28,893
4.63%, 12/15/29	123,000	129,765
3.38%, 02/15/30	57,000	57,553
Centene Escrow I Corporation
5.38%, 06/01/26 (a)	65,000	67,646

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 36

PPMFunds

Schedules of Investments (Unaudited)

June 30, 2020

	Shares/Par[1]	Value ($)
Cigna Holding Company
3.40%, 03/01/27 (a)	50,000	55,150
4.38%, 10/15/28	120,000	141,993
2.40%, 03/15/30	45,000	46,722
3.20%, 03/15/40	36,000	38,136
Community Health Systems, Inc.
8.63%, 01/15/24 (a)	50,000	48,925
8.00%, 03/15/26 (a)	85,000	80,358
CVS Health Corporation
4.78%, 03/25/38	62,000	76,816
5.05%, 03/25/48	109,000	142,207
Jaguar Holding Company II
4.63%, 06/15/25 (a)	12,000	12,201
5.00%, 06/15/28 (a)	12,000	12,284
Molina Healthcare, Inc.
4.38%, 06/15/28 (a)	12,000	12,033
Par Pharmaceutical, Inc.
7.50%, 04/01/27 (a) (d)	89,000	91,257
Providence St. Joseph Health
2.53%, 10/01/29	62,000	64,541
Tenet Healthcare Corporation
4.88%, 01/01/26 (a)	130,000	127,380
Upjohn Inc.
2.30%, 06/22/27 (a)	22,000	22,710
3.85%, 06/22/40 (a)	89,000	95,461
4.00%, 06/22/50 (a)	64,000	68,440
		3,215,097
Consumer Discretionary 4.6%
Adient US LLC
9.00%, 04/15/25 (a)	27,000	29,096
7.00%, 05/15/26 (a)	13,000	13,444
Amazon.com, Inc.
2.50%, 06/03/50	37,000	37,508
Aramark Services, Inc.
6.38%, 05/01/25 (a)	35,000	36,139
Carnival Corporation
11.50%, 04/01/23 (a)	87,000	94,139
Cedar Fair, L.P.
5.50%, 05/01/25 (a)	60,000	60,260
Colt Merger Sub, Inc.
5.75%, 07/01/25 (a)	35,000	35,198
Delta Air Lines, Inc.
7.00%, 05/01/25 (a)	94,000	97,055
Eldorado Resorts, Inc.
8.13%, 07/01/27 (a)	61,000	59,322
Fiat Chrysler Automobiles N.V.
5.25%, 04/15/23	103,000	106,453
Ford Motor Company
9.63%, 04/22/30	24,000	28,449
General Motors Company
6.13%, 10/01/25	37,000	41,572
6.80%, 10/01/27	27,000	31,394
GLP Financing, LLC
5.75%, 06/01/28	14,000	15,441
5.30%, 01/15/29	110,000	119,065
Hanesbrands Inc.
5.38%, 05/15/25 (a)	48,000	48,571
Hilton Domestic Operating Company Inc.
5.38%, 05/01/25 (a)	24,000	24,000
5.75%, 05/01/28 (a)	24,000	24,323
Hyatt Hotels Corporation
5.38%, 04/23/25 (j)	32,000	33,857
KB Home
7.63%, 05/15/23	67,000	73,021
M.D.C. Holdings, Inc.
6.00%, 01/15/43	14,000	14,739
Macy's, Inc.
8.38%, 06/15/25 (a)	45,000	44,808
Marriott International, Inc.
5.75%, 05/01/25 (j)	83,000	90,343
NCL Corporation Ltd.
3.63%, 12/15/24 (a)	75,000	45,873
Newell Brands Inc.
4.88%, 06/01/25	33,000	34,538
NIKE, Inc.
3.25%, 03/27/40	51,000	57,085
Northwestern University
2.64%, 12/01/50	28,000	29,181
NVR, Inc.
3.00%, 05/15/30	97,000	101,405
Ross Stores, Inc.
4.60%, 04/15/25	119,000	136,729
Royal Caribbean Cruises Ltd.
11.50%, 06/01/25 (a)	16,000	16,680
Scientific Games International, Inc.
7.25%, 11/15/29 (a)	70,000	56,166
Starbucks Corporation
2.25%, 03/12/30	107,000	111,213
The Home Depot, Inc.
3.35%, 04/15/50	51,000	58,636
VOC Escrow Ltd.
5.00%, 02/15/28 (a)	70,000	52,712
		1,858,415
Consumer Staples 4.5%
Altria Group, Inc.
2.35%, 05/06/25	61,000	64,160
3.40%, 05/06/30	39,000	41,979
Anheuser-Busch Companies, LLC
3.65%, 02/01/26	71,000	79,628
4.90%, 02/01/46	102,000	123,722
Archer-Daniels-Midland Company
2.75%, 03/27/25	13,000	14,114
3.25%, 03/27/30	48,000	54,368
BAT Capital Corp.
4.91%, 04/02/30	107,000	125,480
4.39%, 08/15/37	50,000	54,512
Cargill, Incorporated
2.13%, 04/23/30 (a)	25,000	26,199
Energizer Holdings, Inc.
6.38%, 07/15/26 (a)	35,000	36,200
JBS USA Finance, Inc.
6.75%, 02/15/28 (a)	100,000	105,806
JBS USA Food Company
5.88%, 07/15/24 (a)	15,000	15,202
6.50%, 04/15/29 (a)	74,000	78,486
Kraft Heinz Foods Company
4.25%, 03/01/31 (a)	69,000	73,018
Mars, Incorporated
3.95%, 04/01/49 (a)	117,000	145,918
Matterhorn Merger Sub, LLC
8.50%, 06/01/26 (a)	100,000	93,693
PepsiCo, Inc.
3.63%, 03/19/50	80,000	96,977
Post Holdings, Inc.
5.63%, 01/15/28 (a)	82,000	84,675
Reynolds American Inc.
4.45%, 06/12/25	119,000	133,923
Safeway Inc.
3.50%, 02/15/23 (a)	67,000	67,844
Spectrum Brands, Inc.
5.00%, 10/01/29 (a)	63,000	62,217
Sysco Corporation
5.65%, 04/01/25 (j)	33,000	38,632
5.95%, 04/01/30 (j)	23,000	28,885
The Procter & Gamble Company
3.60%, 03/25/50	23,000	28,831
Walmart Inc.
2.85%, 07/08/24	75,000	81,266
2.95%, 09/24/49	56,000	63,198
		1,818,933
Materials 4.0%
Anglo American Capital PLC
5.38%, 04/01/25 (a)	200,000	226,046
4.88%, 05/14/25 (a)	121,000	134,609
4.75%, 04/10/27 (a)	135,000	150,225
ARD Finance S.A.
6.50%, 06/30/27 (a) (k)	130,000	128,730

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 36

PPMFunds

Schedules of Investments (Unaudited)

June 30, 2020

	Shares/Par[1]	Value ($)
CEMEX S.A.B. de C.V.
5.45%, 11/19/29 (a)	150,000	138,729
CF Industries, Inc.
4.50%, 12/01/26 (a)	287,000	315,982
Ecolab Inc.
4.80%, 03/24/30	27,000	34,212
FMG Resources (August 2006) Pty Ltd
4.75%, 05/15/22 (a)	105,000	106,947
Freeport-McMoRan Inc.
5.00%, 09/01/27	47,000	47,274
5.40%, 11/14/34	60,000	60,526
FXI Holdings, Inc.
7.88%, 11/01/24 (a)	74,000	64,417
NOVA Chemicals Corporation
4.88%, 06/01/24 (a)	175,000	162,837
Teck Resources Limited
3.90%, 07/15/30 (a)	76,000	75,737
		1,646,271
Utilities 3.8%
Ameren Illinois Company
4.50%, 03/15/49	104,000	135,953
Consolidated Edison Company of New York, Inc.
3.95%, 04/01/50	40,000	48,135
DPL Inc.
4.13%, 07/01/25 (a)	98,000	98,040
Edison International
4.95%, 04/15/25	15,000	16,513
Exelon Corporation
5.10%, 06/15/45	112,000	144,901
Nevada Power Company
3.70%, 05/01/29	119,000	138,455
Pacific Gas And Electric Company
1.75%, 06/16/22	202,000	202,312
2.10%, 08/01/27	51,000	50,369
5.00%, 07/01/28	20,000	19,890
Sempra Energy
1.72%, (3M USD LIBOR + 0.50%), 01/15/21 (c)	333,000	333,122
Southern California Edison Company
4.13%, 03/01/48	46,000	53,705
3.65%, 02/01/50	50,000	55,146
The AES Corporation
3.30%, 07/15/25 (a)	96,000	98,578
The Narragansett Electric Company
3.40%, 04/09/30 (a)	26,000	29,281
Vistra Operations Company LLC
3.55%, 07/15/24 (a) (d)	69,000	71,369
4.30%, 07/15/29 (a)	60,000	63,053
		1,558,822
Industrials 3.7%
Ashtead Capital, Inc.
5.25%, 08/01/26 (a)	124,000	130,151
Foxtrot Escrow Issuer LLC
12.25%, 11/15/26 (a)	74,000	71,812
General Dynamics Corporation
4.25%, 04/01/40	70,000	87,103
General Electric Company
5.00%, (callable at 100 beginning 01/21/21) (b) (d)	379,000	297,553
3.45%, 05/01/27	22,000	22,561
3.63%, 05/01/30	52,000	52,195
Hillenbrand, Inc.
4.50%, 09/15/26 (j)	18,000	18,078
Howmet Aerospace Inc.
6.88%, 05/01/25	25,000	27,156
IDEX Corporation
3.00%, 05/01/30	49,000	50,639
Lockheed Martin Corporation
1.85%, 06/15/30	25,000	25,627
2.80%, 06/15/50	24,000	25,302
Northrop Grumman Corporation
4.40%, 05/01/30	33,000	39,951
Reynolds Group Holdings Inc.
4.72%, (3M USD LIBOR + 3.50%), 07/15/21 (a) (c)	161,000	159,884
United Rentals (North America), Inc.
3.88%, 11/15/27	51,000	50,839
WESCO Distribution, Inc.
7.13%, 06/15/25 (a)	52,000	54,831
7.25%, 06/15/28 (a)	30,000	31,620
Westinghouse Air Brake Technologies Corporation
1.61%, (3M USD LIBOR + 1.30%), 09/15/21 (c) (d)	375,000	374,512
		1,519,814
Information Technology 2.1%
Broadcom Corporation
3.88%, 01/15/27	100,000	108,161
Broadcom Inc.
4.25%, 04/15/26 (a)	75,000	83,496
Dell International L.L.C.
5.85%, 07/15/25 (a)	48,000	55,137
4.90%, 10/01/26 (a) (j)	30,000	33,037
Equifax Inc.
2.60%, 12/01/24 - 12/15/25	93,000	98,495
Hewlett Packard Enterprise Company
4.45%, 10/02/23	91,000	99,455
Microsoft Corporation
3.95%, 08/08/56	42,000	54,318
2.68%, 06/01/60	8,000	8,345
NXP B.V.
4.13%, 06/01/21 (a)	200,000	205,306
Radiate HoldCo, LLC
6.88%, 02/15/23 (a)	85,000	86,288
		832,038
Real Estate 0.6%
Boston Properties Limited Partnership
2.90%, 03/15/30	110,000	114,966
Simon Property Group, L.P.
2.45%, 09/13/29	75,000	74,412
VICI Properties Inc.
4.25%, 12/01/26 (a)	65,000	62,304
		251,682
Total Corporate Bonds And Notes (cost $31,214,155)		32,298,766
SENIOR FLOATING RATE INSTRUMENTS 16.7%
Consumer Discretionary 5.0%
1011778 B.C. Unlimited Liability Company
USD Term Loan N, 1.93%, (1M LIBOR + 1.75%), 11/14/26 (c)	203,109	192,141
Adient US LLC
USD Term Loan B16, 4.18%, (1M LIBOR + 4.00%), 05/03/24 (c)	55,639	53,298
USD Term Loan B11, 4.47%, (3M LIBOR + 4.00%), 05/03/24 (c)	18,797	18,006
American Axle and Manufacturing, Inc.
Term Loan Y, 3.00%, (1M LIBOR + 2.25%), 03/10/24 (c)	145,834	138,177
Aramark Services, Inc.
2018 Term Loan B3, 1.93%, (1M LIBOR + 1.75%), 03/01/25 (c)	187,000	176,247
Caesars Entertainment Operating Company
Exit Term Loan, 2.18%, (1M LIBOR + 2.00%), 04/03/24 (c)	182,789	181,818
Caesars Resort Collection, LLC
Term Loan B, 2.93%, (1M LIBOR + 2.75%), 12/23/24 (c)	76,095	67,463
Term Loan, 0.00%, (3M LIBOR + 4.50%), 06/19/25 (c) (l)	118,000	110,699
CityCenter Holdings, LLC
2020 USD Term Loan B, 3.00%, (1M LIBOR + 2.25%), 04/14/24 (c)	96,727	87,755
Four Seasons Hotels Limited
2019 Term Loan, 2.18%, (1M LIBOR + 2.00%), 11/30/23 (c)	122,462	115,727
Golden Nugget, Inc.
2018 USD Term Loan, 3.25%, (1M LIBOR + 2.50%), 09/07/23 - 10/04/23 (c)	191,814	151,533
Marriott Ownership Resorts, Inc.
2018 1st Lien Term Loan, 1.93%, (1M LIBOR + 1.75%), 08/29/25 (c)	244,163	228,598

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 36

PPMFunds

Schedules of Investments (Unaudited)

June 30, 2020

	Shares/Par[1]	Value ($)
Mileageplus
2018 1st Lien Term Loan, 0.00%, (3M LIBOR + 5.25%), 12/31/23 (c) (l)	122,900	121,927
Mohegan Tribal Gaming Authority
2018 1st Lien Term Loan, 5.38%, (3M LIBOR + 4.38%), 10/30/23 (c)	131,005	106,965
Numericable Group SA
2017 Term Loan B, 2.92%, (1M LIBOR + 2.75%), 07/31/25 (c)	194,452	183,750
PCI Gaming Authority
2017 Term Loan B, 2.68%, (1M LIBOR + 2.50%), 05/15/26 (c)	125,393	119,124
		2,053,228
Communication Services 3.9%
Ancestry.com Operations Inc.
Term Loan B4, 5.25%, (1M LIBOR + 4.25%), 08/15/26 (c)	112,512	106,465
CenturyLink, Inc.
Reprice Term Loan, 2.43%, (1M LIBOR + 2.25%), 03/15/27 (c)	134,325	126,341
CSC Holdings, LLC
2020 Term Loan B, 2.43%, (1M LIBOR + 2.25%), 07/15/25 (c)	157,165	148,324
Diamond Sports Group, LLC
2020 Term Loan, 3.43%, (3M LIBOR + 3.25%), 08/24/26 (c)	89,325	72,465
Frontier Communications Corporation
2019 Term Loan, 5.21%, (PRIME + 2.75%), 05/31/24 (c)	407	395
2019 Term Loan, 5.35%, (1M LIBOR + 3.75%), 05/31/24 (c)	121,760	118,346
Level 3 Financing Inc.
2018 Incremental Term Loan, 1.93%, (1M LIBOR + 1.75%), 03/01/27 (c)	168,664	159,207
Nexstar Broadcasting, Inc.
2017 Term Loan B3, 2.92%, (1M LIBOR + 2.75%), 07/15/26 (c)	239,342	227,161
Terrier Media Buyer, Inc.
Term Loan B, 4.43%, (1M LIBOR + 4.25%), 10/04/26 (c)	38,805	36,930
T-Mobile USA, Inc.
2020 Term Loan, 3.18%, (1M LIBOR + 3.00%), 04/01/27 (c)	62,500	62,365
Univision Communications Inc.
Term Loan C5, 2.93%, (1M LIBOR + 2.75%), 03/15/24 (c)	112,851	104,105
Virgin Media Bristol LLC
USD Term Loan N, 2.68%, (1M LIBOR + 2.50%), 10/03/27 (c)	150,000	142,912
Windstream Services, LLC
Repriced Term Loan B6, 8.25%, (PRIME + 5.00%), 03/29/21 (c)	149,237	89,840
Zayo Group Holdings, Inc.
USD Term Loan, 3.18%, (1M LIBOR + 3.00%), 02/20/27 (c)	222,063	210,275
		1,605,131
Materials 2.5%
Berry Global, Inc.
Term Loan B, 2.18%, (1M LIBOR + 2.00%), 07/01/26 (c)	194,906	185,892
BWAY Holding Company
Term Loan B, 4.56%, (3M LIBOR + 3.25%), 04/03/24 (c)	285,050	255,239
Diamond (BC) B.V.
USD Term Loan , 3.76%, (3M LIBOR + 3.00%), 07/24/24 (c)	166,583	152,702
Flex Acquisition Company, Inc.
2019 Term Loan B, 4.43%, (3M LIBOR + 3.00%), 12/15/23 (c)	69,269	66,041
Hexion Inc
2018 Term Loan B, 4.93%, (3M LIBOR + 3.50%), 06/27/26 (c)	120,936	117,610
Klockner-Pentaplast of America, Inc.
2018 Term Loan B, 5.25%, (3M LIBOR + 4.25%), 06/30/22 (c)	147,355	137,566
Messer Industries GmbH
2018 1st Lien Term Loan, 2.81%, (3M LIBOR + 2.50%), 10/10/25 (c)	119,488	113,662
		1,028,712
Health Care 1.4%
Air Methods Corporation
USD Term Loan, 4.50%, (3M LIBOR + 3.50%), 04/12/24 (c)	88,770	72,773
Alphabet Holding Company, Inc.
USD 2nd Lien Term Loan, 3.68%, (1M LIBOR + 3.50%), 08/15/24 (c)	88,186	82,812
Endo Luxembourg Finance Company I S.a r.l.
2019 Term Loan B2, 5.00%, (1M LIBOR + 4.25%), 04/12/24 (c)	132,273	124,667
Phoenix Guarantor Inc
2017 Term Loan B, 3.43%, (1M LIBOR + 3.25%), 03/05/26 (c)	165,004	158,404
RegionalCare Hospital Partners Holdings, Inc.
2017 1st Lien Term Loan B, 3.93%, (1M LIBOR + 3.75%), 11/09/25 (c)	130,936	122,408
		561,064
Energy 1.3%
Buckeye Partners, L.P.
Term Loan B, 2.92%, (1M LIBOR + 2.75%), 10/10/26 (c)	250,000	239,125
California Resources Corporation
Term Loan, 5.75%, (3M LIBOR + 4.75%), 11/08/22 (c)	125,000	42,656
Lower Cadence Holdings LLC
2018 1st Lien Term Loan, 4.18%, (1M LIBOR + 4.00%), 05/10/26 (c)	192,740	170,575
Traverse Midstream Partners LLC
2017 Term Loan, 5.00%, (1M LIBOR + 4.00%), 09/22/24 (c)	98,250	81,425
		533,781
Utilities 0.7%
Calpine Corporation
Term Loan, 2.43%, (1M LIBOR + 2.25%), 05/23/22 (c)	195,876	188,721
Pacific Gas And Electric Company
2017 Term Loan B, 2.44%, (1M LIBOR + 2.25%), 12/31/20 (c)	100,000	99,500
		288,221
Industrials 0.7%
Genesee & Wyoming Inc.
2018 USD Term Loan B2, 2.31%, (3M LIBOR + 2.00%), 10/29/26 (c)	75,810	72,819
Tempo Acquisition LLC
Term Loan, 2.93%, (1M LIBOR + 2.75%), 04/20/24 (c)	225,354	213,522
		286,341
Consumer Staples 0.6%
BJ's Wholesale Club, Inc.
Term Loan B, 2.43%, (1M LIBOR + 2.25%), 01/26/24 (c)	99,878	96,453
JBS USA Lux S.A.
2018 Term Loan B, 3.07%, (3M LIBOR + 2.00%), 04/27/26 (c)	145,528	138,676
		235,129
Information Technology 0.4%
Radiate Holdco, LLC
2017 Incremental Term Loan B, 3.75%, (1M LIBOR + 3.00%), 12/09/23 (c)	151,862	144,649
Financials 0.2%
BCP Renaissance Parent LLC
Term Loan B, 4.50%, (3M LIBOR + 3.50%), 09/20/24 (c)	100,062	83,338
Total Senior Floating Rate Instruments (cost $7,374,242)		6,819,594
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 9.1%
Alaska Airlines Pass Through Trust
Series 2020-A-1, 4.80%, 08/15/27 (m)	62,000	62,775
American Airlines, Inc.
Series 2013-B-2, 5.60%, 07/15/20	43,548	43,156

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 36

PPMFunds

Schedules of Investments (Unaudited)

June 30, 2020

	Shares/Par[1]	Value ($)
AmeriCredit Automobile Receivables Trust
Series 2018-A3-1, 3.07%, 01/19/21 (d)	444,080	448,403
Ascentium Equipment Receivables Trust
Series 2017-A3-2A, 2.31%, 12/10/21	44,435	44,644
BX Commercial Mortgage Trust
Series 2018-A-IND, 0.93%, (1M USD LIBOR + 0.75%), 10/15/20 (c) (d)	401,157	397,854
Series 2020-A-BXLP, REMIC, 0.98%, (1M USD LIBOR + 0.80%), 12/15/21 (c) (d)	800,000	794,243
Capital One Prime Auto Receivables Trust
Series 2020-A2-1, 1.64%, 06/15/23	186,000	186,366
CCG Receivables Trust
Series 2018-A2-1, 2.50%, 02/14/21	21,016	21,095
CIG Auto Receivables Trust
Series 2017-A-1A, 2.71%, 05/15/23	3,230	3,192
DLL LLC
Series 2018-A3-ST2, 3.46%, 04/20/21	71,678	72,383
Series 2019-A2-MT3, 2.13%, 01/20/22	250,000	251,525
GLS Auto Receivables Trust
Series 2019-A-1A, 3.37%, 03/15/21	41,735	42,092
Series 2018-A-3A, 3.35%, 08/15/22	11,997	12,047
GreatAmerica Financial Services Corporation
Series 2019-A2-1, 2.97%, 09/15/20	57,863	57,940
GS Mortgage Securities Corp Trust
Series 2017-B-SLP, REMIC, 3.77%, 10/12/22	175,000	174,866
HPEFS Equipment Trust
Series 2019-A2-1A, 2.19%, 09/20/29	88,409	88,523
John Deere Owner Trust
Series 2019-A2-B, 2.28%, 04/15/21 (d)	256,065	257,653
Prestige Auto Receivables Trust
Series 2019-A2-1A, 2.44%, 12/15/20 (d)	359,757	360,309
Verizon Owner Trust
Series 2018-A1A-1A, 2.82%, 03/22/21 (d)	350,677	353,744
Volvo Financial Equipment LLC
Series 2019-A2-1A, 2.90%, 10/15/20	48,097	48,244
Total Non-U.S. Government Agency Asset-Backed Securities (cost $3,719,548)		3,721,054
INVESTMENT COMPANIES 2.3%
Kayne Anderson MLP Investment Co.	2,582	13,633
SPDR Bloomberg Barclays High Yield Bond ETF (d)	9,300	940,787
Total Investment Companies (cost $1,040,179)		954,420
GOVERNMENT AND AGENCY OBLIGATIONS 0.8%
Sovereign 0.6%
Abu Dhabi, Government of
3.13%, 04/16/30 (a)	200,000	220,139
Municipal 0.2%
Dormitory Authority State of New York
3.19%, 02/15/43	80,000	87,058
Total Government And Agency Obligations (cost $279,214)		307,197
WARRANTS 0.1%
iHeartMedia, Inc. (h) (n)	2,328	17,495
Total Warrants (cost $42,970)		17,495
COMMON STOCKS 0.0%
Communication Services 0.0%
Clear Channel Outdoor Holdings, Inc. (h)	6,438	6,696
iHeartMedia, Inc. - Class A (h)	310	2,588
Total Common Stocks (cost $37,234)		9,284
SHORT TERM INVESTMENTS 4.7%
Investment Companies 4.7%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.12% (o)	1,921,904	1,921,904
Total Short Term Investments (cost $1,921,904)		1,921,904
Total Investments 112.9% (cost $45,629,446)		46,049,714
Total Securities Sold Short (13.2)% (proceeds $4,561,017)		(5,399,794)
Other Derivative Instruments 0.0%		14,464
Other Assets and Liabilities, Net 0.3%		118,154
Total Net Assets 100.0%		40,782,538

(a) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. As of June 30, 2020, the value and the percentage of net assets of these liquid securities was $9,765,757 and 23.9% of the Fund.

(b) Perpetual security. Next contractual call date presented, if applicable.

(c) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(d) All or a portion of the security is pledged or segregated as collateral.

(e) Convertible security.

(f) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(g) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(h) Non-income producing security.

(i) As of June 30, 2020, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(j) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(k) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(l) This senior floating rate interest will settle after June 30, 2020. If a reference rate and spread is presented, it will go into effect upon settlement.

(m) All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2020, the total payable for investments purchased on a delayed delivery basis was $62,000.

(n) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(o) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

	Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (13.2%)
CORPORATE BONDS AND NOTES (11.5%)
Financials (3.7%)
Bank of America Corporation
3.95%, 01/23/49	(1,250,000)	(1,529,201)
Communication Services (3.7%)
Verizon Communications Inc.
4.52%, 09/15/48	(1,123,000)	(1,498,126)
Materials (1.3%)
International Paper Company
3.00%, 02/15/27	(500,000)	(540,313)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 36

PPMFunds

Schedules of Investments (Unaudited)

June 30, 2020

	Shares/Par[1]	Value ($)
Consumer Discretionary (1.0%)
Harley-Davidson, Inc.
3.50%, 07/28/25	(400,000)	(414,799)
Energy (0.9%)
Southwestern Energy Company
6.20%, 01/23/25 (a)	(432,000)	(373,966)
Information Technology (0.9%)
Intel Corporation
4.10%, 05/11/47	(275,000)	(350,389)
Total Corporate Bonds And Notes (proceeds $3,906,711)		(4,706,794)
GOVERNMENT AND AGENCY OBLIGATIONS (1.7%)
Sovereign (1.7%)
El Gobierno De La República Oriental Del Uruguay
4.38%, 10/27/27	(600,000)	(693,000)
Total Government And Agency Obligations (proceeds $654,306)		(693,000)
Total Securities Sold Short (13.2%) (proceeds $4,561,017)		(5,399,794)

(a) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2020.

PPM Long Short Credit Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Nordic Aviation Capital DAC, 5.58%, 03/14/24	02/27/19	135,000	101,925	0.2

PPM Long Short Credit Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Short Contracts
United States 10 Year Note	(16)	September 2020	(2,218,854)	2,500	(7,897)
United States 10 Year Ultra Bond	(32)	September 2020	(5,020,058)	8,000	(19,442)
United States 2 Year Note	(5)	October 2020	(1,103,683)	(78)	(457)
United States 5 Year Note	(38)	October 2020	(4,767,618)	1,187	(10,585)
United States Long Bond	(9)	September 2020	(1,596,434)	4,219	(10,629)
United States Ultra Bond	(4)	September 2020	(865,425)	4,125	(7,200)
				19,953	(56,210)

PPM Long Short Credit Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection
CDX.NA.IG.34 (Q)	1.00	06/20/25	3,380,000	(39,904)	(5,489)	(107,148)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 36

PPMFunds

Schedules of Investments (Unaudited)

June 30, 2020

	Shares/Par[1]	Value ($)
PPM Large Cap Value Fund
COMMON STOCKS 99.6%
Financials 19.1%
Bank of America Corporation	3,600	85,500
Berkshire Hathaway Inc. - Class B (a)	800	142,808
Citigroup Inc.	3,800	194,180
Huntington Bancshares Incorporated	12,200	110,227
JPMorgan Chase & Co.	1,800	169,308
Morgan Stanley	3,900	188,370
Synovus Financial Corp.	6,500	133,445
The Allstate Corporation	2,000	193,980
The Hartford Financial Services Group, Inc.	5,000	192,750
The PNC Financial Services Group, Inc.	900	94,689
		1,505,257
Health Care 16.9%
AbbVie Inc.	2,200	215,996
Cigna Holding Company	1,000	187,650
CVS Health Corporation	3,000	194,910
Johnson & Johnson	1,300	182,819
McKesson Corporation	1,400	214,788
Merck & Co., Inc.	2,000	154,660
Pfizer Inc.	5,500	179,850
		1,330,673
Information Technology 15.5%
ADS Alliance Data Systems, Inc.	2,000	90,240
Apple Inc.	600	218,880
Avnet, Inc.	2,000	55,770
Cisco Systems, Inc.	3,000	139,920
Cognizant Technology Solutions Corp. - Class A	1,300	73,866
Intel Corporation	1,400	83,762
Leidos Holdings Inc.	1,900	177,973
Microsoft Corporation	800	162,808
Nuance Communications, Inc. (a)	3,400	86,037
Qualcomm Incorporated	1,500	136,815
		1,226,071
Consumer Discretionary 9.0%
Best Buy Co., Inc.	1,400	122,178
Delta Air Lines, Inc.	5,800	162,690
Foot Locker, Inc.	3,400	99,144
General Motors Company	6,000	151,800
Newell Brands Inc.	6,100	96,868
Royal Caribbean Cruises Ltd.	1,500	75,450
		708,130
Consumer Staples 8.7%
Altria Group, Inc.	5,000	196,250
Archer-Daniels-Midland Company	3,900	155,610
Campbell Soup Company	2,900	143,927
The Kroger Co.	5,700	192,945
		688,732
Utilities 7.4%
Exelon Corporation	4,700	170,563
The AES Corporation	15,100	218,799
Vistra Energy Corp.	10,300	191,786
		581,148
Communication Services 6.8%
AT&T Inc.	6,500	196,495
Comcast Corporation - Class A	4,800	187,104
ViacomCBS Inc. - Class B	6,600	153,912
		537,511
Industrials 6.3%
Caterpillar Inc.	1,200	151,800
Robert Half International Inc.	2,600	137,358
Spirit Aerosystems Holdings Inc. - Class A	3,300	79,002
Textron Inc.	3,900	128,349
		496,509
Energy 5.6%
Chevron Corporation	2,100	187,383
Exxon Mobil Corporation	3,000	134,160
Halliburton Company	9,000	116,820
		438,363
Materials 3.4%
Berry Global Group, Inc. (a)	3,500	155,120
Nucor Corporation	2,700	111,807
		266,927
Real Estate 0.9%
Simon Property Group, Inc.	1,100	75,218
Total Common Stocks (cost $8,693,430)		7,854,539
SHORT TERM INVESTMENTS 0.5%
Investment Companies 0.5%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.12% (b)	42,838	42,838
Total Short Term Investments (cost $42,838)		42,838
Total Investments 100.1% (cost $8,736,268)		7,897,377
Other Assets and Liabilities, Net (0.1)%		(10,078)
Total Net Assets 100.0%		7,887,299

(a) Non-income producing security.

(b) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 36

PPMFunds

Schedules of Investments (Unaudited)

June 30, 2020

	Shares/Par[1]	Value ($)
PPM Mid Cap Value Fund
COMMON STOCKS 99.6%
Financials 19.3%
American Financial Group, Inc.	1,400	88,844
Home BancShares, Inc.	5,500	84,590
Huntington Bancshares Incorporated	7,600	68,666
Janus Henderson Group PLC	6,000	126,960
Reinsurance Group of America, Incorporated	950	74,518
Sterling Bancorp	4,100	48,052
Synovus Financial Corp.	5,900	121,127
TCF Financial Corporation	4,100	120,622
The Allstate Corporation	1,200	116,388
The Hartford Financial Services Group, Inc.	2,700	104,085
		953,852
Consumer Discretionary 12.9%
Best Buy Co., Inc.	1,000	87,270
Delta Air Lines, Inc.	3,800	106,590
Foot Locker, Inc.	2,900	84,564
Helen of Troy Ltd (a)	700	131,992
Newell Brands Inc.	5,500	87,340
Penske Automotive Group, Inc.	2,100	81,291
Royal Caribbean Cruises Ltd.	1,200	60,360
		639,407
Information Technology 12.7%
Avnet, Inc.	1,800	50,193
Belden Inc.	2,200	71,610
CACI International Inc. - Class A (a)	300	65,064
Cognizant Technology Solutions Corp. - Class A	900	51,138
Leidos Holdings Inc.	800	74,936
Nuance Communications, Inc. (a)	3,500	88,567
Semtech Corp. (a)	1,900	99,218
Teradyne Inc.	1,000	84,510
Western Digital Corporation	1,000	44,150
		629,386
Industrials 11.6%
Kennametal Inc.	4,300	123,453
MasTec Inc. (a)	2,400	107,688
Robert Half International Inc.	1,400	73,962
Spirit Aerosystems Holdings Inc. - Class A	3,000	71,820
Terex Corp.	3,450	64,757
Textron Inc.	4,000	131,640
		573,320
Utilities 9.0%
Exelon Corporation	2,100	76,209
PNM Resources, Inc.	2,500	96,100
Sempra Energy	400	46,892
The AES Corporation	7,500	108,675
Vistra Energy Corp.	6,400	119,168
		447,044
Materials 7.3%
Berry Global Group, Inc. (a)	1,800	79,776
Huntsman Corp.	5,700	102,429
Reliance Steel & Aluminum Co.	1,100	104,423
Steel Dynamics Inc.	2,800	73,052
		359,680
Health Care 7.3%
Cigna Holding Company	600	112,590
Magellan Health Services Inc. (a)	1,700	124,066
McKesson Corporation	800	122,736
		359,392
Consumer Staples 6.8%
Campbell Soup Company	2,100	104,223
Ingredion Inc.	1,500	124,500
The Kroger Co.	3,200	108,320
		337,043
Real Estate 6.5%
Healthpeak Properties, Inc.	3,500	96,460
Physicians Realty Trust	7,500	131,400
Regency Centers Corp.	2,000	91,780
		319,640
Energy 3.1%
Halliburton Company	4,000	51,920
National Oilwell Varco, Inc.	3,700	45,325
PBF Energy Inc. - Class A	5,500	56,320
		153,565
Communication Services 3.1%
Meredith Corporation	3,000	43,650
ViacomCBS Inc. - Class B	4,600	107,272
		150,922
Total Common Stocks (cost $5,825,904)		4,923,251
SHORT TERM INVESTMENTS 0.7%
Investment Companies 0.7%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.12% (b)	35,939	35,939
Total Short Term Investments (cost $35,939)		35,939
Total Investments 100.3% (cost $5,861,843)		4,959,190
Other Assets and Liabilities, Net (0.3)%		(15,998)
Total Net Assets 100.0%		4,943,192

(a) Non-income producing security.

(b) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 36

PPMFunds

Schedules of Investments (Unaudited)

June 30, 2020

	Shares/Par[1]	Value ($)
PPM Small Cap Value Fund
COMMON STOCKS 99.6%
Financials 28.3%
Ameris Bancorp	6,950	163,950
Axos Financial, Inc. (a)	12,800	282,624
Banc of California, Inc.	14,600	158,118
First Horizon National Corporation	16,700	166,332
Home BancShares, Inc.	16,400	252,232
Houlihan Lokey Inc. - Class A	4,500	250,380
Independent Bank Corp.	4,000	268,360
Janus Henderson Group PLC	9,600	203,136
National General Holdings Corp.	12,900	278,769
Renasant Corporation	11,000	273,900
Sterling Bancorp	22,600	264,872
TCF Financial Corporation	9,000	264,780
Western Alliance Bancorp	5,000	189,350
		3,016,803
Industrials 16.8%
Aerojet Rocketdyne Holdings, Inc. (a)	3,500	138,740
Apogee Enterprises, Inc.	11,500	264,960
GATX Corporation	3,400	207,332
Kennametal Inc.	10,000	287,100
MasTec Inc. (a)	3,600	161,532
SkyWest Inc.	7,900	257,698
Spirit Aerosystems Holdings Inc. - Class A	4,300	102,942
Steelcase Inc. - Class A	13,500	162,810
Terex Corp.	10,800	202,716
		1,785,830
Information Technology 15.0%
Avaya Holdings Corp. (a)	13,000	160,680
Belden Inc.	4,500	146,475
Benchmark Electronics, Inc.	6,700	144,720
CACI International Inc. - Class A (a)	1,100	238,568
CSG Systems International, Inc.	2,800	115,892
KBR, Inc.	6,600	148,830
Photronics Inc. (a)	8,000	89,040
Semtech Corp. (a)	4,500	234,990
SYNNEX Corporation	1,200	143,724
Teradata Corporation (a)	4,000	83,200
Verint Systems Inc. (a)	2,000	90,360
		1,596,479
Consumer Discretionary 9.9%
American Axle & Manufacturing Holdings, Inc. (a)	16,000	121,600
Foot Locker, Inc.	4,000	116,640
Helen of Troy Ltd (a)	1,500	282,840
Penske Automotive Group, Inc.	7,400	286,454
Skechers U.S.A. Inc. - Class A (a)	7,900	247,902
		1,055,436
Health Care 7.6%
Integer Holdings Corporation (a)	3,100	226,455
Magellan Health Services Inc. (a)	4,200	306,516
Premier Healthcare Solutions, Inc. - Class A (a)	7,900	270,812
		803,783
Real Estate 6.9%
Brandywine Realty Trust	16,000	174,240
DiamondRock Hospitality Co.	27,400	151,522
Kite Realty Naperville, LLC	15,600	180,024
Physicians Realty Trust	13,000	227,760
		733,546
Materials 5.1%
Allegheny Technologies Incorporated (a)	12,400	126,356
Huntsman Corp.	9,700	174,309
Olin Corporation	9,300	106,857
Reliance Steel & Aluminum Co.	1,400	132,902
		540,424
Consumer Staples 4.5%
Ingredion Inc.	1,600	132,800
Primo Water Corporation	19,100	262,625
Sanderson Farms Inc.	700	81,123
		476,548
Utilities 2.3%
PNM Resources, Inc.	6,500	249,860
Energy 1.6%
PBF Energy Inc. - Class A	17,100	175,104
Communication Services 1.6%
Meredith Corporation	11,500	167,325
Total Common Stocks (cost $11,539,561)		10,601,138
SHORT TERM INVESTMENTS 0.5%
Investment Companies 0.5%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.12% (b)	56,067	56,067
Total Short Term Investments (cost $56,067)		56,067
Total Investments 100.1% (cost $11,595,628)		10,657,205
Other Assets and Liabilities, Net (0.1)%		(13,260)
Total Net Assets 100.0%		10,643,945

(a) Non-income producing security.

(b) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 36

PPMFunds

Schedules of Investments (Unaudited)

June 30, 2020

Currency Abbreviations:

USD - United States Dollar

Abbreviations:

CDX.NA.IG - Credit Derivatives Index - North American - Investment Grade
DIP - Debtor-in-Possession
ETF - Exchange Traded Fund
LIBOR - London Interbank Offered Rate
PRIME - Wall Street Journal Prime Rate
REMIC - Real Estate Mortgage Investment Conduit
SPDR - Standard & Poor Depositary Receipt
U.S. or US - United States

1Par and notional amounts are listed in USD unless otherwise noted. Futures are quoted in contracts.

2For Funds with derivatives that received or paid periodic payments, the frequency of periodic payments are defined as follows: (A) - Annually; (E) - Expiration Date; (M) - Monthly; (Q) - Quarterly; (S) - Semi-Annually.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 36

PPMFunds

Statements of Assets and Liabilities (Unaudited)

June 30, 2020

	PPM Core Plus Fixed Income Fund	PPM Floating Rate Income Fund	PPM High Yield Core Fund	PPM Long Short Credit Fund	PPM Large Cap Value Fund	PPM Mid Cap Value Fund	PPM Small Cap Value Fund
Assets
Investments, at value	$58,053,232	$51,640,744	$53,870,875	$46,049,714	$7,897,377	$4,959,190	$10,657,205
Variation margin on futures	6,484	250	469	20,031	—	—	—
Cash	—	144,830	—	—	4	2	—
Receivable from:
Investment securities sold	281,351	422,664	17,544	128,350	50,062	76,429	8,013
Fund shares sold	130,933	115,923	209,282	95,896	—	—	—
Dividends and interest	341,426	96,815	747,453	309,634	16,778	8,881	10,016
Adviser	11,316	9,582	11,569	5,993	1,866	1,297	1,916
Deposits with brokers and counterparties	87,784	4,180	7,590	328,582	—	—	—
Other assets	4,134	4,306	4,478	3,384	651	472	886
Total assets	58,916,660	52,439,294	54,869,260	46,941,584	7,966,738	5,046,271	10,678,036
Liabilities
Cash overdraft	122,335	—	231,997	63,308	—	—	4
Securities sold short, at value	—	—	—	5,399,794	—	—	—
Variation margin on futures	9,156	—	—	78	—	—	—
Variation margin on swap agreements	812	—	—	5,489	—	—	—
Payable for:
Investment securities purchased	3,275,868	1,209,819	788,680	572,041	69,011	95,229	18,063
Return of securities loaned	435,275	—	1,063,848	—	—	—	—
Dividends/interest on securities sold short	—	—	—	66,190	—	—	—
Interest expense and brokerage charges	—	—	—	4,373	—	—	—
Advisory fees	17,967	23,268	24,061	16,785	3,956	2,902	7,376
Administrative fees	4,491	4,230	4,374	3,357	659	414	922
Board of Trustees fees	8,621	8,962	9,323	7,025	1,358	987	1,881
Chief Compliance Officer fees	3,623	3,788	3,946	2,917	577	414	766
Other expenses	19,661	19,775	20,874	17,689	3,878	3,133	5,079
Total liabilities	3,897,809	1,269,842	2,147,103	6,159,046	79,439	103,079	34,091
Net assets	$55,018,851	$51,169,452	$52,722,157	$40,782,538	$7,887,299	$4,943,192	$10,643,945
Net assets consist of:
Paid-in capital	$50,479,149	$55,834,068	$56,769,366	$43,492,400	$9,184,005	$6,550,093	$13,658,087
Total distributable earnings (loss)	4,539,702	(4,664,616)	(4,047,209)	(2,709,862)	(1,296,706)	(1,606,901)	(3,014,142)
Net assets	$55,018,851	$51,169,452	$52,722,157	$40,782,538	$7,887,299	$4,943,192	$10,643,945
Net assets - Institutional Class	$55,018,851	$51,169,452	$52,722,157	$40,782,538	$7,887,299	$4,943,192	$10,643,945
Shares outstanding - Institutional Class	5,058,317	5,633,040	5,702,045	4,355,512	968,441	684,508	1,506,751
Net asset value per share - Institutional Class	$10.88	$9.08	$9.25	$9.36	$8.14	$7.22	$7.06
Investments, at cost	$55,232,910	$54,513,259	$54,668,701	$45,629,446	$8,736,268	$5,861,843	$11,595,628
Proceeds from securities sold short	—	—	—	4,561,017	—	—	—
Securities on loan included in
Investments, at value	426,288	385,085	1,044,253	—	—	—	—

See accompanying Notes to Financial Statements.

PPMFunds

Statements of Operations (Unaudited)

For the Six Months Ended June 30, 2020

	PPM Core Plus Fixed Income Fund	PPM Floating Rate Income Fund	PPM High Yield Core Fund	PPM Long Short Credit Fund	PPM Large Cap Value Fund	PPM Mid Cap Value Fund	PPM Small Cap Value Fund
Investment income
Dividends	$3,771	$29,235	$35,848	$27,391	$113,280	$61,273	$93,016
Interest	834,083	1,119,471	1,520,647	861,430	—	—	—
Securities lending	796	3,596	9,166	268	9	36	114
Total investment income	838,650	1,152,302	1,565,661	889,089	113,289	61,309	93,130

Expenses
Advisory fees	104,940	139,123	144,723	99,465	21,770	16,923	38,340
Administrative fees	26,235	25,295	26,313	19,893	3,628	2,417	4,793
Legal fees	15,695	16,798	17,502	12,273	2,563	1,846	3,410
Transfer agent fees	14,266	13,864	14,300	12,902	4,245	3,792	4,844
Board of Trustees fees	16,884	17,554	18,288	13,747	2,679	1,917	3,514
Chief Compliance Officer fees	11,245	11,782	12,274	9,059	1,796	1,289	2,375
Registration and filing fees	6,596	6,909	7,136	5,671	1,309	1,030	1,736
Dividends/interest on securities sold short	—	—	—	103,256	—	—	—
Net short holdings borrowing fees	—	—	—	31,352	—	—	—
Other expenses	4,162	4,327	4,503	3,391	657	475	894
Total expenses	200,023	235,652	245,039	311,009	38,647	29,689	59,906
Expense waiver	(68,815)	(58,656)	(62,568)	(37,194)	(11,467)	(7,965)	(12,056)
Net expenses	131,208	176,996	182,471	273,815	27,180	21,724	47,850
Net investment income (loss)	707,442	975,306	1,383,190	615,274	86,109	39,585	45,280

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments	1,039,057	(1,138,981)	(1,840,888)	(37,291)	(281,682)	(228,290)	(1,434,077)
Securities sold short	—	—	—	83,616	—	—	—
Futures contracts	330,775	(29,331)	(192,067)	(1,203,832)	—	—	—
Swap agreements	15,150	—	—	101,974	—	—	—
Net change in unrealized appreciation
(depreciation) on:
Investments	998,809	(2,458,336)	(2,560,998)	(597,795)	(1,322,502)	(1,175,949)	(1,221,026)
Investment securities sold short	—	—	—	(307,781)	—	—	—
Futures contracts	69,294	(4,022)	(18,869)	(195,506)	—	—	—
Swap agreements	(12,896)	—	—	(86,739)	—	—	—
Net realized and unrealized gain (loss)	2,440,189	(3,630,670)	(4,612,822)	(2,243,354)	(1,604,184)	(1,404,239)	(2,655,103)
Change in net assets from operations	$3,147,631	$(2,655,364)	$(3,229,632)	$(1,628,080)	$(1,518,075)	$(1,364,654)	$(2,609,823)

See accompanying Notes to Financial Statements.

PPMFunds

Statements of Changes in Net Assets (Unaudited)

For the Six Months Ended June 30, 2020

	PPM Core Plus Fixed Income Fund	PPM Floating Rate Income Fund	PPM High Yield Core Fund	PPM Long Short Credit Fund	PPM Large Cap Value Fund	PPM Mid Cap Value Fund	PPM Small Cap Value Fund
Operations
Net investment income (loss)	$707,442	$975,306	$1,383,190	$615,274	$86,109	$39,585	$45,280
Net realized gain (loss)	1,384,982	(1,168,312)	(2,032,955)	(1,055,533)	(281,682)	(228,290)	(1,434,077)
Net change in unrealized appreciation
(depreciation)	1,055,207	(2,462,358)	(2,579,867)	(1,187,821)	(1,322,502)	(1,175,949)	(1,221,026)
Change in net assets from operations	3,147,631	(2,655,364)	(3,229,632)	(1,628,080)	(1,518,075)	(1,364,654)	(2,609,823)
Distributions to shareholders
From distributable earnings
Institutional Class	(751,367)	(971,744)	(1,383,784)	(604,214)	—	—	—
Total distributions to shareholders	(751,367)	(971,744)	(1,383,784)	(604,214)	—	—	—
Share transactions[1]
Proceeds from the sale of shares
Institutional Class	539,194	539,195	539,197	539,194	1,294,069	431,356	2,756,635
Reinvestment of distributions
Institutional Class	750,796	829,747	1,181,555	604,214	—	—	—
Cost of shares redeemed
Institutional Class	—	—	—	—	—	—	(531,772)
Change in net assets from
share transactions	1,289,990	1,368,942	1,720,752	1,143,408	1,294,069	431,356	2,224,863
Change in net assets	3,686,254	(2,258,166)	(2,892,664)	(1,088,886)	(224,006)	(933,298)	(384,960)
Net assets beginning of period	51,332,597	53,427,618	55,614,821	41,871,424	8,111,305	5,876,490	11,028,905
Net assets end of period	$55,018,851	$51,169,452	$52,722,157	$40,782,538	$7,887,299	$4,943,192	$10,643,945

[1]Share transactions
Shares sold
Institutional Class	51,060	61,064	60,585	60,517	172,313	64,963	448,856
Reinvestment of distributions
Institutional Class	70,462	90,983	127,117	65,048	—	—	—
Shares redeemed
Institutional Class	—	—	—	—	—	—	(72,548)
Change in shares
Institutional Class	121,522	152,047	187,702	125,565	172,313	64,963	376,308
Purchases and sales of long term
investments
Purchase of securities	$22,059,001	$11,460,414	$25,891,864	$18,008,497	$2,310,771	$896,355	$4,133,413
Purchase of U.S. government securities	8,703,674	—	—	—	—	—	—
Total purchases	$30,762,675	$11,460,414	$25,891,864	$18,008,497	$2,310,771	$896,355	$4,133,413
Proceeds from sales of securities	$17,159,254	$13,369,675	$25,130,169	$19,282,249	$903,682	$413,296	$1,837,476
Proceeds from sales of U.S. government
securities	12,462,917	—	—	—	—	—	—
Total proceeds from sales	$29,622,171	$13,369,675	$25,130,169	$19,282,249	$903,682	$413,296	$1,837,476
Securities sold short covers	$—	$—	$—	$517,704	$—	$—	$—
Securities sold short proceeds	$—	$—	$—	$601,386	$—	$—	$—

See accompanying Notes to Financial Statements.

PPMFunds

Statements of Changes in Net Assets (Unaudited)

For the Year Ended December 31, 2019

	PPM Core Plus Fixed Income Fund	PPM Floating Rate Income Fund	PPM High Yield Core Fund	PPM Long Short Credit Fund	PPM Large Cap Value Fund	PPM Mid Cap Value Fund	PPM Small Cap Value Fund
Operations
Net investment income (loss)	$1,624,298	$2,440,853	$2,901,012	$1,854,219	$151,110	$76,183	$60,570
Net realized gain (loss)	1,354,692	(527,883)	(1,171,922)	(915,020)	(260,412)	(464,882)	(651,372)
Net change in unrealized appreciation
(depreciation)	2,334,045	2,248,222	5,506,839	2,976,255	1,433,975	1,307,674	2,507,193
Change in net assets from operations	5,313,035	4,161,192	7,235,929	3,915,454	1,324,673	918,975	1,916,391
Distributions to shareholders
From distributable earnings
Institutional Class	(2,415,331)	(2,466,640)	(2,870,699)	(1,803,726)	(149,362)	(70,838)	(47,781)
Total distributions to shareholders	(2,415,331)	(2,466,640)	(2,870,699)	(1,803,726)	(149,362)	(70,838)	(47,781)
Share transactions[1]
Proceeds from the sale of shares
Institutional Class	54,782,875	767,031	748,325	746,884	1,319,628	439,877	989,377
Reinvestment of distributions
Institutional Class	2,286,024	2,102,417	2,446,852	1,803,726	148,884	70,838	41,505
Cost of shares redeemed
Institutional Class	(58,832,116)	(65,539)	(66,235)	(11,365,169)	(225,247)	(72,773)	(73,796)
Change in net assets from
share transactions	(1,763,217)	2,803,909	3,128,942	(8,814,559)	1,243,265	437,942	957,086
Change in net assets	1,134,487	4,498,461	7,494,172	(6,702,831)	2,418,576	1,286,079	2,825,696
Net assets beginning of year	50,198,110	48,929,157	48,120,649	48,574,255	5,692,729	4,590,411	8,203,209
Net assets end of year	$51,332,597	$53,427,618	$55,614,821	$41,871,424	$8,111,305	$5,876,490	$11,028,905

[1]Share transactions
Shares sold
Institutional Class	5,263,340	78,849	75,573	76,165	137,625	47,867	108,498
Reinvestment of distributions
Institutional Class	220,167	216,499	247,208	184,263	14,654	7,488	4,266
Shares redeemed
Institutional Class	(5,644,279)	(6,727)	(6,712)	(1,151,536)	(23,439)	(7,922)	(7,890)
Change in shares
Institutional Class	(160,772)	288,621	316,069	(891,108)	128,840	47,433	104,874

See accompanying Notes to Financial Statements.

PPMFunds

Financial Highlights (Unaudited)

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data					Ratios(a)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(b)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)(c)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)(d)		Net expenses to average net assets(%)		Total expenses to average net assets(%)		Net investment income (loss) to average net assets(%)

PPM Core Plus Fixed Income Fund

Institutional Class
06/30/20		10.40	0.14	0.49	0.63	(0.15)	—	10.88	6.10	55,019	57		0.50		0.76		2.70
12/31/19		9.85	0.31	0.71	1.02	(0.31)	(0.16)	10.40	10.51	51,333	108	(e)	0.50		0.70		3.02
12/31/18	*	10.00	0.15	(0.14)	0.01	(0.16)	—	9.85	0.07	50,198	25	(e)	0.50		0.78		3.30

PPM Floating Rate Income Fund

Institutional Class
06/30/20		9.75	0.18	(0.70)	(0.52)	(0.15)	—	9.08	(5.07)	51,169	23		0.70		0.93		3.86
12/31/19		9.42	0.46	0.33	0.79	(0.46)	—	9.75	8.55	53,428	56		0.70		0.85		4.71
12/31/18	*	10.00	0.29	(0.57)	(0.28)	(0.30)	—	9.42	(3.05)	48,929	34		0.70		0.95		4.41

PPM High Yield Core Fund

Institutional Class
06/30/20		10.09	0.25	(0.88)	(0.63)	(0.21)	—	9.25	(5.86)	52,722	49		0.70		0.94		5.31
12/31/19		9.26	0.54	0.83	1.37	(0.54)	—	10.09	15.02	55,615	78		0.70		0.85		5.50
12/31/18	*	10.00	0.25	(0.71)	(0.46)	(0.26)	(0.02)	9.26	(4.74)	48,121	18		0.70		0.92		5.53

PPM Long Short Credit Fund

Institutional Class
06/30/20		9.90	0.14	(0.54)	(0.40)	(0.14)	—	9.36	(4.01)	40,783	37		1.38	(f)	1.56	(f)	3.09
12/31/19		9.49	0.36	0.40	0.76	(0.35)	—	9.90	8.08	41,871	74		1.18	(f)	1.29	(f)	3.65
12/31/18	*	10.00	0.17	(0.47)	(0.30)	(0.17)	(0.04)	9.49	(3.08)	48,574	38		0.97	(f)	1.14	(f)	3.64

PPM Large Cap Value Fund

Institutional Class
06/30/20		10.19	0.10	(2.15)	(2.05)	—	—	8.14	(20.12)	7,887	12		0.75		1.07		2.37
12/31/19		8.53	0.20	1.65	1.85	(0.19)	—	10.19	21.71	8,111	29		0.75		0.95		2.11
12/31/18	*	10.00	0.13	(1.37)	(1.24)	(0.13)	(0.10)	8.53	(12.45)	5,693	17		0.75		1.04		1.88

PPM Mid Cap Value Fund

Institutional Class
06/30/20		9.49	0.06	(2.33)	(2.27)	—	—	7.22	(23.92)	4,943	8		0.90		1.23		1.64
12/31/19		8.02	0.13	1.46	1.59	(0.12)	—	9.49	19.78	5,876	38		0.90		1.08		1.41
12/31/18	*	10.00	0.09	(1.79)	(1.70)	(0.09)	(0.19)	8.02	(16.96)	4,590	24		0.90		1.18		1.34

PPM Small Cap Value Fund

Institutional Class
06/30/20		9.76	0.03	(2.73)	(2.70)	—	—	7.06	(27.66)	10,644	19		1.00		1.25		0.94
12/31/19		8.00	0.06	1.74	1.80	(0.04)	—	9.76	22.53	11,029	40		1.00		1.14		0.62
12/31/18	*	10.00	0.04	(1.77)	(1.73)	(0.04)	(0.23)	8.00	(17.29)	8,203	22		1.00		1.21		0.64

*

Commencement of operations was as follows: May 1, 2018 - PPM Floating Rate Income Fund, PPM Large Cap Value Fund, PPM Mid Cap Value Fund and PPM Small Cap Value Fund; July 16, 2018 - PPM Core Plus Fixed Income Fund, PPM High Yield Core Fund and PPM Long Short Credit Fund.

(a)	Annualized for periods less than one year.
(b)	Calculated using the average shares method.
(c)	Total return assumes reinvestment of all distributions for the period. Total return is not annualized for periods less than one year.
(d)	Portfolio turnover is not annualized for periods of less than one year. Dollar roll transactions are excluded for purposes of calculating portfolio turnover.
(e)	Portfolio turnover including dollar roll transactions for PPM Core Plus Fixed Income Fund was 31% in 2018 and 113% in 2019.
(f)	The net and total expense ratios to average net assets without dividend expenses, net borrowing fees on securities sold short or interest expense for the following Funds were as follows:
	June 30, 2020 (%)	December 31, 2019 (%)	December 31, 2018 (%)
PPM Long Short Credit Fund
Institutional Class – Net expenses / Total expenses [1]	0.70/0.88	0.70/0.81	0.70/0.87
[1] Fund contractually waives a portion of advisory fees.

See accompanying Notes to Financial Statements.

PPMFunds

Notes to Financial Statements (Unaudited)

June 30, 2020

NOTE 1. ORGANIZATION

PPM Funds (the “Trust”) is an open-ended management investment company, organized under the laws of the Commonwealth of Massachusetts, by a Declaration of Trust, dated November 9, 2017, as amended and restated March 12, 2018. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended ("the 1940 Act"), and its shares are registered under the Securities Act of 1933, as amended ("the 1933 Act"). The Trust consists of nine series, seven of which are available for purchase by investors (collectively, the “Funds” and each individually a “Fund”): PPM Core Plus Fixed Income Fund, PPM Floating Rate Income Fund, PPM High Yield Core Fund, PPM Long Short Credit Fund, PPM Large Cap Value Fund, PPM Mid Cap Value Fund and PPM Small Cap Value Fund. PPM Core Fixed Income Fund and PPM Investment Grade Credit Fund have not yet commenced operations. The Funds offer only Institutional Class shares. Each Fund represents shares of beneficial interest in a separate portfolio of securities and other assets, each with its own investment objective, policies and strategies. The Funds are classified as diversified under the 1940 Act, except PPM Floating Rate Income Fund, which is classified as a non-diversified fund.

PPM America, Inc. (“PPM” or “Adviser”) serves as the investment adviser of the Funds, with responsibility for the professional investment supervision and management of the Funds. The Adviser is an indirect, wholly-owned subsidiary of Jackson Financial, Inc., which is a subsidiary of Prudential plc (the “UK Parent”), a publicly traded company incorporated in the United Kingdom. Jackson National Asset Management LLC (“JNAM” or “Administrator”), an affiliate of PPM, serves as the administrator. JNAM is a wholly owned subsidiary of Jackson National Life Insurance Company® (“Jackson”). Jackson is a wholly owned subsidiary of Jackson Financial Inc. The UK Parent is not affiliated in any manner with Prudential Financial, Inc., a company whose principal place of business is in the United States of America, or with The Prudential Assurance Company Ltd., a subsidiary of M&G plc, a company incorporated in the United Kingdom. Effective July 17, 2020, Athene Co-Invest Reinsurance Affiliate 1A Ltd., a Bermuda Class C insurer under the Bermuda Insurance Act 1978, owns a minority interest in Jackson Financial Inc.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements in conformity with US generally accepted accounting principles (“GAAP”).

Security Valuation. Under the Trust’s valuation policy and procedures, the Board of Trustees (“Board” or “Trustees”) has delegated the daily operational oversight of the securities valuation function to the JNAM Valuation Committee (“Valuation Committee”), which consists of certain officers of the Trust and certain members of JNAM management. The Valuation Committee is responsible for determining fair valuations for any security for which market quotations are not readily available or are determined to be not reflective of market value. For those securities fair valued under procedures adopted by the Board, the Valuation Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Valuation Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. For fair valuation determinations that are deemed material, the Board is promptly notified of the fair valuation.

The net asset value ("NAV") of a Fund's shares is generally determined once each day on which the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (normally, 4:00 PM Eastern Time, Monday through Friday). However, consistent with legal requirements, calculation of the Fund’s NAV may be suspended on days determined by the Board during times of NYSE market closure, which may include times during which the SEC issues policies or protocols associated with such closure pursuant to Section 22(e) of the 1940 Act. Equity securities are generally valued at the official closing price of the exchange where the security is principally traded. If there is no official closing price for the security on the valuation date, the security may be valued at the most recent sale or quoted bid price prior to close. Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter (“OTC”) market. Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date. Debt securities are generally valued by independent pricing services approved by the Board. If a valuation from a third-party pricing service is unavailable or it is determined that such valuation does not approximate fair market value, debt obligations with remaining maturities of sixty (60) days or less may be valued at their amortized cost, unless it is determined that such practice also does not approximate fair market value. Pricing services utilized to value debt and derivative instruments may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data. Term loans are generally valued at the composite bid prices provided by approved pricing services. Futures contracts traded on an exchange are generally valued at the exchange’s settlement price. If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the primary exchange. If the last trade is determined to not be representative of fair value, exchange traded options are valued at the current day’s mid-price. Centrally cleared swap agreements, listed on a multilateral or trade facility platform, such as a registered exchange, are valued by the respective exchange. The exchange determines a daily settlement price via pricing models which use, as appropriate, its members’ actionable levels across complete term structures along with information obtained from external third-party price providers.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent fair value. In such instances, the investment is valued as determined in good faith using procedures approved by the Board. Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale. In addition, investments may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of US securities markets. Securities are fair valued based on observable and unobservable inputs, including the Administrator's or Valuation Committee’s own assumptions in determining the fair value of an investment. Under the procedures approved by the Board, the Administrator may utilize pricing services or other sources in determining the fair value of an investment. Factors considered to determine fair value may include fundamental analytical data relating to

PPMFunds

Notes to Financial Statements (Unaudited)

June 30, 2020

the security; the nature and duration of restrictions, if any, on the disposition of the security; trading volume on markets, exchanges, or among dealers; evaluation of the forces which influence the market in which the security is traded; the type of security; the financial statements of the issuer, or other financial information about the issuer; the cost of the security at its date of purchase; the size of the Fund’s holding; the discount from market value of unrestricted securities of the same class, if applicable, at the time of purchase or at a later date; reports prepared by analysts; information as to any transactions in or offers for the security; the existence of any merger proposal, tender offer or other extraordinary event relating to the security; the price and extent of public or dealer trading in similar securities or derivatives of the issuer or of comparable companies; trading in depositary receipts; foreign currency exchange activity; changes in the interest rate environment; trading prices of financial products that are tied to baskets of foreign securities; and any other matters considered relevant.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value. Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

Distributions to Shareholders. The amount and timing of distributions are determined in accordance with federal income tax regulations which may differ from GAAP. Dividends from net investment income are declared daily and paid monthly for PPM Core Plus Fixed Income Fund, PPM Floating Rate Income Fund, PPM High Yield Core Fund and PPM Long Short Credit Fund. PPM Large Cap Value Fund, PPM Mid Cap Value Fund and PPM Small Cap Value Fund declare and pay dividends from net investment income, if any, annually. Distributions of net realized capital gains, if any, are declared and distributed at least annually for all the Funds only to the extent they exceeded available capital loss carryovers.

Other Service Providers. State Street Bank and Trust Company (“State Street” or "Custodian") acts as custodian and securities lending agent for the Funds. The Custodian has custody of all securities and cash of the Trust maintained in the United States and attends to the collection of principal and income and payment for and collection of proceeds of securities bought and sold by the Trust.

The Trust has entered into a Transfer Agency Agreement with UMB Fund Services, Inc. UMB Fund Services, Inc. is the transfer agent and dividend disbursing agent of all shares.

Security Transactions and Investment Income. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses are determined on the specific identification basis. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date. Corporate actions involving foreign securities, including dividends, are recorded when the information becomes available. Income received in lieu of dividends for securities loaned is included in Dividends in the Statements of Operations. Interest income, including level-yield amortization of discounts and premiums on debt securities and convertible bonds, is accrued daily. A Fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses are recorded on an accrual basis. Expenses of the Trust that are directly attributable to a specific Fund are charged to that Fund. Other Trust level expenses are allocated to the Funds based on the average daily net assets of each Fund.

Foreign Taxes. The Funds may be subject to foreign taxes on income, gains on investments or foreign currency purchases and repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretations of tax rules and regulations that exist in the markets in which the Funds invest.

Guarantees and Indemnifications. In the normal course of business, the Trust may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. However, since their commencement of operations, the Funds have not had claims or losses pursuant to their contracts and expect the risk of loss to be remote. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Recent Accounting Pronouncements. In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820) – Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement. The amendments in this ASU modify the disclosure requirements on fair value measurements. Among the requirements, entities are required to make additional disclosures about significant unobservable inputs in developing Level 3 fair value measurements and are permitted to remove disclosure of the amount and reason for transfers between Level 1 and Level 2. This ASU became effective for annual periods beginning after December 15, 2019, and interim periods within those annual periods. The Funds have fully adopted the amendments and the Topic 820 disclosures have been modified to conform to the amendments.

In March 2020, FASB issued ASU 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The new guidance provides optional expedients and exceptions for applying generally accepted accounting principles to contract modifications and hedging relationships, subject to meeting certain criteria, that reference the London Interbank Offered Rate (LIBOR) or another reference rate expected to be discontinued due to reference rate reform. The amendments in this update are elective and may be applied through December 31, 2022. Management is currently evaluating the potential impacts of reference rate reform and the adoption of this ASU on the Funds’ financial statements.

PPMFunds

Notes to Financial Statements (Unaudited)

June 30, 2020

NOTE 3. FASB ASC TOPIC 820, “FAIR VALUE MEASUREMENT”

Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820, "Fair Value Measurement". This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance. The inputs are summarized into three broad categories:

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds.

Level 2 includes valuations determined from significant direct or indirect observable inputs. Direct observable inputs include broker quotes, third-party prices, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values. Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings. Level 2 includes valuations for fixed income securities, including certain term loans, OTC derivatives, centrally cleared swap agreements, broker quotes in active markets, securities subject to corporate actions, securities valued at amortized cost, swap agreements valued by pricing services, American Depositary Receipts and Global Depositary Receipts for which quoted prices in active markets are not available or securities limited by foreign ownership.

Level 3 includes valuations determined from significant unobservable inputs including the Administrator's own assumptions in determining the fair value of the investment. Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features, maturity or anticipated cash flows; or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models. Level 3 valuations include securities; term loans that do not meet certain liquidity thresholds; securities where prices may be unavailable due to halted trading, restricted to resale due to market events, or newly issued; private placements; or investments for which reliable quotes are otherwise not available.

To assess the continuing appropriateness of security valuation, the Administrator regularly compares current day prices with prior day prices, transaction prices and alternative vendor prices. When the comparison results exceed pre-defined thresholds, the Administrator challenges the prices exceeding tolerance levels with the pricing service or broker. To verify Level 3 unobservable inputs, the Administrator uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes each Fund’s investments in securities and other financial instruments as of June 30, 2020, by valuation level.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
PPM Core Plus Fixed Income Fund
Assets - Securities
Corporate Bonds And Notes	—	28,000,758	101,925	28,102,683
Government And Agency Obligations	—	20,957,843	—	20,957,843
Non-U.S. Government Agency Asset-Backed Securities	—	4,132,064	—	4,132,064
Senior Floating Rate Instruments	—	905,710	—	905,710
Short Term Investments	3,954,932	—	—	3,954,932
	3,954,932	53,996,375	101,925	58,053,232
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	40,470	—	—	40,470
	40,470	—	—	40,470
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(16,017)	—	—	(16,017)
Centrally Cleared Credit Default Swap Agreements	—	(15,850)	—	(15,850)
	(16,017)	(15,850)	—	(31,867)
PPM Floating Rate Income Fund
Assets - Securities
Senior Floating Rate Instruments	—	45,422,590	1,122,809	46,545,399
Corporate Bonds And Notes	—	1,478,098	—	1,478,098
Investment Companies	1,277,928	—	—	1,277,928
Warrants	—	5,283	—	5,283
Common Stocks	2,735	—	157	2,892
Short Term Investments	2,331,144	—	—	2,331,144
	3,611,807	46,905,971	1,122,966	51,640,744
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(1,330)	—	—	(1,330)
	(1,330)	—	—	(1,330)

PPMFunds

Notes to Financial Statements (Unaudited)

June 30, 2020

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
PPM High Yield Core Fund
Assets - Securities
Corporate Bonds And Notes	—	48,369,513	149,775	48,519,288
Senior Floating Rate Instruments[2]	—	1,864,159	—	1,864,159
Investment Companies	920,214	—	—	920,214
Non-U.S. Government Agency Asset-Backed Securities	—	50,625	—	50,625
Common Stocks	49,708	—	—	49,708
Warrants	—	21,771	—	21,771
Short Term Investments	2,445,233	—	—	2,445,233
	3,415,155	50,306,068	149,775	53,870,998
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(2,395)	—	—	(2,395)
	(2,395)	—	—	(2,395)
PPM Long Short Credit Fund
Assets - Securities
Corporate Bonds And Notes	—	32,196,841	101,925	32,298,766
Senior Floating Rate Instruments	—	6,819,594	—	6,819,594
Non-U.S. Government Agency Asset-Backed Securities	—	3,721,054	—	3,721,054
Investment Companies	954,420	—	—	954,420
Government And Agency Obligations	—	307,197	—	307,197
Warrants	—	17,495	—	17,495
Common Stocks	9,284	—	—	9,284
Short Term Investments	1,921,904	—	—	1,921,904
	2,885,608	43,062,181	101,925	46,049,714
Liabilities - Securities
Corporate Bonds And Notes	—	(4,706,794)	—	(4,706,794)
Government And Agency Obligations	—	(693,000)	—	(693,000)
	—	(5,399,794)	—	(5,399,794)
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(56,210)	—	—	(56,210)
Centrally Cleared Credit Default Swap Agreements	—	(107,148)	—	(107,148)
	(56,210)	(107,148)	—	(163,358)
PPM Large Cap Value Fund
Assets - Securities
Common Stocks	7,854,539	—	—	7,854,539
Short Term Investments	42,838	—	—	42,838
	7,897,377	—	—	7,897,377
PPM Mid Cap Value Fund
Assets - Securities
Common Stocks	4,923,251	—	—	4,923,251
Short Term Investments	35,939	—	—	35,939
	4,959,190	—	—	4,959,190
PPM Small Cap Value Fund
Assets - Securities
Common Stocks	10,601,138	—	—	10,601,138
Short Term Investments	56,067	—	—	56,067
	10,657,205	—	—	10,657,205

1 Derivatives are reflected at the unrealized appreciation (depreciation) on the instrument.

2  Unfunded commitments are not reflected in Total Investments in the Schedules of Investments. Net unrealized appreciation (depreciation) is reflected as an asset or liability in the table. See Unfunded Commitments table following the Schedules of Investments.

Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation. The Funds recognize transfers between levels as of the beginning of the year for financial reporting purposes. There were no significant transfers into or out of Level 3 for the period. There were no significant Level 3 valuations for which unobservable valuation inputs were developed at June 30, 2020.

NOTE 4. SECURITIES AND OTHER INVESTMENTS

Securities Lending and Securities Lending Collateral. All Funds are approved to participate in agency based securities lending with State Street. Per the securities lending agreements, State Street is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral. Each Fund receives either cash or non-cash collateral against the loaned securities in an amount equal to at least 100% of the market value of the loaned securities. Generally, cash and non-cash collateral received for the following types of securities on loan are as follows: US equities – 102%; US corporate fixed income – 102%; US government fixed income – 102%; international equities – 105%; international corporate fixed income – 105%; sovereign fixed income – 102%; and asset backed investments – 102%. Collateral requirements are evaluated at the close of each business day; any additional collateral required is typically delivered to the Fund on the next business day. The duration of each loan is determined by the agent and borrower and generally may be terminated at any time. Certain loans may be negotiated to mature on a specified date. State Street has agreed to indemnify the Funds in the event of default by a third-party borrower. A Fund may experience a delay in the recovery of its securities or incur a loss if the borrower breaches its agreement with the Fund or becomes insolvent. For cash collateral, the Fund receives income from the investment of cash collateral, in addition to lending fees and rebates negotiated with the borrower. The Funds bear the market risk with respect to the collateral investment and securities loaned. The Funds also bear the risk that State Street may default on its obligations to the Funds. Non-cash collateral may include US government securities; US government agencies’ debt securities; and US government-sponsored agencies’ debt securities and mortgage-backed

PPMFunds

Notes to Financial Statements (Unaudited)

June 30, 2020

securities. Certain Funds receive non-cash collateral in the form of securities received, which the Funds may not sell or re-pledge and accordingly are not reflected in the Statements of Assets and Liabilities. For non-cash collateral, the Funds receive lending fees negotiated with the borrower. State Street has agreed to indemnify the Funds with respect to the market risk related to the non-cash collateral investments.

The cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund and a series of State Street Navigator Securities Lending Trust, which is an open-end management company registered under the 1940 Act. The Funds also bear the risk of any deficiency in the amount of collateral available for return to a borrower due to a decline in value of the State Street Navigator Securities Lending Government Money Market Portfolio.

Cash collateral received from the borrower is recorded in the Statements of Assets and Liabilities as Payable for Return of securities loaned. Investments acquired with such cash collateral are included in Investments, at value on the Statements of Assets and Liabilities. The value of securities on loan is included in Investments, at value on the Statements of Assets and Liabilities. Each Fund’s net exposure to a borrower is determined by the amount of any excess or shortfall in cash collateral received compared to the value of securities on loan.

US Government Securities. Certain Funds may invest in securities issued or guaranteed by the US Government or its agents or instrumentalities. Some US government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the US government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the US Department of the Treasury (“US Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the US government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. US government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest paying securities of similar maturities.

Government-related guarantors (i.e., guarantors that are not backed by the full faith and credit of the US government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers, which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the US government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the US government.

FNMA and FHMLC were placed into conservatorship by the Federal Housing Finance Agency (“FHFA”). As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and each enterprise’s assets. In connection with the conservatorship, the US Treasury entered into a Senior Preferred Stock Purchase Agreement with FNMA and FHLMC. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the US Treasury received senior preferred stock in each enterprise and warrants to purchase each enterprise’s common stock. The US Treasury created a new secured lending facility, which is available to FNMA and FHLMC as a liquidity backstop and created a temporary program to purchase mortgage-backed securities issued by FNMA and FHLMC. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remains liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.

Unregistered Securities. The Funds may own certain investment securities that are unregistered and thus restricted as to resale. These securities may also be referred to as “private placements”. Unregistered securities may be classified as “illiquid” because there is no readily available market for sale of the securities. Where future dispositions of the securities require registration under the 1933 Act, the Funds have the right to include those securities in such registration generally without cost to the Funds. The Funds have no right to require registration of unregistered securities.

Senior and Junior Loans. Certain Funds may invest in Senior loans or secured and unsecured subordinated loans, second lien loans and subordinated bridge loans (Junior loans) which are purchased or sold on a when-issued or delayed-delivery basis and may be settled a month or more after the trade date. Interest income on these loans is accrued based on the terms of the securities. Senior and Junior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan.

Unfunded Commitments. Certain Funds may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked-to-market daily. Net unrealized appreciation/depreciation on unfunded commitments is reflected in Other assets or Payable for Investment securities purchased in the Statements of Assets and Liabilities, as applicable, and Net change in unrealized appreciation (depreciation) on investments in the Statements of Operations.

NOTE 5. INVESTMENT TRANSACTION AGREEMENTS AND COLLATERAL

Under various agreements, certain investment transactions require collateral to be pledged to or from a Fund and a counterparty or segregated at the Custodian and is managed pursuant to the terms of the agreement. US Treasury Bills and US dollars are generally the preferred forms of collateral, although other forms of high quality or sovereign securities may be used. Securities held by a Fund that are used as collateral are identified as such within the Schedules of Investments. Collateral for OTC financial derivative transactions paid to or received from brokers and counterparties is included in Receivable for Deposits with brokers and counterparties or Payable for Deposits from counterparties in the Statements of Assets and Liabilities.

Counterparty Agreements. Certain Funds enter into various types of agreements with counterparties, which govern the terms of certain transactions and mitigate the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. A Fund may net exposure and collateralize multiple transaction types governed by the same agreement with the same

PPMFunds

Notes to Financial Statements (Unaudited)

June 30, 2020

counterparty and may close out and net its total exposure to a counterparty in the event of a default and/or termination event with respect to all the transactions governed under a single agreement with a counterparty. Each agreement defines whether the Fund is contractually able to net settle daily payments. Additionally, certain circumstances, such as laws of a particular jurisdiction or settlement of amounts due in different currencies, may prohibit or restrict the right of offset as defined in the agreements.

These agreements also help limit credit and counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral) governed under the relevant agreement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of agreement. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant agreement. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Funds’ Adviser attempts to limit counterparty risk by only entering into agreements with counterparties that the Adviser believes to have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. For swap agreements executed with a Derivatives Clearing Organization (“DCO”) in a multilateral or other trade facility platform (“centrally cleared swaps”), counterparty risk is reduced by shifting exposure from the counterparty to the DCO. Additionally, the DCO has broad powers to provide an orderly liquidation in the event of a default.

Customer Account Agreements. Customer Account Agreements and related addendums govern exchange traded or centrally cleared derivative transactions such as futures, options on futures and centrally cleared derivatives. If a Fund transacts in exchange traded or centrally cleared derivatives, the Adviser is a party to agreements with (1) a Futures Commissions Merchant (“FCM”) in which the FCM facilitates the execution of the exchange traded and centrally cleared derivative with the DCO and (2) with an executing broker/swap dealer to agree to the terms of the swap and resolution process in the event the centrally cleared swap is not accepted for clearing by the designated DCO. Exchange traded and centrally cleared derivatives transactions require posting an amount of cash or cash equivalents equal to a certain percentage of the contract amount known as the “initial margin” as determined by each relevant clearing agency and is segregated at an FCM which is registered with the Commodity Futures Trading Commission (“CFTC”) or the applicable regulator. The Fund receives from, or pays to, the counterparty an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments are known as the “variation margin”. Variation margin on the Statements of Assets and Liabilities may include variation margin on closed unsettled derivative transactions. Variation margin received may not be netted between exchange traded and centrally cleared derivatives. In the event of default, counterparty risk is significantly reduced as creditors to the FCM do not have claim to the Fund’s assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk.

International Swaps and Derivatives Association Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”). ISDA Master Agreements govern OTC financial derivative transactions entered into by PPM and select counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, events of default, termination and maintenance of collateral. Termination includes conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election of early termination could be material to the financial statements. In the event of default, the total financial derivative value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty. The amount of collateral exchanged is based on provisions within the ISDA Master Agreements and is determined by the net exposure with the counterparty and is not identified for a specific OTC derivative instrument.

Prime Brokerage Arrangements and Other Securities Borrowing Agreements. Certain Funds may enter into Prime Brokerage Arrangements or Securities Borrowing Agreements to facilitate execution and/or clearing of listed equity option transactions or short sales of securities between the Fund and select counterparties. The arrangements provide general guidelines surrounding the rights, obligations and other events, including but not limited to, margin, execution and settlement. These arrangements maintain provisions for, among other things, payments, maintenance of collateral, events of default, and termination. Cash margin and securities delivered as collateral are typically in the possession of the prime broker or lending agent and offset any obligations due to the prime broker or lending agent. Cash collateral held at the prime broker is reflected in Cash collateral segregated for short sales in the Statements of Assets and Liabilities. In the event of default, the value of securities sold short will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

NOTE 6. FINANCIAL DERIVATIVE INSTRUMENTS

Futures Contracts. A Fund may buy and sell futures on, among other things, financial instruments, individual equity securities, securities indices, interest rates, currencies and inflation indices. A futures contract is a standardized contract obligating two parties to exchange a specified asset at an agreed upon price and date. Variation margin is recorded by the Fund until the contracts are terminated at which time realized gains and losses are recognized. Futures contracts involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the securities held by the Fund or the change in the value of an underlying entity and the prices of the futures contracts and the possibility the Fund may not be able to enter into a closing transaction because of an illiquid market. With futures, counterparty risk to the Fund is reduced because futures contracts are exchange traded and the exchange’s clearinghouse, acting as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Swap Agreements. Swap agreements are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the OTC market or executed and centrally cleared with a DCO.

PPMFunds

Notes to Financial Statements (Unaudited)

June 30, 2020

A Fund enters into a swap agreement in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to the Fund than if the Fund had invested directly in an instrument that yield the desired return. In addition, the Fund may enter into swap agreements to manage certain risks and to implement investment strategies in a more efficient manner.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the unrealized gain or loss recorded by a Fund. Such risks include that there is no liquid market for OTC swaps, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreement and that there may be unfavorable changes in interest rates or value of underlying securities. Centrally cleared swaps involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund.

Credit Default Swap Agreements. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return if a credit event occurs for the referenced entity, obligation or index. If an event of default occurs, the seller must pay the buyer the full notional value of the reference obligation in exchange for the reference obligation. A Fund may be either the buyer or the seller in a credit default swap transaction. If a Fund is a buyer and no event of default occurs, the Fund will lose its investment and recover nothing. However, if an event of default occurs and the counterparty fulfills its payment obligation under the swap agreement, the Fund will receive the full notional value of the reference obligation that may have little or no value. As a seller, a Fund receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years. If an event of default occurs, the Fund (if the seller) must pay the buyer the full notional value of the reference obligation as disclosed in the Schedules of Investments. Credit default swap transactions involve greater risks than if a Fund had invested in the reference obligation directly.

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement. If the Fund is a buyer of protection, the Fund pays the fixed rate. If the Fund is a seller of protection, the Fund receives the fixed rate.

FASB ASC Topic 815, “Derivatives and Hedging” and Financial Instruments Eligible for Offset. FASB ASC Topic 815 includes the requirement for enhanced qualitative disclosures about objectives and strategies for using derivative instruments and disclosures regarding credit related contingent features in derivative instruments, as well as quantitative disclosures in the semi-annual and annual financial statements about fair value, gains and losses, and volume of activity for derivative instruments. Information about these instruments is disclosed in the context of each instrument’s primary underlying risk exposure which is categorized as credit, commodity, equity price, interest rate and foreign currency exchange rate risk. The following disclosures include: (1) Objectives and strategies for each Fund’s derivative investments during the period; (2) A summary table of the fair valuations of each Fund’s derivative instruments categorized by risk exposure, which references the location on the Statements of Assets and Liabilities and the realized and unrealized gain or loss on the Statements of Operations for each derivative instrument as of June 30, 2020. Funds which held only one type of derivative during the period are not included in the tables as the location on the Statements of Assets and Liabilities and the realized and unrealized gain loss on the Statements of Operations can be referenced directly on each Fund’s respective statements; (3) A summary table of derivative instruments and certain investments of each Fund, which are subject to master netting agreements or a similar agreement and are eligible for offset in the Statements of Assets and Liabilities as of June 30, 2020. For Funds which held only one type of derivative during the period, amounts eligible for offset are presented gross in the Statements of Assets and Liabilities. Net exposure can be referenced in the assets and liabilities on the Statements of Assets and Liabilities and, if collateral exists, the net exposure is offset by collateral identified in the segregated or pledged collateral table; and (4) A table reflecting each Fund’s average monthly derivative volume for the period ended June 30, 2020.

PPM Core Plus Fixed Income Fund Derivative Strategies - The Fund entered into futures contracts to hedge duration and to increase the Fund’s exposure to interest rate or yield curve risk. The Fund entered into credit default swap agreements to increase or decrease the Fund’s exposure to credit risk or hedge credit risk in a particular name, industry or sector.

PPM Core Plus Fixed Income Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2020
Derivative instruments assets:
[2] Variation margin on futures	—	—	—	—	6,484	6,484
Total derivative instruments assets	—	—	—	—	6,484	6,484
Derivative instruments liabilities:
[2] Variation margin on futures	—	—	—	—	9,156	9,156
[2] Variation margin on swap agreements	—	812	—	—	—	812
Total derivative instruments liabilities	—	812	—	—	9,156	9,968
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2020
Net realized gain (loss) on:
Futures	—	—	—	—	330,775	330,775
Swap agreements	—	15,150	—	—	—	15,150
Net change in unrealized appreciation (depreciation) on:
Futures	—	—	—	—	69,294	69,294
Swap agreements	—	(12,896)	—	—	—	(12,896)

PPMFunds

Notes to Financial Statements (Unaudited)

June 30, 2020

PPM Core Plus Fixed Income Fund – Average Derivative Volume1

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	—	14,530,565	—	—	—	500,000	—

PPM Long Short Credit Fund Derivative Strategies - The Fund entered into futures contracts to manage or adjust the risk profile of the Fund, establish net short positions for individual markets, currencies and securities and adjust the Fund’s portfolio duration. The Fund entered into credit default swap agreements to manage or adjust the risk profile of the Fund and replace more traditional direct investments or to obtain exposure to certain markets.

PPM Long Short Credit Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2020
Derivative instruments assets:
[2] Variation margin on futures	—	—	—	—	20,031	20,031
Total derivative instruments assets	—	—	—	—	20,031	20,031
Derivative instruments liabilities:
[2] Variation margin on futures	—	—	—	—	78	78
[2] Variation margin on swap agreements	—	5,489	—	—	—	5,489
Total derivative instruments liabilities	—	5,489	—	—	78	5,567
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2020
Net realized gain (loss) on:
Futures	—	—	—	—	(1,203,832)	(1,203,832)
Swap agreements	—	101,974	—	—	—	101,974
Net change in unrealized appreciation (depreciation) on:
Futures	—	—	—	—	(195,506)	(195,506)
Swap agreements	—	(86,739)	—	—	—	(86,739)

PPM Long Short Credit Fund – Average Derivative Volume1

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	—	15,514,817	—	—	—	3,380,000	—

1 The derivative instruments outstanding as of June 30, 2020, as disclosed in the Schedules of Investments, and the amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period ended June 30, 2020, as disclosed in the Statements of Operations, also serve as indicators of the derivative volume for the Funds.

2 Derivative asset or liability is not eligible for offset, and a Derivative and Financial Instruments Eligible for Offset table is not presented for the asset or liability, as applicable.

The derivative strategy for Funds which had significant derivative exposure during the period is as follows: PPM Floating Rate Income Fund entered into futures contracts to hedge against fluctuations in interest rates on the Fund’s investments in non-floating rate securities. PPM High Yield Core Fund entered into futures contracts to obtain exposure to or hedge changes in interest rates.

The derivative instruments outstanding as of June 30, 2020, as disclosed in the Schedules of Investments, and the amounts of realized gains and losses and change in unrealized gains and losses on derivative instruments during the period ended June 30, 2020, as disclosed in the Statements of Operations, also serve as indicators of the derivative volume for the Funds. For Funds which had significant derivative exposure during the period, the average monthly derivative volume is as follows:

Notional Value at Purchase of Futures Contracts ($)
PPM Floating Rate Income Fund	540,202
PPM High Yield Core Fund	2,135,839

PPMFunds

Notes to Financial Statements (Unaudited)

June 30, 2020

Pledged Collateral. The following table summarizes cash and securities collateral pledged for the Funds at June 30, 2020:

		Futures Contracts	Swap Agreements
	Counterparties	Pledged or Segregated Cash($)	Pledged or Segregated Cash($)
PPM Core Plus Fixed Income Fund	MLP	78,100	9,684
PPM Floating Rate Income Fund	MLP	4,180	—
PPM High Yield Core Fund	MLP	7,590	—
PPM Long Short Credit Fund	MLP	263,120	65,462

	Lending Agent/Prime Broker	Securities Sold Short Segregated Securities($)
PPM Long Short Credit Fund	SSB	9,468,485

None of the futures contracts held by the Funds are subject to master netting agreements or a similar agreement and are not eligible for offset in the Statements of Assets and Liabilities as of June 30, 2020. Net exposure to the Funds for futures contracts is the variation margin in addition to any collateral pledged for the initial margin on the futures contracts.

NOTE 7. INVESTMENT RISKS AND REGULATORY MATTERS

The Funds' risks include, but are not limited to, the following:

Credit Risk. Credit risk is the actual or perceived risk that the issuer of a bond, borrower, guarantor, counterparty, or other entity responsible for payment will not pay interest and principal payments when due. The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. A Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

Corporate, Sovereign Entity, and Bank Loan Risk. Commercial banks, sovereign entities, and other financial institutions or institutional investors make corporate loans to companies or sovereign entities that need capital to grow, restructure, or for infrastructure projects. These instruments are commonly referred to as loans or bank loans. Borrowers generally pay interest on corporate loans at floating rates that change in response to changes in market interest rates such as the LIBOR, the prime rates of US banks or another relevant index. As a result, the value of such loan investments is generally less exposed to the adverse effects of interest rate fluctuations than investments that pay a fixed rate of interest. However, the market for certain loans may not be sufficiently liquid, and a Fund may have difficulty selling them. It may take longer than seven days for transactions in loans to settle. Certain loans may be classified as illiquid securities. Additionally, because a loan may not be considered a security, a Fund may not be afforded the same legal protections afforded securities under federal securities laws. Thus, a Fund generally must rely on contractual provisions in the loan agreement and common-law fraud protections under applicable state law.

Equity Securities Risk. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. As a result of such factors as a company’s business performance, investor perceptions, stock market trends and general economic conditions, the price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. A Fund could lose money if a company in which it invests becomes financially distressed. Generally preferred stocks rank before common stocks in their claim on income for dividend payments and on assets should the company be liquidated. The rights of common stockholders are subordinate to all other claims on a company’s assets including, debt holders and preferred stockholders.

High-Yield Bonds, Lower-Rated Bonds, and Unrated Securities Risk. High-yield bonds, lower-rated bonds, and certain unrated securities are broadly referred to as junk bonds, and are considered below investment-grade by a nationally recognized statistical rating organization (“NRSRO”). Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. As a result, an investment in junk bonds is considered speculative. High-yield bonds may be subject to liquidity risk, and a Fund may not be able to sell a high-yield bond at the price at which it is currently valued.

LIBOR Replacement Risk. In addition to other interbank offered rates, the most common benchmark rate for floating rate securities is LIBOR, which is the rate of interest offered on short-term interbank deposits, as determined by trading between major international banks. The UK Financial Conduct Authority has announced that LIBOR rates will no longer be published after the end of 2021. The elimination of LIBOR may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. Alternatives to LIBOR are established or in development in most major currencies, including the Secured Overnight Financing Rate (SOFR) that is intended to replace U.S. dollar LIBOR. Markets are slowly developing in response to these new reference rates. However, questions around the rate transition’s effect on the liquidity of securities and how to appropriately adjust

PPMFunds

Notes to Financial Statements (Unaudited)

June 30, 2020

these rates at the time of transition remain undetermined for the Funds. The effects of discontinuation of LIBOR on the Funds will vary, and it is difficult to predict the full impact of the transition away from LIBOR on the Funds until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted and market practices become more settled.

Issuer Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. A security’s value may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer’s goods or services.

Interest Rate Risk. When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed-income securities normally have more price volatility than short-term fixed-income securities.

Investment Style Risk. The returns from a certain investment style may be lower than the returns from the overall stock market. Value stocks may not increase in price if other investors fail to recognize the company’s value or the factors that are expected to increase the price of the security do not occur. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).

Senior Loans Risk. The senior loans in which a Fund invests are usually rated below investment grade. The amount of public information with respect to loans may be less extensive than that available for registered or exchange listed securities. An economic downturn generally leads to a higher non-payment rate, and a senior loan may lose significant value before a default occurs. A secured senior loan may not be adequately collateralized. Moreover, any specific collateral used to secure a senior loan may decline in value or become illiquid, which would adversely affect the senior loan’s value.

Market Risk. Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates, adverse investor sentiment, regional and global health epidemics, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

Liquidity Risk. Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if a Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. To meet redemption requests, a Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

Leverage Risk. Certain transactions, such as reverse repurchase agreements, futures, forwards, swaps, or other derivative instruments, include the use of leverage and may cause a Fund to liquidate portfolio positions at disadvantageous times to satisfy its obligations or to meet asset segregation requirements. The effect of using leverage is to increase a Fund’s potential gains and losses in comparison to the amount of a Fund’s assets (that is, assets other than borrowed assets) at risk, which may cause a Fund’s portfolio to be more volatile. If a Fund uses leverage, the Fund has the risk of capital losses that exceed the net assets of the Fund.

NOTE 8. INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH AFFILIATES

Advisory and Administrative Fees. The Trust has entered into an Investment Advisory and Management Agreement (the "Investment Advisory Agreement") with PPM. Subject to the oversight of the Trust’s Board of Trustees, PPM is responsible for managing the affairs of the Trust including, but not limited to, continuously providing the Trust with investment advice and business management to the Funds. Pursuant to the Investment Advisory Agreement, PPM receives an annual fee accrued daily and payable monthly, at an annual rate of 0.40% of the average daily net assets of the PPM Core Plus Fixed Income Fund, 0.55% of the average daily net assets of the PPM Floating Rate Income Fund, 0.55% of the average daily net assets of the PPM High Yield Core Fund, 0.50% of the average daily net assets of the PPM Long Short Credit Fund, 0.60% of the average daily net assets of the PPM Large Cap Value Fund, 0.70% of the average daily net assets of the PPM Mid Cap Value Fund and 0.80% of the average daily net assets of the PPM Small Cap Value Fund.

The Trust has entered into an Administration Agreement with JNAM, an affiliate of PPM. Pursuant to the Administration Agreement, JNAM receives an annual fee accrued daily and payable monthly, at an annual rate of 0.10% of the average daily net assets of each Fund. In return for the fees paid under the Administration Agreement, JNAM provides or procures all necessary administrative functions and services for the operation of the Funds. This includes, among other things, fund accounting; calculation of the daily NAV of each Fund; monitoring the Funds’ expense accruals; calculating monthly total return; prospectus and statement of additional information compliance monitoring; preparing certain financial statements of the Trust; and preparing the Trust’s regulatory filings. In addition, JNAM, at its own expense, arranges for legal, audit, custody (except overdraft and interest expense), printing and mailing of financial statements and prospectuses, a portion of the Chief Compliance Officer costs, and other services necessary for the operation of the Funds. Each Fund is responsible for investment advisory services; transfer agency services; trading expenses including brokerage commissions; interest expenses; taxes; costs and expenses associated with short sales; nonrecurring and extraordinary expenses; registration fees; license fees; directors’ and officers’ insurance; the fees and expenses of the independent Trustees; independent legal counsel to the independent Trustees; and a portion of the costs associated with the Chief Compliance Officer.

Advisory Fee Waivers. The Trust and the Adviser have entered into an Expense Limitation Agreement whereby PPM has contractually agreed to waive a portion of its management fee and/or reimburse expenses for each of the Funds to the extent necessary to limit the annualized ordinary operating expenses (excluding taxes, interest, all commissions and other normal charges incident to the purchase and sale of portfolio securities, dividend and interest expenses related to short sales, indirect expenses of investing in other investment companies, and extraordinary expenses) to 0.50% for the PPM Core Plus Fixed Income Fund, 0.70% for the PPM Floating Rate Income Fund, 0.70% for the PPM High Yield Core Fund, 0.70% for the PPM Long Short

PPMFunds

Notes to Financial Statements (Unaudited)

June 30, 2020

Credit Fund, 0.75% for the PPM Large Cap Value Fund, 0.90% for the PPM Mid Cap Value Fund and 1.00% for the PPM Small Cap Value Fund through April 30, 2021. Any waived amounts are not subject to future recoupment by the Adviser.

Security Transactions. Security transactions can occur in the Funds where both the buyer and seller of the security are portfolios or accounts for which PPM serves as the Adviser. Such transactions occur to eliminate transaction costs normally associated with security trading activity. Such transactions are subject to compliance with Rule 17a-7 under the 1940 Act (“Rule 17a-7 transactions”) and are reviewed by the Chief Compliance Officer. Rule 17a-7 trades are executed at current market price at the time of the transaction. There were no 17a-7 transactions that were deemed significant by the Administrator during the period ended June 30, 2020.

NOTE 9. INCOME TAX MATTERS

Each Fund is treated as a separate tax payer for federal income tax purposes. Each Fund intends to continue to qualify as a regulated investment company ("RIC") and to distribute substantially all net investment income and net capital gains, if any, to its shareholders and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to RICs. Therefore, no federal income tax provision is required.

The following information for the Funds is presented on an income tax basis. Differences between amounts for financial statements and federal income tax purposes are primarily due to timing and character differences in recognizing certain gains and losses on investment transactions. Permanent differences between financial statement and federal income tax reporting are reclassified within the capital accounts based on their federal income tax treatment. Temporary differences do not require reclassification. Permanent differences may include but are not limited to the following: expired capital loss carryforwards, foreign currency reclassifications, premium amortization or paydown reclassifications, reclassifications on the sale of passive foreign investment company ("PFIC") or Real Estate Investment Trust ("REIT") securities, net operating losses, accounting treatment of notional principal contracts and partnerships, equalization and other distribution adjustments. These reclassifications have no impact on net assets.

At December 31, 2019, the following Funds had capital loss carryforwards available for US federal income tax purposes to offset future net realized capital gains. The amount and character of the capital loss carryforwards are listed in the table below.

	Capital Loss Carryforwards with No Expiration
	Short Term ($)	Long Term ($)	Total ($)
PPM Floating Rate Income Fund	321,613	239,511	561,124
PPM High Yield Core Fund	985,047	223,861	1,208,908
PPM Long Short Credit Fund	304,063	656,042	960,105
PPM Large Cap Value Fund	105,509	129,881	235,390
PPM Mid Cap Value Fund	218,091	277,228	495,319
PPM Small Cap Value Fund	329,304	134,502	463,806

At December 31, 2019, the Funds’ last fiscal year end, the following Funds had capital, currency and/or PFIC mark-to-market losses realized after October 31, 2019 (“Post-October losses”), which were deferred for tax purposes to the first day of the following fiscal year, January 1, 2020:

Amount($)
PPM Floating Rate Income Fund	53,975
PPM Large Cap Value Fund	10,684
PPM Mid Cap Value Fund	2,943
PPM Small Cap Value Fund	152,261

As of June 30, 2020, the cost of investments and the components of net unrealized appreciation (depreciation) for the Funds were as follows:

	Tax Cost of Investments($)	Gross Unrealized Appreciation($)	Gross Unrealized Depreciation($)	Net Unrealized Appreciation (Depreciation)($)
PPM Core Plus Fixed Income Fund	55,245,115	3,303,201	(495,084)	2,808,117
PPM Floating Rate Income Fund	54,521,675	92,604	(2,973,535)	(2,880,931)
PPM High Yield Core Fund	54,677,469	1,353,902	(2,160,496)	(806,594)
PPM Long Short Credit Fund
Long Investments	45,631,010	2,064,610	(1,645,906)	418,704
Short Investments	4,561,017	54,025	(892,802)	(838,777)
PPM Large Cap Value Fund	8,754,185	687,982	(1,544,790)	(856,808)
PPM Mid Cap Value Fund	5,885,057	439,405	(1,365,272)	(925,867)
PPM Small Cap Value Fund	11,684,545	1,003,425	(2,030,765)	(1,027,340)

As of June 30, 2020, the components of net unrealized appreciation (depreciation) for derivatives were as follows:

	Tax Cost/Premiums/Adjustment($)	Gross Unrealized Appreciation($)	Gross Unrealized Depreciation($)	Net Unrealized Appreciation (Depreciation)($)
PPM Core Plus Fixed Income Fund
Futures/Futures Options Contracts	24,453	—	—	—
Swap Agreements	9,947	—	(15,850)	(15,850)
PPM Floating Rate Income Fund
Futures/Futures Options Contracts	(1,330)	—	—	—

PPMFunds

Notes to Financial Statements (Unaudited)

June 30, 2020

	Tax Cost/Premiums/Adjustment($)	Gross Unrealized Appreciation($)	Gross Unrealized Depreciation($)	Net Unrealized Appreciation (Depreciation)($)
PPM High Yield Core Fund
Futures/Futures Options Contracts	(2,395)	—	—	—
PPM Long Short Credit Fund
Futures/Futures Options Contracts	(56,210)	—	—	—
Swap Agreements	67,244	—	(107,148)	(107,148)

The tax character of distributions paid during the Funds’ fiscal year ended December 31, 2019 was as follows:

	Net Ordinary Income*($)	Long-term Capital Gain($)	Return of Capital($)
PPM Core Plus Fixed Income Fund	2,167,704	247,627	—
PPM Floating Rate Income Fund	2,466,640	—	—
PPM High Yield Core Fund	2,870,699	—	—
PPM Long Short Credit Fund	1,803,726	—	—
PPM Large Cap Value Fund	149,362	—	—
PPM Mid Cap Value Fund	70,838	—	—
PPM Small Cap Value Fund	47,781	—	—

* Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

FASB ASC Topic 740 “Income Taxes” provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FASB ASC Topic 740 requires the evaluation of tax positions taken or expected to be taken in the course of preparing each Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would result in the Funds recording a tax expense in the current year. FASB ASC Topic 740 requires that management evaluate the tax positions taken in returns for 2018 and 2019, which remain subject to examination by the Internal Revenue Service and certain other jurisdictions. Management completed an evaluation of the Funds’ tax positions and based on that evaluation, determined that no provision for federal income tax was required in the Funds’ financial statements during the period ended June 30, 2020.

PPMFunds

Additional Disclosures (Unaudited)

June 30, 2020

Disclosure of Fund Expenses. Shareholders incur ongoing costs, which include costs for portfolio management, administrative services and other operating expenses. Operating expenses such as these are deducted from each Fund’s gross income and directly reduce the final investment return. These expenses are expressed as a percentage of the Fund’s average net assets; this percentage is known as the Fund’s expense ratio. The examples below use the expense ratio and are intended to help the investor understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

Expenses Using Actual Fund Return. This section provides information about the actual account values and actual expenses incurred by the Fund. Use the information in this section, together with the amount invested, to estimate the expenses paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses paid during this period.

Expenses Using Hypothetical 5% Return. This section provides information that can be used to compare each Fund’s costs with those of other mutual funds. It assumes that the Fund’s expense ratio for the period is unchanged and assumes an annual 5% return before expenses, which is not the Fund’s actual return. This example is useful in making comparisons because the SEC requires all mutual funds to make the 5% calculation.

		Expenses Using Actual Fund Return			Expenses Using Hypothetical 5% Return
	Annualized Expense Ratios(%)	Beginning Account Value 01/01/20($)	Ending Account Value 06/30/20($)	Expenses Paid During Period($)†	Beginning Account Value 01/01/20($)	Ending Account Value 06/30/20($)	Expenses Paid During Period($)†
PPM Core Plus Fixed Income Fund
Institutional Class	0.50	1,000.00	1,061.00	2.56	1,000.00	1,022.38	2.51
PPM Floating Rate Income Fund
Institutional Class	0.70	1,000.00	949.30	3.39	1,000.00	1,021.38	3.52
PPM High Yield Core Fund
Institutional Class	0.70	1,000.00	941.40	3.38	1,000.00	1,021.38	3.52
PPM Long Short Credit Fund
Institutional Class	1.38	1,000.00	959.90	6.72	1,000.00	1,018.00	6.92
PPM Large Cap Value Fund
Institutional Class	0.75	1,000.00	798.80	3.35	1,000.00	1,021.13	3.77
PPM Mid Cap Value Fund
Institutional Class	0.90	1,000.00	760.80	3.94	1,000.00	1,020.39	4.52
PPM Small Cap Value Fund
Institutional Class	1.00	1,000.00	723.40	4.28	1,000.00	1,019.89	5.02

† Expenses paid during the period are equal to the annualized net expense ratio, multiplied by the average account value over the period, then multiplied by 182/366 (to reflect the most recent 6-month period).

Quarterly Portfolio Holdings. The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds' Form N-PORT reports are available on the SEC’s website at www.sec.gov. The information on Form N-PORT is also available upon request from the Transfer Agent by calling the Funds toll-free at 1-844-446-4PPM (1-844-446-4776).

Proxy Voting Policies and Procedures and Proxy Voting Record. A description of the Policy that the Funds’ Adviser used to vote proxies relating to portfolio securities and additional information on how the Funds voted any proxies relating to portfolio securities during the 12-month period ended June 30, 2020, are available (1) without charge, upon request by calling 1-844-446-4PPM (1-844-446-4776), (2) by writing PPM Funds, P.O. Box 2175, Milwaukee, Wisconsin 53201-2175, (3) online at www.ppmamerica.com/ppmfunds, and (4) by visiting the SEC’s website at www.sec.gov.

The Statement of Additional Information includes additional information about Fund Trustees and may be obtained at no charge by calling 1-844-446-4PPM (1-844-446-4776) or by writing PPM Funds, P.O. Box 2175, Milwaukee, Wisconsin 53201-2175, or visiting www.ppmamerica.com/ppmfunds.

PPM Funds

PPM Liquidity Narrative for Shareholders

Consistent with Rule 22e-4 under the Investment Company Act of 1940, as amended, PPM Funds (the “Trust”), on behalf of each of its series (each a “Fund” and, collectively, the “Funds”), has established a liquidity risk management program to govern the Funds’ approach to managing liquidity risk (the “Program”). The Program is overseen by the Liquidity Committee, a committee comprised of representatives of the Trust’s investment adviser, PPM America, Inc. The Trust’s Board of Trustees (the “Board”) has approved the designation of the Liquidity Committee to oversee the Program.

The Program’s principal objectives include supporting the Funds’ compliance with limits on investments in illiquid assets and mitigating the risk that a Fund will be unable to meet its redemption obligations in a timely manner. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence each Fund’s liquidity and the periodic classification and re-classification of a Fund’s investments into groupings that reflect the Liquidity Committee’s assessment of their relative liquidity under current market conditions.

At a meeting of the Board held on May 12, 2020, the Trustees received a report from the Liquidity Committee regarding the design and operational effectiveness of the Program since its implementation on June 1, 2019. The Liquidity Committee determined, and reported to the Board, that the Program, including the operation of the highly liquid investment minimum for PPM Floating Rate Income Fund, is reasonably designed to assess and manage the Funds’ liquidity risk and has operated adequately and effectively to manage the Funds’ liquidity risk since implementation. The Liquidity Committee reported that during the period covered by the report, there were no liquidity events that impacted the Funds or their ability to timely meet redemptions without dilution to existing shareholders. The Board further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Funds’ prospectus for more information regarding each Fund’s exposure to liquidity risk and other principal risks to which an investment in a Fund may be subject.

PPM FUNDS

SUPPLEMENT DATED MAY 14, 2020 TO

THE PROSPECTUS DATED APRIL 29, 2020

PPM Core Fixed Income Fund

PPM Core Plus Fixed Income Fund

PPM Floating Rate Income Fund

PPM High Yield Core Fund

PPM Investment Grade Credit Fund

PPM Long Short Credit Fund

PPM Large Cap Value Fund

PPM Mid Cap Value Fund

PPM Small Cap Value Fund

(each, a “Fund,” and collectively, the “Funds”)

PKOIX PKPIX PKFIX PKHIX PKIIX PKLIX PZLIX PZMIX PZSIX

This supplement provides new and additional information pertaining to the Funds that affects information contained in the Funds’ Prospectus and should be read in conjunction with the Prospectus.

In the Summary Prospectus for the PPM Floating Rate Income Fund under the section entitled “Performance”, the date “July 16, 2018” shall be deleted in the “Life of Fund” column in the table and replaced with “May 1, 2018” (the Fund’s inception date).

The “Share Price” section of the Prospectus is deleted in its entirety and replaced with the following:

Share Price

The price of each Fund’s shares is based on its NAV. The NAV of a Fund’s shares is generally determined once each day on which the New York Stock Exchange (“NYSE”) is open (a “Business Day”) at the close of the regular trading session of the NYSE (normally 4:00 p.m. Eastern Time, Monday through Friday). However, consistent with legal requirements, calculation of the Fund’s NAV may be suspended on days determined by the Board during times of NYSE market closure, which may include times during which the SEC issues policies or protocols associated with such closure pursuant to Section 22(e) of the 1940 Act. The NAV per share of each Fund is determined by adding the value of all securities and other assets of a Fund, deducting its liabilities, and dividing by the number of shares outstanding. Generally, the value of exchange-listed or exchange-traded securities is based on their respective market prices, and fixed income securities are valued based on prices provided by an independent pricing service.

For foreign securities and other assets that are priced in a currency other than US dollars, a Fund will convert the security or asset from the local currency into US dollars using the relevant current exchange rate. Foreign securities may trade in their primary markets on weekends or other days when the Funds do not price their shares and, therefore, the value of portfolio securities of a Fund may change on days when shareholders will be unable to purchase or redeem the Fund's shares.

The Board has adopted procedures pursuant to which the Administrator may determine, subject to Board oversight, the “fair value” of a security for which a current market price is not available or the current market price is considered unreliable or inaccurate. Under these procedures, the “fair value” of a security generally will be the amount, determined by the Administrator in good faith, that the owner of such security might reasonably expect to receive upon its current sale.

The Board has established a valuation committee to review fair value determinations pursuant to the Trust’s “Valuation Guidelines.” The valuation committee will also review the value of restricted securities, securities and assets for which a current market price is not readily available, and securities and assets for which there is reason to believe that the most recent market price does not accurately reflect current value (e.g. disorderly market transactions). In the event that the NYSE is closed unexpectedly or opens for trading but closes earlier than scheduled, the valuation committee will evaluate if trading activity on other U.S. exchanges and markets for equity securities is otherwise reflective of normal market activity. To the extent an NYSE closure is determined to be accompanied by a disruption of normal market activity, the valuation committee may utilize the time the NYSE closed for purposes of measuring and calculating the Funds’ NAVs. To the extent an NYSE closure is determined to not have resulted in a disruption of normal market activity, the valuation committee may utilize the time the NYSE was scheduled to close for purposes of measuring and calculating the Funds’ NAVs.

A Fund may invest in securities that principally trade on foreign exchanges that may be open on days when the Fund does not price its shares or where several hours may pass between the time when trading on such foreign exchanges closes and the time as of which the Fund calculates its NAV. As a result, a Fund’s NAV may be affected on days when shareholders are not able to purchase or redeem the Fund’s shares.

All investments in the Trust are credited to the shareholder’s account in the form of full and fractional shares of the designated Fund (rounded to the nearest 1/1000 of a share). The Trust does not issue share certificates.

Privacy Policy

PPM America, Inc., PPM Loan Management Company, LLC and PPM Funds (collectively, “PPM”) are committed to keeping nonpublic information about clients and potential clients secure and confidential. We do not disclose your information to anyone except as required by law, described in this policy, or as you otherwise permit. Most importantly, we do not sell your information to anyone.

PERSONAL INFORMATION COLLECTED WITHIN THE PAST 12 MONTHS

Below is a list of the categories of personal information we have collected within the past 12 months. We did not necessarily collect all the specific pieces of personal information listed for any given person. Please note that these personal information categories are as they are set forth under California law.

Category	Examples	Collected
Identifiers	Name, email address, postal address, government issued ID, or other similar identifiers	Yes
Personal Information (as listed in Cal. Civ. Code § 1798.80)	Signature, social security number, financial information or other similar personal information	Yes
Protected classification characteristics	Age, race, national origin, citizenship, gender	Yes
Commercial Information	Property records, business or other financial related commercial information	Yes
Biometric Information	Genetic, physiological, behavioral, and biological characteristics, such as fingerprints	Yes
Internet/Network Activity	Information on interactions with firm marketing emails	Yes
Geolocation Data	Physical location or movements	No
Sensory Data	Audio or visual information	Yes
Professional or employment-related information	Current or past job history or performance evaluations	Yes
Non-public education information	Transcripts, class lists	Yes
Inferences drawn from other personal information	Profile reflecting psychological trends, predispositions, behavior, attitudes,	No

HOW WE COLLECT PERSONAL INFORMATION

We receive personal information through two primary means: information you provide us directly and information we collect automatically.

Information you provide to PPM. In the course of serving you as someone associated with a corporate or institutional client, PPM obtains personal information about you principally through requests by email or telephone. Obtaining this information is important to our ability to fulfill your requests and deliver the highest level of service.

Digital Analytics Information. While we do not collect personal information from anyone who is merely visiting or browsing our website, to enhance our visitors' usability of the PPM website, we use digital analytics tools (e.g. Google Analytics) to understand and optimize performance. This may include, but is not limited to, the collection of IP addresses and information about what pages visited, and average time on pages. To learn more about how Google uses the information, visit Google’s Privacy & Terms at http://policies.google.com/technologies/partner-sites.

When interacting with our PPM email marketing materials, our systems automatically log information about your interaction with that email as well as information about your computer or mobile device. For example, our system logs when you open an email from us, what links in our emails you select, your IP address, your computer or mobile device operating system name and version, browser and email client type, how long you spent on a page, and information about your use of and actions on the email newsletter. If you currently receive PPM email marketing materials but wish to stop receiving these communications, please follow the opt-out instructions contained within the email message from PPM.

HOW WE USE YOUR INFORMATION

Use of your personal information depends on your relationship to PPM. We did not necessarily collect all the specific pieces of personal information listed above for any one specific business purpose, but rather, we used personal information, generally, in the following circumstances, including:

• Servicing clients. For example, personal information may be needed to maintain or service accounts, process or fulfill orders and transactions, or process payments.

• Performing due diligence. For example, we may need to conduct research or evaluate individuals in connection with an investment or sale on behalf of our clients or with respect to a corporate restructuring, merger or acquisition or similar proceeding.

• Employment with PPM. For example, we collect information throughout our hiring process, talent evaluation, inquiries, benefits enrollment, compensation and termination.

• Pursuant to law or regulation. For example, we might use the information you provide us to verify your identity or identify individuals within your organization to help fulfill certain legal or regulatory requirements.

• Interacting with our service providers. For example, PPM may receive personal information during the course of our business relationship for onboarding, background checks, or, depending on your relationship to PPM, as required to attest to PPM’s compliance policies and code of conduct.

• As part of a corporate transaction. For example, a transaction with a successor or affiliate or in connected with any acquisition, merger or sale of assets.

• Respond to your requests or questions. For example, we might use the information you provided us to respond to your questions or feedback.

For those who interact with our PPM email marketing materials or our website, we collect and use your information to:

•  Provide relevant news and information. For example, we might use your information to customize your experience with us and help us better understand your interests and needs so that we can improve your experience with our online content.

•  Improve our website, products or services. For example, we might use anonymized information to enhance your experience with us or improve content on our websites.

SHARING PERSONAL INFORMATION

PPM does not share your personal information with “third parties” as defined by the California Consumer Privacy Act.

We may share your information with affiliates and non-affiliated third-parties that perform support services for PPM. These parties are subject to agreements that require them to maintain the confidentiality of your information and to use it only in the course of providing such services. We will also share information if you so direct or with your consent, if we are compelled by law or regulation, as part of a corporate transaction with a successor or affiliate or in connected with any acquisition, merger or sale of assets, or in other circumstances as permitted by law (for example, to protect your account from fraud).

SPECIFIC PRIVACY RIGHTS

California-specific privacy rights. The California Consumer Privacy Act (“CCPA”) provides residents of California enhanced privacy rights, including the following:

• Right to know about your personal information PPM collects and discloses

• Right to access information PPM has collected about you

• Right to request PPM delete your personal information

• Right to non-discrimination for exercising your privacy rights

We do not discriminate against you, for example, by offering a different level of service, for exercising any of these rights. While the CCPA also provides California residents with the right to opt-out of sales of personal information to third parties, it is important to know we do not sell your personal information. Additionally, we do not knowingly collect or sell the personal information of minors (individuals under 16 years of age) without affirmative authorization.

Should you wish to exercise any of the above rights, please use this link to submit a request, or if you are unable to complete the form, please call (866) 352-4564. To protect your privacy, you will be required to provide information to help verify your identity. Only you, or someone legally authorized to act on your behalf, may make a verifiable consumer request related to your personal information. We will make good faith efforts to provide you with access to your information when you request it, but we cannot grant your request if we cannot verify your identity or authority to make the request and confirm that the personal information relates to you. Further, there may be other circumstances in which we may not grant access. In all cases, we will provide you with an explanation of our determination and a point of contact for further enquiries.

Additionally, under California Civil law, Californians are entitled to request information relating to whether a business has disclosed personal data to any third parties for the third parties’ direct marketing purposes. Californians who wish to request further information about our compliance with this statute or who have questions, more generally, about our Privacy Policy and our privacy commitments and our website should contact us at privacy@ppmamerica.com or at PPM America, 225 West Wacker Dr., Suite 1200, Chicago, Illinois 60606.

USE OF COOKIES

A cookie is a piece of data stored within the web browser on your computer by the websites you visit. Cookies are widely used to improve browsing experience and help websites function more efficiently. The cookies we use enable certain functionality of the website and facilitate website usage analysis. This will enable us to continually improve the website and our systems. The cookies do not hold any personal information about you. We do not associate any data gathered from cookies with any of your personal information. From our website, PPM may place cookies on your computer. There are two types of cookies that we use:

• Session cookies - these cookies are temporarily created when you visit our website. When you leave the website all session cookies are deleted.

• Persistent cookies - these cookies remain on your computer for the period of time specified in the cookie. They are activated each time you visit our website which created that particular cookie.

Many Internet browsers allow you to adjust your cookie preferences or delete existing cookies. If you set your browser to reject cookies, you should be aware that certain website features may not be available to you or may not function correctly. Certain Internet browsers may provide you the choice to set "Do Not Track" preferences, to limit the collection of information about your online activities over time and across third-party websites or online services. PPM’s systems do not respond to Internet browser "do not track" signals or similar mechanisms.

LINKS TO THIRD-PARTY SITES

The PPM website may contain links to other websites. We are not responsible for the privacy practices of any such other website (whether accessed through an advertisement, service or content link) and urge you to review such practices prior to submitting any information to such websites.

SAFEGUARDING INFORMATION

We recognize that information security is a crucial topic. To protect information, we've utilized an information security program to protect the integrity of our systems and applications. We implemented precautions throughout our organization, as well as our affiliates, including, where appropriate, the following: password protection, multi-factor authentication, encryption, TLS, firewalls, and internal restrictions on who may access data to protect the information we collect from loss, misuse, and unauthorized access, disclosure, alteration, and destruction.

We restrict access to personal information to authorized employees and in some cases to third parties as permitted by law. In addition to the requirements in this policy, we maintain physical, electronic and procedural safeguards to guard sensitive information. We adhere to these standards even after a business relationship ends.

CHANGES TO POLICY

This policy provides a general statement of the ways in which PPM protects your personal information. You may, however, in connection with specific products or services offered by PPM, be provided with privacy policies or statements that supplement this policy. PPM reserves the right to change its privacy policy or any supporting or related policies or procedures at any time. If there are any changes to the terms of this privacy policy, documents containing the revised policy will be updated, including our website at PPM Privacy Policy or http://ppmamerica.com/privacy-policy, and will be effective immediately. Contact us at privacy@ppmamerica.com should you have any questions about this privacy policy.

This policy was last updated on February 20, 2020.

Item 2. Code of Ethics.

Not applicable to the semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable to the semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to the semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)        Included as a part of the report to shareholders filed under Item 1.

(b)        Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

No material changes have been made.

Item 11. Controls and Procedures.

(a)

The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized, and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this report on Form N-CSR, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective.

(b)

There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting. There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this report on Form N-CSR.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)	(1) Not applicable to the semi-annual filing.
(2) The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.
(3) Not applicable.
(4) Not applicable.

(b)	The certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PPM Funds

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	September 2, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	September 2, 2020

By:	/s/ Daniel W. Koors
Daniel W. Koors
Principal Financial Officer

Date:	September 2, 2020

EXHIBIT LIST

Exhibit 13(a)(2)	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 13(b)	Certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended.